UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3114

Fidelity Select Portfolios

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Computers Portfolio

November 30, 2018

COM-QTLY-0119
1.810671.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Electronic Equipment & Components - 6.2%
Electronic Components - 1.2%
LG Display Co. Ltd.	394,852	$6,193,963
Technology Distributors - 5.0%
Dell Technologies, Inc. (a)	232,228	24,495,409

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		30,689,372

Household Durables - 18.9%
Consumer Electronics - 18.9%
LG Electronics, Inc.	123,010	7,960,569
Roku, Inc. Class A (a)	184	7,498
Sony Corp.	1,612,986	85,238,027
		93,206,094
Interactive Media & Services - 1.7%
Interactive Media & Services - 1.7%
Alphabet, Inc.:
Class A (a)	7,719	8,565,388
Class C (a)	19	20,794
		8,586,182
IT Services - 2.7%
Data Processing & Outsourced Services - 2.7%
MasterCard, Inc. Class A	33,280	6,691,610
Visa, Inc. Class A	47,200	6,688,712
		13,380,322
Semiconductors & Semiconductor Equipment - 3.1%
Semiconductor Equipment - 1.1%
ASML Holding NV	30,574	5,238,855
Semiconductors - 2.0%
Mellanox Technologies Ltd. (a)	105,499	9,793,472
Qualcomm, Inc.	325	18,935
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	465	17,479
		9,829,886

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		15,068,741

Software - 1.9%
Systems Software - 1.9%
Microsoft Corp.	85,481	9,478,988
Technology Hardware, Storage & Peripherals - 63.5%
Technology Hardware, Storage & Peripherals - 63.5%
Apple, Inc.	414,588	74,037,125
Canon, Inc.	447,137	12,688,881
Cray, Inc. (a)	23,289	610,405
Fujifilm Holdings Corp.	501,748	19,934,665
Hewlett Packard Enterprise Co.	1,039,029	15,585,435
HP, Inc.	1,018,141	23,417,243
Logitech International SA (Reg.)	335,597	11,280,063
NCR Corp. (a)	124,104	3,438,922
NetApp, Inc.	351,596	23,511,225
Pure Storage, Inc. Class A (a)	441,463	8,348,065
Quanta Computer, Inc.	4,357,819	7,057,340
Ricoh Co. Ltd.	716,375	6,954,546
Samsung Electronics Co. Ltd.	1,757,594	65,656,796
Seagate Technology LLC	384,050	16,548,715
Seiko Epson Corp.	120,558	1,915,929
Super Micro Computer, Inc. (a)	1,148	17,105
Western Digital Corp.	370,047	16,796,433
Xerox Corp.	188,836	5,083,465
		312,882,358
TOTAL COMMON STOCKS
(Cost $353,534,507)		483,292,057

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 2.27% (b)
(Cost $4,795,660)	4,794,701	4,795,660
TOTAL INVESTMENT IN SECURITIES - 99.0%
(Cost $358,330,167)		488,087,717
NET OTHER ASSETS (LIABILITIES) - 1.0%		4,864,594
NET ASSETS - 100%		$492,952,311

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$42,571
Fidelity Securities Lending Cash Central Fund	200
Total	$42,771

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$483,292,057	$379,171,186	$104,120,871	$--
Money Market Funds	4,795,660	4,795,660	--	--
Total Investments in Securities:	$488,087,717	$383,966,846	$104,120,871	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$91,798,379

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Semiconductors Portfolio

November 30, 2018

ELE-QTLY-0119
1.810682.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Electronic Equipment & Components - 4.6%
Electronic Manufacturing Services - 4.6%
Flextronics International Ltd. (a)	4,539,000	$39,716,250
Jabil, Inc.	2,246,437	56,093,532
TTM Technologies, Inc. (a)	3,148,579	37,436,604
		133,246,386
Semiconductors & Semiconductor Equipment - 93.7%
Semiconductor Equipment - 23.1%
Advanced Energy Industries, Inc. (a)	808,500	38,031,840
Applied Materials, Inc.	7,094,900	264,497,872
KLA-Tencor Corp.	828,700	81,676,672
Lam Research Corp.	1,525,373	239,422,546
MKS Instruments, Inc.	511,700	40,147,982
		663,776,912
Semiconductors - 70.6%
Alpha & Omega Semiconductor Ltd. (a)	823,700	9,077,174
Ambarella, Inc. (a)(b)	234,400	9,373,656
Analog Devices, Inc.	1,479,796	136,022,848
Broadcom, Inc.	1,079,100	256,189,131
Cypress Semiconductor Corp.	1,433,500	19,925,650
Dialog Semiconductor PLC (a)	54,600	1,417,982
Inphi Corp. (a)(b)	1,608,295	64,154,888
Intel Corp.	2,853,071	140,684,931
MACOM Technology Solutions Holdings, Inc. (a)(b)	2,223,900	39,518,703
Marvell Technology Group Ltd.	12,425,979	200,182,522
Maxim Integrated Products, Inc.	570,300	31,891,176
MaxLinear, Inc. Class A (a)	1,122,831	22,905,752
Microchip Technology, Inc. (b)	1,616,500	121,237,500
Micron Technology, Inc. (a)	3,643,640	140,498,758
NVIDIA Corp.	1,659,792	271,259,808
NXP Semiconductors NV	1,698,869	141,634,709
O2Micro International Ltd. sponsored ADR (a)	495,765	820,491
ON Semiconductor Corp. (a)	7,301,746	140,047,488
Qorvo, Inc. (a)	496,124	32,649,920
Qualcomm, Inc.	3,463,184	201,765,100
Renesas Electronics Corp. (a)	3,392,125	15,987,199
Sanken Electric Co. Ltd.	221,600	4,722,287
Skyworks Solutions, Inc.	168,200	12,239,914
Synaptics, Inc. (a)	272,700	10,488,042
		2,024,695,629

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		2,688,472,541

TOTAL COMMON STOCKS
(Cost $2,624,195,461)		2,821,718,927

Money Market Funds - 6.8%
Fidelity Cash Central Fund, 2.27% (c)	34,415,772	34,422,655
Fidelity Securities Lending Cash Central Fund 2.27% (c)(d)	160,495,852	160,511,901
TOTAL MONEY MARKET FUNDS
(Cost $194,934,556)		194,934,556
TOTAL INVESTMENT IN SECURITIES - 105.1%
(Cost $2,819,130,017)		3,016,653,483
NET OTHER ASSETS (LIABILITIES) - (5.1)%		(146,147,450)
NET ASSETS - 100%		$2,870,506,033

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$642,836
Fidelity Securities Lending Cash Central Fund	723,671
Total	$1,366,507

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
MACOM Technology Solutions Holdings, Inc.	$73,590,990	$4,575,966	$29,844,929	$--	$(19,729,735)	$10,926,411	$--
Quantenna Communications, Inc.	48,428,806	--	57,189,442	--	9,361,173	(600,537)	--
Total	$122,019,796	$4,575,966	$87,034,371	$--	$(10,368,562)	$10,325,874	$--

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Consumer Staples Portfolio

November 30, 2018

FOO-QTLY-0119
1.810694.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Beverages - 27.3%
Brewers - 0.9%
Beijing Yanjing Brewery Co. Ltd. Class A	10,571,440	$8,641,835
China Resources Beer Holdings Co. Ltd.	140,000	474,182
Molson Coors Brewing Co. Class B	55,100	3,623,927
		12,739,944
Distillers & Vintners - 2.2%
Constellation Brands, Inc. Class A (sub. vtg.)	126,200	24,704,912
Kweichow Moutai Co. Ltd. (A Shares)	13,453	1,092,011
Pernod Ricard SA (a)	48,400	7,736,862
		33,533,785
Soft Drinks - 24.2%
Coca-Cola Bottling Co. Consolidated	62,944	13,376,859
Coca-Cola European Partners PLC	417,953	20,287,439
Coca-Cola FEMSA S.A.B. de CV sponsored ADR (a)	71,000	4,294,790
Coca-Cola West Co. Ltd.	301,700	8,637,845
Fever-Tree Drinks PLC	2,176	66,325
Keurig Dr. Pepper, Inc.	690,500	18,643,500
Monster Beverage Corp. (b)	909,902	54,302,951
PepsiCo, Inc.	735,300	89,662,482
The Coca-Cola Co.	3,197,418	161,149,867
		370,422,058

TOTAL BEVERAGES		416,695,787

Food & Staples Retailing - 10.4%
Drug Retail - 2.5%
Rite Aid Corp. (a)(b)	1,367,770	1,518,225
Walgreens Boots Alliance, Inc.	441,824	37,409,238
		38,927,463
Food Distributors - 1.5%
Sysco Corp.	335,100	22,585,740
United Natural Foods, Inc. (b)	15,500	334,955
		22,920,695
Food Retail - 1.3%
Kroger Co.	517,470	15,348,160
Sprouts Farmers Market LLC (b)	188,500	4,339,270
		19,687,430
Hypermarkets & Super Centers - 5.1%
BJ's Wholesale Club Holdings, Inc.	21,600	504,576
Costco Wholesale Corp.	229,000	52,963,120
Walmart, Inc.	247,200	24,139,080
		77,606,776

TOTAL FOOD & STAPLES RETAILING		159,142,364

Food Products - 20.1%
Agricultural Products - 1.7%
Bunge Ltd.	188,135	10,736,864
Darling International, Inc. (b)	458,000	10,021,040
Ingredion, Inc.	44,300	4,627,578
		25,385,482
Packaged Foods & Meats - 18.4%
Conagra Brands, Inc.	562,600	18,194,484
Danone SA	330,491	24,676,273
JBS SA	4,970,800	15,129,640
Kellogg Co.	224,000	14,257,600
Mondelez International, Inc.	1,231,458	55,390,981
Nomad Foods Ltd. (b)	222,500	4,498,950
Post Holdings, Inc. (b)	72,900	7,053,075
The Hain Celestial Group, Inc. (b)	175,899	3,641,109
The Hershey Co.	114,400	12,389,520
The J.M. Smucker Co.	252,000	26,336,520
The Kraft Heinz Co.	723,600	36,990,432
The Simply Good Foods Co. (b)	847,099	17,213,052
TreeHouse Foods, Inc. (b)	595,359	31,315,883
Tyson Foods, Inc. Class A	255,503	15,061,902
		282,149,421

TOTAL FOOD PRODUCTS		307,534,903

Health Care Providers & Services - 1.0%
Health Care Services - 1.0%
CVS Health Corp.	184,103	14,765,061
Hotels, Restaurants & Leisure - 0.9%
Restaurants - 0.9%
Compass Group PLC	49,911	1,067,511
U.S. Foods Holding Corp. (b)	395,116	13,109,949
		14,177,460
Household Products - 17.1%
Household Products - 17.1%
Colgate-Palmolive Co.	373,780	23,742,506
Energizer Holdings, Inc.	37,900	1,699,057
Essity AB Class B	347,800	8,909,279
Procter & Gamble Co.	1,813,750	171,417,512
Reckitt Benckiser Group PLC	82,515	6,868,683
Spectrum Brands Holdings, Inc.	979,699	48,377,537
		261,014,574
Internet & Direct Marketing Retail - 0.2%
Internet & Direct Marketing Retail - 0.2%
The Honest Co., Inc. (b)(c)(d)	212,235	2,440,703
Multiline Retail - 1.0%
General Merchandise Stores - 1.0%
Dollar General Corp.	34,100	3,784,759
Dollar Tree, Inc. (b)	139,700	12,121,769
		15,906,528
Personal Products - 9.6%
Personal Products - 9.6%
Avon Products, Inc. (b)	8,584,907	18,200,003
Coty, Inc. Class A	8,377,497	69,868,325
Estee Lauder Companies, Inc. Class A	100,339	14,314,362
Herbalife Nutrition Ltd. (b)	29,820	1,707,195
Ontex Group NV	371,900	7,835,331
Unilever NV (Certificaten Van Aandelen) (Bearer)	635,030	35,240,552
		147,165,768
Tobacco - 11.8%
Tobacco - 11.8%
Altria Group, Inc.	953,745	52,293,838
British American Tobacco PLC sponsored ADR	595,326	20,759,018
Philip Morris International, Inc.	1,249,791	108,144,415
		181,197,271
TOTAL COMMON STOCKS
(Cost $1,412,136,738)		1,520,040,419

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 2.27% (e)	24,101,613	24,106,433
Fidelity Securities Lending Cash Central Fund 2.27% (e)(f)	9,611,806	9,612,767
TOTAL MONEY MARKET FUNDS
(Cost $33,719,200)		33,719,200
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $1,445,855,938)		1,553,759,619
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(25,018,247)
NET ASSETS - 100%		$1,528,741,372

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,440,703 or 0.2% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc.	8/28/18	$2,381,277

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$48,123
Fidelity Securities Lending Cash Central Fund	157,114
Total	$205,237

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,520,040,419	$1,450,814,208	$66,785,508	$2,440,703
Money Market Funds	33,719,200	33,719,200	--	--
Total Investments in Securities:	$1,553,759,619	$1,484,533,408	$66,785,508	$2,440,703

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$65,011,602

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Software and IT Services Portfolio

November 30, 2018

SOF-QTLY-0119
1.810708.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Electronic Equipment & Components - 1.1%
Electronic Equipment & Instruments - 0.5%
Trimble, Inc. (a)	762,900	$29,013,087
Technology Distributors - 0.6%
Dell Technologies, Inc. (a)	372,900	39,333,492

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		68,346,579

Entertainment - 3.0%
Interactive Home Entertainment - 3.0%
Activision Blizzard, Inc.	1,689,900	84,292,212
Electronic Arts, Inc. (a)	1,222,200	102,750,354
		187,042,566
Health Care Technology - 0.2%
Health Care Technology - 0.2%
Inovalon Holdings, Inc. Class A (a)(b)	734,300	9,766,190
Interactive Media & Services - 27.8%
Interactive Media & Services - 27.8%
Alphabet, Inc.:
Class A (a)	449,300	498,565,745
Class C (a)	532,460	582,740,198
Facebook, Inc. Class A (a)	3,936,500	553,511,265
Match Group, Inc. (b)	604,300	24,335,161
Tencent Holdings Ltd.	661,700	26,453,869
Twitter, Inc. (a)	739,600	23,260,420
Zillow Group, Inc.:
Class A (a)	359,100	13,010,193
Class C (a)(b)	397,000	14,510,350
		1,736,387,201
Internet & Direct Marketing Retail - 3.3%
Internet & Direct Marketing Retail - 3.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	471,400	75,829,404
eBay, Inc. (a)	1,114,900	33,279,765
MercadoLibre, Inc.	151,100	53,182,667
The Booking Holdings, Inc. (a)	24,900	47,107,812
		209,399,648
IT Services - 20.9%
Data Processing & Outsourced Services - 13.0%
Alliance Data Systems Corp.	308,100	61,730,916
ExlService Holdings, Inc. (a)	510,100	29,565,396
Fidelity National Information Services, Inc.	351,100	37,901,245
FleetCor Technologies, Inc. (a)	317,600	61,423,840
Global Payments, Inc.	163,700	18,303,297
MasterCard, Inc. Class A	637,700	128,222,339
MoneyGram International, Inc. (a)	533,000	1,161,940
NIC, Inc.	2,418,300	31,437,900
PayPal Holdings, Inc. (a)	1,593,900	136,772,559
The Western Union Co.	756,100	14,161,753
Total System Services, Inc.	608,500	53,164,645
Visa, Inc. Class A	1,664,820	235,921,642
		809,767,472
Internet Services & Infrastructure - 1.5%
Akamai Technologies, Inc. (a)	1,405,000	96,593,750
IT Consulting & Other Services - 6.4%
Capgemini SA	462,100	53,909,929
Cognizant Technology Solutions Corp. Class A	1,845,900	131,483,457
DXC Technology Co.	126,600	7,980,864
Gartner, Inc. (a)	363,100	55,623,289
IBM Corp.	943,500	117,248,745
Leidos Holdings, Inc.	528,200	33,276,600
		399,522,884

TOTAL IT SERVICES		1,305,884,106

Semiconductors & Semiconductor Equipment - 1.1%
Semiconductors - 1.1%
Broadcom, Inc.	61,900	14,695,679
NVIDIA Corp.	68,000	11,113,240
Qualcomm, Inc.	704,100	41,020,866
		66,829,785
Software - 41.5%
Application Software - 15.2%
Adobe, Inc. (a)	1,123,800	281,950,182
Autodesk, Inc. (a)	480,000	69,360,000
Blackbaud, Inc.	86,700	6,350,775
Box, Inc. Class A (a)	478,300	8,987,257
Citrix Systems, Inc.	480,650	52,376,431
Constellation Software, Inc.	56,700	38,888,352
Deem, Inc. (a)(c)(d)	124,895	62,448
Dropbox, Inc. Class A (a)(b)	334,200	7,816,938
Instructure, Inc. (a)	727,681	27,484,511
Micro Focus International PLC	1,488,600	29,233,952
Monotype Imaging Holdings, Inc.	1,321,800	22,801,050
Nuance Communications, Inc. (a)	878,200	14,042,418
Pivotal Software, Inc. (b)	2,078,300	37,222,353
Salesforce.com, Inc. (a)	1,404,326	200,481,580
SPS Commerce, Inc. (a)	328,400	27,989,532
Talend SA ADR (a)	429,200	14,910,408
Ultimate Software Group, Inc. (a)	134,000	35,365,280
Workday, Inc. Class A (a)	452,100	74,144,400
		949,467,867
Systems Software - 26.3%
Check Point Software Technologies Ltd. (a)	217,800	24,352,218
Microsoft Corp.	12,265,000	1,360,065,849
Oracle Corp.	2,660,900	129,745,484
Red Hat, Inc. (a)	296,100	52,871,616
Symantec Corp.	3,471,000	76,743,810
		1,643,778,977

TOTAL SOFTWARE		2,593,246,844

Technology Hardware, Storage & Peripherals - 0.8%
Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	267,400	47,752,292
TOTAL COMMON STOCKS
(Cost $3,711,668,346)		6,224,655,211

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 2.27% (e)	11,691,337	11,693,676
Fidelity Securities Lending Cash Central Fund 2.27% (e)(f)	44,181,442	44,185,860
TOTAL MONEY MARKET FUNDS
(Cost $55,879,116)		55,879,536
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $3,767,547,462)		6,280,534,747
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(40,001,417)
NET ASSETS - 100%		$6,240,533,330

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $62,448 or 0.0% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Deem, Inc.	9/19/13	$8,064,516

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,045,549
Fidelity Securities Lending Cash Central Fund	167,502
Total	$3,213,051

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$6,224,655,211	$6,168,904,942	$55,687,821	$62,448
Money Market Funds	55,879,536	55,879,536	--	--
Total Investments in Securities:	$6,280,534,747	$6,224,784,478	$55,687,821	$62,448

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Air Transportation Portfolio

November 30, 2018

AIR-QTLY-0119
1.810665.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Aerospace & Defense - 30.2%
Aerospace & Defense - 30.2%
Astronics Corp. (a)	10,120	$328,495
Bombardier, Inc. Class B (sub. vtg.) (a)	2,431,500	4,062,718
CAE, Inc.	372,300	7,560,045
Heroux-Devtek, Inc. (a)	113,400	1,195,751
Hexcel Corp.	10,400	641,368
Moog, Inc. Class A	50,400	4,407,480
Spirit AeroSystems Holdings, Inc. Class A	139,200	11,397,696
Textron, Inc.	112,100	6,293,294
The Boeing Co.	92,310	32,009,416
TransDigm Group, Inc. (a)	19,400	7,016,398
United Technologies Corp.	176,800	21,541,312
		96,453,973
Air Freight & Logistics - 19.9%
Air Freight & Logistics - 19.9%
C.H. Robinson Worldwide, Inc.	33,600	3,102,288
Expeditors International of Washington, Inc.	200,700	15,271,263
FedEx Corp.	48,700	11,152,300
Forward Air Corp.	16,050	1,047,744
United Parcel Service, Inc. Class B	285,600	32,926,824
		63,500,419
Airlines - 44.0%
Airlines - 44.0%
Air Canada (a)	264,600	5,775,336
Alaska Air Group, Inc.	179,900	13,179,474
Allegiant Travel Co.	4,600	618,286
American Airlines Group, Inc.	396,500	15,923,440
Dart Group PLC	97,786	1,040,442
Delta Air Lines, Inc.	608,002	36,911,801
Hawaiian Holdings, Inc.	56,300	2,259,882
JetBlue Airways Corp. (a)	226,100	4,413,472
Mesa Air Group, Inc.	71,213	860,253
SkyWest, Inc.	134,500	7,757,960
Southwest Airlines Co.	560,400	30,603,444
Spirit Airlines, Inc. (a)	221,600	14,208,992
United Continental Holdings, Inc. (a)	74,900	7,242,830
		140,795,612
Machinery - 0.2%
Industrial Machinery - 0.2%
Park-Ohio Holdings Corp.	16,990	612,659
Road & Rail - 2.2%
Railroads - 2.2%
Genesee & Wyoming, Inc. Class A (a)	15,400	1,282,512
Norfolk Southern Corp.	33,200	5,668,568
		6,951,080
Trading Companies & Distributors - 0.4%
Trading Companies & Distributors - 0.4%
HD Supply Holdings, Inc. (a)	29,700	1,185,030
TOTAL COMMON STOCKS
(Cost $214,906,987)		309,498,773

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 2.27% (b)
(Cost $11,849,581)	11,847,212	11,849,581
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $226,756,568)		321,348,354
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(1,802,510)
NET ASSETS - 100%		$319,545,844

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$134,347
Fidelity Securities Lending Cash Central Fund	796
Total	$135,143

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Energy Portfolio

November 30, 2018

ENE-QTLY-0119
1.810683.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.2%
	Shares	Value
Chemicals - 0.9%
Commodity Chemicals - 0.9%
LG Chemical Ltd.	4,805	$1,481,860
LyondellBasell Industries NV Class A	108,000	10,077,480
		11,559,340
Energy Equipment & Services - 8.2%
Oil & Gas Drilling - 1.7%
AKITA Drilling Ltd. Class A (non-vtg.)	511,864	1,583,382
Nabors Industries Ltd.	1,159,836	3,746,270
Odfjell Drilling Ltd.	968,380	3,194,189
Precision Drilling Corp. (a)	1,527,300	3,506,014
Shelf Drilling Ltd. (a)(b)	1,116,254	6,883,362
Trinidad Drilling Ltd. (a)(c)	1,575,700	1,992,380
		20,905,597
Oil & Gas Equipment & Services - 6.5%
Baker Hughes, a GE Co. Class A	1,176,700	26,852,294
Halliburton Co.	736,800	23,157,624
Liberty Oilfield Services, Inc. Class A (c)	337,700	5,848,964
NCS Multistage Holdings, Inc. (a)	200,178	1,461,299
RigNet, Inc. (a)	490,096	8,909,945
Schlumberger Ltd.	285,658	12,883,176
Smart Sand, Inc. (a)(c)	212,200	691,772
		79,805,074

TOTAL ENERGY EQUIPMENT & SERVICES		100,710,671

Gas Utilities - 0.2%
Gas Utilities - 0.2%
Indraprastha Gas Ltd. (a)	718,297	2,713,853
Machinery - 0.6%
Industrial Machinery - 0.6%
Cactus, Inc. (a)	90,600	2,616,528
Gardner Denver Holdings, Inc. (a)	119,800	2,965,050
ProPetro Holding Corp. (a)	75,800	1,229,476
		6,811,054
Oil, Gas & Consumable Fuels - 90.3%
Coal & Consumable Fuels - 0.4%
Peabody Energy Corp.	134,100	4,175,874
Integrated Oil & Gas - 19.5%
Cenovus Energy, Inc. (Canada)	20,294	149,992
Chevron Corp.	1,034,223	123,010,483
Exxon Mobil Corp.	590,048	46,908,816
Occidental Petroleum Corp.	588,100	41,325,787
Suncor Energy, Inc.	889,100	28,667,478
		240,062,556
Oil & Gas Exploration & Production - 48.5%
Aker Bp ASA	84,600	2,397,780
Anadarko Petroleum Corp.	1,065,815	56,381,614
Berry Petroleum Corp.	694,800	8,608,572
Cabot Oil & Gas Corp.	1,332,900	33,535,764
Centennial Resource Development, Inc. Class A (a)(c)	574,739	8,919,949
Concho Resources, Inc. (a)	218,028	28,417,770
ConocoPhillips Co.	247,200	16,359,696
Continental Resources, Inc. (a)	606,288	27,719,487
Devon Energy Corp.	1,022,000	27,624,660
Diamondback Energy, Inc. (c)	500,251	55,217,705
Encana Corp.	3,347,400	22,548,625
Enerplus Corp.	72,700	700,101
EOG Resources, Inc.	969,964	100,206,981
Extraction Oil & Gas, Inc. (a)	547,612	3,121,388
Gran Tierra Energy, Inc. (U.S.) (a)	1,775,500	4,740,585
Hess Corp.	387,900	20,903,931
Kosmos Energy Ltd. (a)	889,200	4,783,896
Magnolia Oil & Gas Corp.	909,000	11,071,620
Magnolia Oil & Gas Corp. Class A (a)	820,000	9,987,600
Noble Energy, Inc.	736,600	17,486,884
Northern Oil & Gas, Inc. (a)	505,500	1,283,970
Parex Resources, Inc. (a)	1,013,600	12,518,854
Parsley Energy, Inc. Class A (a)	1,048,500	21,106,305
PDC Energy, Inc. (a)	278,651	9,457,415
Pioneer Natural Resources Co.	291,199	43,024,652
Ring Energy, Inc. (a)	304,022	2,125,114
Texas Pacific Land Trust (c)	1,100	637,109
Viper Energy Partners LP	756,059	22,704,452
W&T Offshore, Inc. (a)	482,300	2,802,163
Whiting Petroleum Corp. (a)	502,600	15,213,702
WPX Energy, Inc. (a)	366,300	5,109,885
		596,718,229
Oil & Gas Refining & Marketing - 17.3%
Delek U.S. Holdings, Inc.	1,535,631	61,102,757
HollyFrontier Corp.	148,000	9,245,560
Marathon Petroleum Corp.	599,892	39,088,963
Phillips 66 Co.	534,573	49,993,267
Reliance Industries Ltd.	410,932	6,888,495
Valero Energy Corp.	584,800	46,725,520
		213,044,562
Oil & Gas Storage & Transport - 4.6%
Cheniere Energy, Inc. (a)	365,100	22,314,912
Delek Logistics Partners LP	54,900	1,673,352
Enterprise Products Partners LP	264,500	6,943,125
Euronav NV (c)	760,441	6,661,463
Golar LNG Ltd.	280,400	7,469,856
Noble Midstream Partners LP (a)(d)	101,027	3,347,025
Teekay LNG Partners LP	75,500	1,022,270
The Williams Companies, Inc.	261,862	6,630,346
		56,062,349

TOTAL OIL, GAS & CONSUMABLE FUELS		1,110,063,570

Semiconductors & Semiconductor Equipment - 0.0%
Semiconductor Equipment - 0.0%
SolarEdge Technologies, Inc. (a)(c)	16,500	642,345
TOTAL COMMON STOCKS
(Cost $1,156,157,273)		1,232,500,833

Money Market Funds - 3.2%
Fidelity Securities Lending Cash Central Fund 2.27% (e)(f)
(Cost $39,244,554)	39,240,630	39,244,554
TOTAL INVESTMENT IN SECURITIES - 103.4%
(Cost $1,195,401,827)		1,271,745,387
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(41,797,561)
NET ASSETS - 100%		$1,229,947,826

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,883,362 or 0.6% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,347,025 or 0.3% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Noble Midstream Partners LP	6/21/17	$4,086,542

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$141,175
Fidelity Securities Lending Cash Central Fund	112,070
Total	$253,245

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$40,309,609

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Leisure Portfolio

November 30, 2018

LEI-QTLY-0119
1.810675.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Diversified Consumer Services - 5.2%
Education Services - 3.4%
Bright Horizons Family Solutions, Inc. (a)	64,600	$7,860,528
Grand Canyon Education, Inc. (a)	67,700	8,283,772
		16,144,300
Specialized Consumer Services - 1.8%
Frontdoor, Inc. (a)	31,217	727,044
ServiceMaster Global Holdings, Inc. (a)	62,434	2,763,953
Weight Watchers International, Inc. (a)	99,900	4,996,998
		8,487,995

TOTAL DIVERSIFIED CONSUMER SERVICES		24,632,295

Food & Staples Retailing - 0.4%
Food Distributors - 0.4%
Performance Food Group Co. (a)	51,300	1,767,798
Hotels, Restaurants & Leisure - 91.6%
Casinos & Gaming - 10.4%
Boyd Gaming Corp.	63,600	1,578,552
Caesars Entertainment Corp. (a)(b)	427,200	3,639,744
Eldorado Resorts, Inc. (a)	215,800	9,490,884
Las Vegas Sands Corp.	257,208	14,131,008
MGM Mirage, Inc.	360,800	9,727,168
Penn National Gaming, Inc. (a)	156,327	3,456,390
Red Rock Resorts, Inc.	44,200	1,156,272
Sands China Ltd.	275,600	1,192,365
Scientific Games Corp. Class A (a)	40,500	788,940
Wynn Resorts Ltd.	34,200	3,741,480
		48,902,803
Hotels, Resorts & Cruise Lines - 29.2%
Bluegreen Vacations Corp.	29,600	410,848
Carnival Corp.	229,800	13,854,642
Hilton Grand Vacations, Inc. (a)	427,712	13,712,447
Hilton Worldwide Holdings, Inc.	252,797	19,096,285
Hyatt Hotels Corp. Class A	72,800	5,191,368
Marriott International, Inc. Class A	294,793	33,910,039
Marriott Vacations Worldwide Corp.	83,797	6,804,316
Norwegian Cruise Line Holdings Ltd. (a)	101,000	5,183,320
Royal Caribbean Cruises Ltd.	228,390	25,824,057
Wyndham Destinations, Inc.	147,714	6,125,700
Wyndham Hotels & Resorts, Inc.	154,014	7,720,722
		137,833,744
Leisure Facilities - 5.2%
Planet Fitness, Inc. (a)	257,800	14,235,716
Vail Resorts, Inc.	37,178	10,379,354
		24,615,070
Restaurants - 46.8%
ARAMARK Holdings Corp.	221,600	8,434,096
Chipotle Mexican Grill, Inc. (a)	18,950	8,967,330
Darden Restaurants, Inc.	8,800	972,752
Dave & Buster's Entertainment, Inc.	22,200	1,262,292
Del Frisco's Restaurant Group, Inc. (a)	144,200	990,654
Domino's Pizza, Inc.	36,100	10,011,252
Dunkin' Brands Group, Inc.	61,450	4,547,300
McDonald's Corp.	624,808	117,782,555
Restaurant Brands International, Inc.	63,000	3,676,205
Shake Shack, Inc. Class A (a)	23,000	1,277,650
Starbucks Corp.	746,900	49,833,168
Wendy's Co.	371,700	6,664,581
Yum! Brands, Inc.	70,136	6,467,942
		220,887,777

TOTAL HOTELS, RESTAURANTS & LEISURE		432,239,394

Interactive Media & Services - 0.4%
Interactive Media & Services - 0.4%
Alphabet, Inc. Class A (a)	1,700	1,886,405
Internet & Direct Marketing Retail - 1.0%
Internet & Direct Marketing Retail - 1.0%
The Booking Holdings, Inc. (a)	2,600	4,918,888
Multiline Retail - 0.2%
General Merchandise Stores - 0.2%
Dollar Tree, Inc. (a)	11,500	997,855
Software - 0.4%
Application Software - 0.4%
2U, Inc. (a)	33,624	1,963,305
TOTAL COMMON STOCKS
(Cost $311,275,826)		468,405,940

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 2.27% (c)	2,585,470	2,585,987
Fidelity Securities Lending Cash Central Fund 2.27% (c)(d)	3,796,734	3,797,114
TOTAL MONEY MARKET FUNDS
(Cost $6,383,101)		6,383,101
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $317,658,927)		474,789,041
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(2,836,813)
NET ASSETS - 100%		$471,952,228

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,649
Fidelity Securities Lending Cash Central Fund	22,492
Total	$31,141

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Health Care Portfolio

November 30, 2018

HEA-QTLY-0119
1.810696.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Biotechnology - 24.0%
Biotechnology - 24.0%
Abeona Therapeutics, Inc. (a)(b)	1,800,000	$14,760,000
AC Immune SA (a)(b)	1,026,149	11,410,777
Acceleron Pharma, Inc. (a)	750,000	39,697,500
Acorda Therapeutics, Inc. (a)	1,080,000	22,064,400
Alexion Pharmaceuticals, Inc. (a)	1,500,000	184,725,000
Allakos, Inc. (a)	250,504	14,757,191
Alnylam Pharmaceuticals, Inc. (a)	559,937	45,444,487
Amgen, Inc.	1,500,000	312,375,000
Amicus Therapeutics, Inc. (a)	1,700,000	18,768,000
AnaptysBio, Inc. (a)	552,350	41,194,263
Argenx SE ADR (a)	600,000	58,062,000
Array BioPharma, Inc. (a)	2,500,000	39,825,000
Ascendis Pharma A/S sponsored ADR (a)	670,000	45,231,700
Atara Biotherapeutics, Inc. (a)	1,000,000	39,950,000
Audentes Therapeutics, Inc. (a)	498,097	12,178,472
BeiGene Ltd. ADR (a)	463,300	71,028,523
Biogen, Inc. (a)	84,000	28,032,480
bluebird bio, Inc. (a)	269,100	33,069,699
Blueprint Medicines Corp. (a)	792,100	45,442,777
Cellectis SA sponsored ADR (a)	694,721	15,297,756
CytomX Therapeutics, Inc. (a)	496,820	6,856,116
FibroGen, Inc. (a)	768,838	33,336,816
GlycoMimetics, Inc. (a)	1,120,000	12,868,800
Gritstone Oncology, Inc.	274,133	7,686,689
Insmed, Inc. (a)(b)	2,600,000	46,566,000
Intercept Pharmaceuticals, Inc. (a)	370,900	41,136,519
La Jolla Pharmaceutical Co. (a)	500,000	7,235,000
Momenta Pharmaceuticals, Inc. (a)	175,707	2,080,371
Neurocrine Biosciences, Inc. (a)	1,051,170	92,786,776
Sage Therapeutics, Inc. (a)	30,409	3,505,854
Sarepta Therapeutics, Inc. (a)	1,600,000	207,152,000
Scholar Rock Holding Corp.	36,843	897,495
uniQure B.V. (a)(b)	480,000	14,054,400
Vertex Pharmaceuticals, Inc. (a)	1,040,000	188,021,600
Viking Therapeutics, Inc. (a)(b)	1,200,000	13,548,000
Xencor, Inc. (a)	1,088,832	45,741,832
		1,816,789,293
Diversified Consumer Services - 0.1%
Specialized Consumer Services - 0.1%
Carriage Services, Inc.	651,800	11,106,672
Health Care Equipment & Supplies - 27.8%
Health Care Equipment - 27.0%
Atricure, Inc. (a)	1,560,000	52,244,400
Baxter International, Inc.	1,400,000	95,970,000
Becton, Dickinson & Co.	2,260,000	571,215,000
Boston Scientific Corp. (a)	13,500,000	508,545,000
Danaher Corp.	400,000	43,816,000
Genmark Diagnostics, Inc. (a)	2,500,000	13,025,000
Insulet Corp. (a)	1,010,278	84,792,633
Integra LifeSciences Holdings Corp. (a)	1,006,100	53,957,143
Intuitive Surgical, Inc. (a)	264,000	140,149,680
Masimo Corp. (a)	520,000	57,418,400
Penumbra, Inc. (a)	650,000	90,493,000
Stryker Corp.	1,060,000	185,987,600
Teleflex, Inc.	200,000	55,084,000
Wright Medical Group NV (a)	3,300,000	92,268,000
		2,044,965,856
Health Care Supplies - 0.8%
Align Technology, Inc. (a)	280,000	64,369,200

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		2,109,335,056

Health Care Providers & Services - 27.8%
Health Care Distributors & Services - 2.5%
AmerisourceBergen Corp.	540,000	48,006,000
EBOS Group Ltd.	2,823,246	41,725,035
Henry Schein, Inc. (a)	1,080,000	96,336,000
		186,067,035
Health Care Facilities - 3.0%
HCA Holdings, Inc.	1,600,000	230,384,000
Health Care Services - 1.1%
G1 Therapeutics, Inc. (a)	900,000	34,407,000
Premier, Inc. (a)	600,000	23,796,000
United Drug PLC (United Kingdom)	2,800,000	23,887,090
		82,090,090
Managed Health Care - 21.2%
Centene Corp. (a)	600,000	85,350,000
Cigna Corp.	1,060,000	236,782,800
Humana, Inc.	1,056,600	348,118,002
Molina Healthcare, Inc. (a)	355,508	49,668,023
Notre Dame Intermedica Participacoes SA	5,400,000	38,960,434
UnitedHealth Group, Inc.	2,460,000	692,145,598
Wellcare Health Plans, Inc. (a)	600,000	152,928,000
		1,603,952,857

TOTAL HEALTH CARE PROVIDERS & SERVICES		2,102,493,982

Health Care Technology - 1.1%
Health Care Technology - 1.1%
Castlight Health, Inc. (a)	1,875,650	4,895,447
Castlight Health, Inc. Class B (a)	3,400,000	8,874,000
Teladoc Health, Inc. (a)(b)	1,100,000	68,695,000
		82,464,447
Life Sciences Tools & Services - 1.0%
Life Sciences Tools & Services - 1.0%
Lonza Group AG	150,000	48,481,057
Morphosys AG (a)	271,085	30,965,739
Morphosys AG sponsored ADR	1,699	49,900
		79,496,696
Pharmaceuticals - 14.4%
Pharmaceuticals - 14.4%
Allergan PLC	140,000	21,924,000
Amneal Pharmaceuticals, Inc. (a)	550,000	9,740,500
Amneal Pharmaceuticals, Inc. (c)	1,621,622	28,718,926
AstraZeneca PLC (United Kingdom)	3,960,000	308,361,804
Dechra Pharmaceuticals PLC	2,192,600	60,348,684
Eli Lilly & Co.	1,080,000	128,131,200
Indivior PLC (a)	523,283	679,796
Mylan NV (a)	500,000	16,930,000
MyoKardia, Inc. (a)	343,449	21,317,879
Nektar Therapeutics (a)	1,754,420	70,861,024
Perrigo Co. PLC	660,000	41,104,800
Recordati SpA	620,000	19,941,036
Roche Holding AG (participation certificate)	940,000	244,009,123
RPI International Holdings LP (a)(c)(d)	199,753	30,654,095
The Medicines Company (a)(b)	1,037,900	22,968,727
Theravance Biopharma, Inc. (a)(b)	1,265,301	34,934,961
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	6,000,000	12,800,805
Zogenix, Inc. (a)	409,280	16,817,315
		1,090,244,675
Software - 1.1%
Application Software - 1.1%
Benefitfocus, Inc. (a)(e)	1,600,000	80,160,000
TOTAL COMMON STOCKS
(Cost $5,286,997,807)		7,372,090,821

Convertible Preferred Stocks - 1.7%
Biotechnology - 0.8%
Biotechnology - 0.8%
10X Genomics, Inc.:
Series C (a)(c)(d)	2,958,778	37,665,244
Series D (c)(d)	60,000	763,800
BioNTech AG Series A (c)(d)	78,748	22,631,774
Generation Bio Series B (c)(d)	130,800	1,196,258
		62,257,076
Health Care Equipment & Supplies - 0.1%
Health Care Equipment - 0.1%
Shockwave Medical, Inc. Series C (a)(c)(d)	7,425,890	8,368,978
Health Care Providers & Services - 0.3%
Health Care Services - 0.3%
1Life Healthcare, Inc. Series G (a)(c)(d)	1,639,892	20,383,858
Pharmaceuticals - 0.2%
Pharmaceuticals - 0.2%
Harmony Biosciences II, Inc. Series A (a)(c)(d)	10,935,215	10,935,215
Software - 0.3%
Application Software - 0.3%
Outset Medical, Inc. Series B (a)(c)(d)	8,159,125	25,374,879
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $80,002,165)		127,320,006

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 2.27% (f)	106,189,843	106,211,081
Fidelity Securities Lending Cash Central Fund 2.27% (f)(g)	95,588,511	95,598,069
TOTAL MONEY MARKET FUNDS
(Cost $201,806,767)		201,809,150
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $5,568,806,739)		7,701,219,977
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(128,823,673)
NET ASSETS - 100%		$7,572,396,304

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $186,693,027 or 2.5% of net assets.

 (d) Level 3 security

 (e) Affiliated company

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
10X Genomics, Inc. Series C	2/23/16 - 4/3/17	$13,250,000
10X Genomics, Inc. Series D	4/10/18	$574,200
1Life Healthcare, Inc. Series G	4/10/14	$10,800,001
Amneal Pharmaceuticals, Inc.	5/4/18	$29,594,602
BioNTech AG Series A	12/29/17	$17,246,491
Generation Bio Series B	2/21/18	$1,196,258
Harmony Biosciences II, Inc. Series A	9/22/17	$10,935,215
Outset Medical, Inc. Series B	5/5/15	$18,500,000
RPI International Holdings LP	5/21/15 - 3/23/16	$26,504,031
Shockwave Medical, Inc. Series C	9/27/17	$7,500,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,047,894
Fidelity Securities Lending Cash Central Fund	955,315
Total	$2,003,209

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Benefitfocus, Inc.	$43,414,800	$7,941,024	$10,220,979	$--	$(2,232,822)	$41,257,977	$80,160,000
Total	$43,414,800	$7,941,024	$10,220,979	$--	$(2,232,822)	$41,257,977	$80,160,000

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$7,372,090,821	$6,789,065,799	$552,370,927	$30,654,095
Convertible Preferred Stocks	127,320,006	--	--	127,320,006
Money Market Funds	201,809,150	201,809,150	--	--
Total Investments in Securities:	$7,701,219,977	$6,990,874,949	$552,370,927	$157,974,101

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$161,676,636

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Convertible Preferred Stocks
Beginning Balance	$85,231,129
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	41,514,677
Cost of Purchases	574,200
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$127,320,006
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2018	$41,514,677
Other Investments in Securities
Beginning Balance	$28,424,852
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	2,229,243
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$30,654,095
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2018	$2,229,243

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$157,974,101	Market comparable	Transaction price	$1.00 - $287.39 / $187.73	Increase
		Market approach	Transaction price	$1.13 - $153.46 / $44.92	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Technology Portfolio

November 30, 2018

TEC-QTLY-0119
1.810712.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
Communications Equipment - 0.1%
Communications Equipment - 0.1%
CommScope Holding Co., Inc. (a)	399,800	$7,236,380
Consumer Finance - 0.0%
Consumer Finance - 0.0%
51 Credit Card, Inc.	77,500	41,603
Diversified Consumer Services - 0.0%
Education Services - 0.0%
China Online Education Group sponsored ADR (a)(b)	5,848	46,784
Electronic Equipment & Components - 3.9%
Electronic Components - 0.9%
LG Innotek Co. Ltd.	357,679	31,863,219
Samsung Electro-Mechanics Co. Ltd.	137,373	14,775,905
		46,639,124
Electronic Equipment & Instruments - 1.6%
Chroma ATE, Inc.	3,486,644	13,452,126
Trimble, Inc. (a)	1,872,221	71,200,565
		84,652,691
Technology Distributors - 1.4%
Dell Technologies, Inc. (a)	658,152	69,421,873

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		200,713,688

Entertainment - 7.2%
Interactive Home Entertainment - 6.5%
Activision Blizzard, Inc.	3,396,700	169,427,396
Electronic Arts, Inc. (a)	1,550,600	130,358,942
Take-Two Interactive Software, Inc. (a)	339,500	37,232,965
		337,019,303
Movies & Entertainment - 0.7%
Netflix, Inc. (a)	133,100	38,083,903

TOTAL ENTERTAINMENT		375,103,206

Equity Real Estate Investment Trusts (REITs) - 0.5%
Diversified REITs - 0.5%
Ant International Co. Ltd. Class C (c)(d)	4,366,389	24,495,442
Interactive Media & Services - 11.9%
Interactive Media & Services - 11.9%
Alphabet, Inc.:
Class A (a)	246,603	273,643,019
Class C (a)	164,868	180,436,485
Eventbrite, Inc.	7,600	225,796
Facebook, Inc. Class A (a)	1,134,574	159,532,450
		613,837,750
Internet & Direct Marketing Retail - 1.7%
Internet & Direct Marketing Retail - 1.7%
Amazon.com, Inc. (a)	27,100	45,803,607
Meituan Dianping Class B	7,480,317	45,131,437
		90,935,044
IT Services - 11.3%
Data Processing & Outsourced Services - 10.4%
Adyen BV	2,518	1,302,879
FleetCor Technologies, Inc. (a)	223,100	43,147,540
Global Payments, Inc.	183,600	20,528,316
PayPal Holdings, Inc. (a)	2,102,800	180,441,268
Square, Inc. (a)	1,188,600	83,011,824
Visa, Inc. Class A	1,476,800	209,277,328
		537,709,155
Internet Services & Infrastructure - 0.5%
MongoDB, Inc. Class A (a)(b)	170,997	14,175,651
Okta, Inc. (a)	152,300	9,693,895
		23,869,546
IT Consulting & Other Services - 0.4%
DXC Technology Co.	343,900	21,679,456

TOTAL IT SERVICES		583,258,157

Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc. (a)(d)	1,015,442	1,619,782
Machinery - 0.6%
Industrial Machinery - 0.6%
Minebea Mitsumi, Inc.	1,971,619	31,993,324
Semiconductors & Semiconductor Equipment - 10.4%
Semiconductor Equipment - 0.5%
Sino-American Silicon Products, Inc.	9,288,000	25,445,750
Semiconductors - 9.9%
Advanced Micro Devices, Inc. (a)	2,305,000	49,096,500
ams AG (b)	728,012	20,257,979
ChipMOS TECHNOLOGIES, Inc. sponsored ADR	223,794	3,936,536
Himax Technologies, Inc. sponsored ADR (b)	5,926,283	24,712,600
MACOM Technology Solutions Holdings, Inc. (a)	680,400	12,090,708
Marvell Technology Group Ltd.	3,718,154	59,899,461
Nanya Technology Corp.	24,693,000	48,835,995
NVIDIA Corp.	975,650	159,450,480
Qualcomm, Inc.	1,799,200	104,821,392
Semtech Corp. (a)	337,476	18,000,970
Silicon Laboratories, Inc. (a)	115,600	10,215,572
		511,318,193

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		536,763,943

Software - 37.4%
Application Software - 18.1%
Adobe, Inc. (a)	636,539	159,701,270
Atlassian Corp. PLC (a)	4,825	414,661
Autodesk, Inc. (a)	820,900	118,620,050
Citrix Systems, Inc.	676,048	73,668,951
Ellie Mae, Inc. (a)(b)	122,900	8,267,483
Envestnet, Inc. (a)	334	18,250
HubSpot, Inc. (a)	86,900	12,081,707
Intuit, Inc.	405,800	87,056,274
Kingsoft Corp. Ltd.	11,903,000	19,899,187
Nutanix, Inc. Class B (a)(e)	72,872	3,258,107
Parametric Technology Corp. (a)	1,425,650	123,304,469
Salesforce.com, Inc. (a)	1,186,592	169,397,874
Splunk, Inc. (a)	158,900	17,753,897
SS&C Technologies Holdings, Inc.	570,100	27,450,315
Ultimate Software Group, Inc. (a)	316,101	83,425,376
Xunlei Ltd. sponsored ADR (a)(b)	2,502,605	12,713,233
Zendesk, Inc. (a)	303,175	18,017,690
		935,048,794
Systems Software - 19.3%
Microsoft Corp.	8,005,940	887,778,686
Oracle Corp.	340,400	16,597,904
Red Hat, Inc. (a)	460,900	82,298,304
ServiceNow, Inc. (a)	72,200	13,376,494
		1,000,051,388

TOTAL SOFTWARE		1,935,100,182

Technology Hardware, Storage & Peripherals - 10.4%
Technology Hardware, Storage & Peripherals - 10.4%
Apple, Inc.	3,014,797	538,382,448
TOTAL COMMON STOCKS
(Cost $4,387,361,101)		4,939,527,733

Convertible Preferred Stocks - 1.0%
Food & Staples Retailing - 0.2%
Food Retail - 0.2%
Roofoods Ltd. Series F (a)(c)(d)	41,041	10,655,885
Interactive Media & Services - 0.5%
Interactive Media & Services - 0.5%
Uber Technologies, Inc. Series D, 8.00% (a)(c)(d)	515,696	25,150,494
Internet Software & Services - 0.3%
Internet Software & Services - 0.3%
Lyft, Inc. Series I (c)(d)	343,794	16,279,987
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $38,790,895)		52,086,366

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 2.27% (f)	166,133	166,166
Fidelity Securities Lending Cash Central Fund 2.27% (f)(g)	64,276,322	64,282,749
TOTAL MONEY MARKET FUNDS
(Cost $64,448,915)		64,448,915
TOTAL INVESTMENT IN SECURITIES - 97.7%
(Cost $4,490,600,911)		5,056,063,014
NET OTHER ASSETS (LIABILITIES) - 2.3%		120,954,672
NET ASSETS - 100%		$5,177,017,686

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $76,581,808 or 1.5% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,258,107 or 0.1% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$24,495,442
Lyft, Inc. Series I	6/27/18	$16,279,987
Roofoods Ltd. Series F	9/12/17	$14,510,890
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$8,000,018

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,041,679
Fidelity Securities Lending Cash Central Fund	5,450,205
Total	$6,491,884

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$4,939,527,733	$4,868,281,072	$45,131,437	$26,115,224
Convertible Preferred Stocks	52,086,366	--	--	52,086,366
Money Market Funds	64,448,915	64,448,915	--	--
Total Investments in Securities:	$5,056,063,014	$4,932,729,987	$45,131,437	$78,201,590

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$491,163,159

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Other Investments in Securities
Beginning Balance	$6,373,324
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	(2,612,812)
Cost of Purchases	24,495,442
Proceeds of Sales	(2,140,730)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$26,115,224
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2018	$(508,193)
Convertible Preferred Stocks
Beginning Balance	$70,174,412
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	(10,382,384)
Cost of Purchases	16,279,987
Proceeds of Sales	(23,985,649)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$52,086,366
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2018	$3,194,560

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$78,201,590	Market approach	Transaction price	$5.61 - $48.77 / $32.38	Increase
			Discount for lack of marketability	20.0%	Decrease
		Market comparable	Enterprise value/Sales multiple (EV/S)	1.1	Increase
			Discount rate	78.0%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Utilities Portfolio

November 30, 2018

UTI-QTLY-0119
1.810724.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Diversified Telecommunication Services - 2.2%
Integrated Telecommunication Services - 2.2%
AT&T, Inc.	665,300	$20,783,972
Electric Utilities - 55.5%
Electric Utilities - 55.5%
American Electric Power Co., Inc.	355,200	27,613,248
Duke Energy Corp.	317,400	28,112,118
Edison International	671,600	37,152,912
El Paso Electric Co.	60,161	3,329,911
Entergy Corp.	450,586	39,228,017
Evergy, Inc.	590,866	35,079,714
Eversource Energy	317,506	21,698,360
Exelon Corp.	1,247,792	57,885,071
FirstEnergy Corp.	1,348,803	51,025,217
NextEra Energy, Inc.	347,870	63,211,459
PG&E Corp. (a)	962,939	25,402,331
Pinnacle West Capital Corp.	172,140	15,382,430
PPL Corp.	1,271,468	38,894,206
Southern Co.	952,100	45,062,893
Vistra Energy Corp. (a)	1,081,207	25,386,740
		514,464,627
Entertainment - 1.4%
Movies & Entertainment - 1.4%
Twenty-First Century Fox, Inc. Class A	260,300	12,877,041
Gas Utilities - 6.1%
Gas Utilities - 6.1%
Atmos Energy Corp.	305,900	29,265,453
Chesapeake Utilities Corp.	21,823	1,877,651
South Jersey Industries, Inc.	529,586	16,523,083
Southwest Gas Holdings, Inc.	109,900	8,656,823
		56,323,010
Independent Power and Renewable Electricity Producers - 5.3%
Independent Power Producers & Energy Traders - 3.7%
NRG Energy, Inc.	483,102	18,565,610
NRG Yield, Inc. Class C	555,436	10,142,261
The AES Corp.	395,126	6,120,502
		34,828,373
Renewable Electricity - 1.6%
NextEra Energy Partners LP	309,401	14,449,027

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		49,277,400

Multi-Utilities - 27.7%
Multi-Utilities - 27.7%
Avangrid, Inc.	376,825	18,984,444
CenterPoint Energy, Inc.	810,700	22,707,707
Dominion Resources, Inc.	702,700	52,351,150
NiSource, Inc.	699,100	18,470,222
Public Service Enterprise Group, Inc.	834,570	46,652,463
SCANA Corp.	756,763	35,310,562
Sempra Energy	535,242	61,670,583
		256,147,131
Oil, Gas & Consumable Fuels - 1.5%
Oil & Gas Storage & Transport - 1.5%
Cheniere Energy, Inc. (a)	193,060	11,799,827
Noble Midstream Partners LP	53,524	1,773,250
		13,573,077
TOTAL COMMON STOCKS
(Cost $804,207,727)		923,446,258

Money Market Funds - 0.5%
Fidelity Cash Central Fund, 2.27% (b)	3,612,691	3,613,414
Fidelity Securities Lending Cash Central Fund 2.27% (b)(c)	1,043,296	1,043,400
TOTAL MONEY MARKET FUNDS
(Cost $4,656,814)		4,656,814
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $808,864,541)		928,103,072
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,557,482)
NET ASSETS - 100%		$926,545,590

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$249,240
Fidelity Securities Lending Cash Central Fund	3,766
Total	$253,006

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Financial Services Portfolio

November 30, 2018

FIN-QTLY-0119
1.810693.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Banks - 34.3%
Diversified Banks - 18.9%
Bank of America Corp.	1,325,000	$37,630,001
Citigroup, Inc.	560,000	36,282,400
JPMorgan Chase & Co.	165,400	18,390,826
Wells Fargo & Co.	375,000	20,355,000
		112,658,227
Regional Banks - 15.4%
BOK Financial Corp.	40,000	3,372,000
First Citizen Bancshares, Inc.	9,500	4,079,965
First Hawaiian, Inc.	150,000	3,903,000
First Horizon National Corp.	672,500	11,089,525
Huntington Bancshares, Inc.	1,433,000	20,907,470
M&T Bank Corp.	85,000	14,365,850
PNC Financial Services Group, Inc.	174,000	23,625,720
Popular, Inc.	124,200	7,004,880
Signature Bank	28,700	3,539,571
		91,887,981

TOTAL BANKS		204,546,208

Capital Markets - 18.8%
Asset Management & Custody Banks - 5.8%
Apollo Global Management LLC Class A	14,900	420,031
Bank of New York Mellon Corp.	400,000	20,524,000
Northern Trust Corp.	100,000	9,923,000
Oaktree Capital Group LLC Class A	88,663	3,672,421
		34,539,452
Financial Exchanges & Data - 4.0%
Cboe Global Markets, Inc.	225,000	24,214,500
Investment Banking & Brokerage - 9.0%
E*TRADE Financial Corp.	288,200	15,069,978
Goldman Sachs Group, Inc.	24,300	4,633,767
Hamilton Lane, Inc. Class A	110,000	4,160,200
Investment Technology Group, Inc.	100,000	3,013,000
Morgan Stanley	75,000	3,329,250
PJT Partners, Inc.	65,000	3,069,950
TD Ameritrade Holding Corp.	300,000	16,143,000
Virtu Financial, Inc. Class A (a)	160,500	4,039,785
		53,458,930

TOTAL CAPITAL MARKETS		112,212,882

Consumer Finance - 10.1%
Consumer Finance - 10.1%
American Express Co.	95,000	10,665,650
Capital One Financial Corp.	246,300	22,088,184
OneMain Holdings, Inc. (b)	275,000	8,049,250
SLM Corp. (b)	1,317,800	13,533,806
Synchrony Financial	225,000	5,845,500
		60,182,390
Diversified Financial Services - 2.7%
Multi-Sector Holdings - 2.7%
Berkshire Hathaway, Inc. Class B (b)	73,000	15,931,520
Household Durables - 0.5%
Homebuilding - 0.5%
D.R. Horton, Inc.	75,000	2,791,500
Insurance - 24.2%
Insurance Brokers - 1.6%
Willis Group Holdings PLC	60,000	9,567,000
Life & Health Insurance - 5.3%
MetLife, Inc.	404,800	18,066,224
Torchmark Corp.	155,200	13,410,832
		31,477,056
Multi-Line Insurance - 5.6%
American International Group, Inc.	320,000	13,840,000
Hartford Financial Services Group, Inc.	442,400	19,549,656
		33,389,656
Property & Casualty Insurance - 9.0%
Aspen Insurance Holdings Ltd.	20,000	837,200
Axis Capital Holdings Ltd.	82,700	4,577,445
Beazley PLC	600,000	4,273,834
FNF Group	446,800	15,012,480
Hiscox Ltd.	218,900	4,702,816
RSA Insurance Group PLC	500,000	3,457,040
The Travelers Companies, Inc.	160,600	20,937,422
		53,798,237
Reinsurance - 2.7%
Reinsurance Group of America, Inc.	107,000	15,983,660

TOTAL INSURANCE		144,215,609

Mortgage Real Estate Investment Trusts - 2.8%
Mortgage REITs - 2.8%
AGNC Investment Corp.	413,400	7,317,180
MFA Financial, Inc.	1,264,600	9,168,350
		16,485,530
Professional Services - 0.9%
Research & Consulting Services - 0.9%
Equifax, Inc.	50,000	5,133,500
Software - 0.7%
Application Software - 0.7%
Black Knight, Inc. (b)	90,700	4,112,338
Thrifts & Mortgage Finance - 2.6%
Thrifts & Mortgage Finance - 2.6%
Essent Group Ltd. (b)	175,000	6,748,000
MGIC Investment Corp. (b)	586,800	6,871,428
Radian Group, Inc.	100,000	1,840,000
		15,459,428
TOTAL COMMON STOCKS
(Cost $511,435,912)		581,070,905

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 2.27% (c)	12,957,160	12,959,752
Fidelity Securities Lending Cash Central Fund 2.27% (c)(d)	1,585,341	1,585,500
TOTAL MONEY MARKET FUNDS
(Cost $14,545,252)		14,545,252
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $525,981,164)		595,616,157
NET OTHER ASSETS (LIABILITIES) - 0.0%		85,267
NET ASSETS - 100%		$595,701,424

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$204,769
Fidelity Securities Lending Cash Central Fund	2,178
Total	$206,947

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Defense and Aerospace Portfolio

November 30, 2018

DEF-QTLY-0119
1.810679.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Aerospace & Defense - 95.0%
Aerospace & Defense - 95.0%
Airbus Group NV	207,000	$22,199,555
Arconic, Inc.	2,876,110	61,778,843
Astronics Corp. (a)	1,569,653	50,950,936
Astronics Corp. Class B	421,216	13,487,336
BAE Systems PLC	3,389,986	21,310,665
Bombardier, Inc. Class B (sub. vtg.) (a)	37,381,600	62,459,754
BWX Technologies, Inc.	469,500	21,230,790
CAE, Inc.	912,700	18,533,584
Cubic Corp.	233,100	14,263,389
Elbit Systems Ltd.	570,885	70,367,285
Elbit Systems Ltd. (Israel)	30,000	3,670,786
FACC AG	235,920	4,113,110
General Dynamics Corp.	1,400,200	258,882,978
Harris Corp.	64,200	9,177,390
HEICO Corp. Class A	1,923,434	129,870,264
Huntington Ingalls Industries, Inc.	604,375	130,242,813
KEYW Holding Corp. (a)	247,382	2,416,922
Kongsberg Gruppen ASA	331,500	4,759,490
Leonardo SpA	631,843	6,227,484
Lockheed Martin Corp.	412,215	123,841,752
Magellan Aerospace Corp.	99,600	1,240,643
Moog, Inc. Class A	1,287,860	112,623,357
Northrop Grumman Corp.	1,068,950	277,798,726
Raytheon Co.	167,426	29,356,475
Senior Engineering Group PLC	2,089,200	6,394,516
Spirit AeroSystems Holdings, Inc. Class A	1,597,900	130,836,052
Teledyne Technologies, Inc. (a)	586,600	131,738,628
The Boeing Co.	1,264,519	438,484,606
TransDigm Group, Inc. (a)	393,976	142,489,300
United Technologies Corp.	1,602,855	195,291,853
		2,496,039,282
IT Services - 1.9%
IT Consulting & Other Services - 1.9%
Leidos Holdings, Inc.	800,530	50,433,390
Machinery - 0.8%
Industrial Machinery - 0.8%
Woodward, Inc.	251,951	21,083,260
Trading Companies & Distributors - 0.1%
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A	83,220	3,233,929
TOTAL COMMON STOCKS
(Cost $1,954,309,187)		2,570,789,861

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 2.27% (b)	63,777,505	63,790,260
TOTAL MONEY MARKET FUNDS
(Cost $63,790,260)		63,790,260
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $2,018,099,447)		2,634,580,121
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(5,927,013)
NET ASSETS - 100%		$2,628,653,108

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$312,470
Fidelity Securities Lending Cash Central Fund	25,352
Total	$337,822

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,570,789,861	$2,527,279,641	$43,510,220	$--
Money Market Funds	63,790,260	63,790,260	--	--
Total Investments in Securities:	$2,634,580,121	$2,591,069,901	$43,510,220	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$29,087,023

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Brokerage and Investment Management Portfolio

November 30, 2018

BRO-QTLY-0119
1.810691.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Capital Markets - 97.9%
Asset Management & Custody Banks - 23.4%
Ameriprise Financial, Inc.	106,700	$13,844,325
Apollo Global Management LLC Class A	274,500	7,738,155
Bank of New York Mellon Corp.	205,100	10,523,681
BlackRock, Inc. Class A	55,000	23,540,550
State Street Corp.	138,200	10,091,364
T. Rowe Price Group, Inc.	106,500	10,581,840
		76,319,915
Financial Exchanges & Data - 33.4%
Cboe Global Markets, Inc.	167,738	18,051,964
CME Group, Inc.	102,600	19,502,208
IntercontinentalExchange, Inc.	208,700	17,054,964
MarketAxess Holdings, Inc.	23,900	5,203,747
Moody's Corp.	46,600	7,412,662
MSCI, Inc.	80,800	12,692,872
S&P Global, Inc.	77,000	14,080,220
The NASDAQ OMX Group, Inc.	162,200	14,812,104
		108,810,741
Investment Banking & Brokerage - 41.1%
BGC Partners, Inc. Class A	468,100	4,933,774
Charles Schwab Corp.	497,780	22,300,544
E*TRADE Financial Corp.	194,500	10,170,405
Investment Technology Group, Inc.	221,900	6,685,847
LPL Financial	272,000	17,454,240
Moelis & Co. Class A	69,700	2,817,274
Morgan Stanley	452,500	20,086,475
PJT Partners, Inc.	202,312	9,555,196
Raymond James Financial, Inc.	99,500	7,933,135
TD Ameritrade Holding Corp.	454,200	24,440,501
Virtu Financial, Inc. Class A	311,200	7,832,904
		134,210,295

TOTAL CAPITAL MARKETS		319,340,951

TOTAL COMMON STOCKS
(Cost $263,406,735)		319,340,951

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 2.27% (a)
(Cost $6,964,848)	6,963,455	6,964,848
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $270,371,583)		326,305,799
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(196,380)
NET ASSETS - 100%		$326,109,419

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$33,046
Fidelity Securities Lending Cash Central Fund	33,670
Total	$66,716

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Chemicals Portfolio

November 30, 2018

CHE-QTLY-0119
1.810670.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Biotechnology - 0.2%
Biotechnology - 0.2%
Calyxt, Inc. (a)(b)	187,310	$2,157,811
Chemicals - 83.9%
Commodity Chemicals - 23.0%
Cabot Corp.	350,000	17,220,000
Ciner Resources LP	291,563	6,933,368
LyondellBasell Industries NV Class A	1,145,494	106,886,045
Olin Corp.	2,713,697	58,425,896
Orion Engineered Carbons SA	572,500	14,953,700
Trinseo SA	123,200	6,225,296
Tronox Ltd. Class A	2,879,866	30,468,982
Westlake Chemical Corp.	518,056	37,553,879
		278,667,166
Diversified Chemicals - 33.9%
DowDuPont, Inc.	5,170,980	299,141,194
Eastman Chemical Co.	212,657	16,761,625
Ingevity Corp. (a)	239,900	23,512,599
The Chemours Co. LLC	2,466,100	70,234,528
		409,649,946
Fertilizers & Agricultural Chemicals - 5.8%
CF Industries Holdings, Inc.	553,700	23,360,603
The Mosaic Co.	1,289,700	46,429,200
		69,789,803
Industrial Gases - 4.8%
Air Products & Chemicals, Inc.	365,811	58,848,016
Specialty Chemicals - 16.4%
Celanese Corp. Class A	310,800	31,369,044
International Flavors & Fragrances, Inc.	247,000	34,982,610
Platform Specialty Products Corp. (a)	4,851,343	57,100,307
RPM International, Inc.	325,500	21,466,725
Sherwin-Williams Co.	126,233	53,531,628
		198,450,314

TOTAL CHEMICALS		1,015,405,245

Diversified Financial Services - 9.5%
Other Diversified Financial Services - 9.5%
Linde PLC	16,500	2,624,325
Linde PLC	709,016	112,776,121
		115,400,446
Metals & Mining - 1.1%
Diversified Metals & Mining - 1.1%
Livent Corp. (b)	723,272	13,337,136
Oil, Gas & Consumable Fuels - 0.5%
Oil & Gas Refining & Marketing - 0.5%
Valero Energy Corp.	68,600	5,481,140
Trading Companies & Distributors - 2.8%
Trading Companies & Distributors - 2.8%
Univar, Inc. (a)	1,550,794	33,590,198
TOTAL COMMON STOCKS
(Cost $971,528,235)		1,185,371,976

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 2.27% (c)	811,315	811,478
Fidelity Securities Lending Cash Central Fund 2.27% (c)(d)	4,086,041	4,086,450
TOTAL MONEY MARKET FUNDS
(Cost $4,897,928)		4,897,928
TOTAL INVESTMENT IN SECURITIES - 98.4%
(Cost $976,426,163)		1,190,269,904
NET OTHER ASSETS (LIABILITIES) - 1.6%		19,279,657
NET ASSETS - 100%		$1,209,549,561

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$193,799
Fidelity Securities Lending Cash Central Fund	99,595
Total	$293,394

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Telecommunications Portfolio

November 30, 2018

TEL-QTLY-0119
1.810721.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Communications Equipment - 0.6%
Communications Equipment - 0.6%
Quantenna Communications, Inc. (a)	123,800	$1,854,524
Diversified Telecommunication Services - 65.4%
Alternative Carriers - 17.7%
CenturyLink, Inc.	703,700	13,229,560
Cogent Communications Group, Inc.	160,039	7,760,291
Globalstar, Inc. (a)(b)	2,825,048	1,094,706
Iliad SA	24,867	3,354,303
Iridium Communications, Inc. (a)	514,711	12,291,299
ORBCOMM, Inc. (a)	349,649	3,314,673
Vonage Holdings Corp. (a)	837,371	8,867,759
Zayo Group Holdings, Inc. (a)	260,400	6,853,728
		56,766,319
Integrated Telecommunication Services - 47.7%
AT&T, Inc.	2,393,320	74,767,315
Atlantic Tele-Network, Inc.	84,000	7,103,040
Cincinnati Bell, Inc. (a)	350,702	4,355,719
Consolidated Communications Holdings, Inc. (b)	413,300	5,687,008
Masmovil Ibercom SA (a)	34,800	4,270,644
Verizon Communications, Inc.	943,497	56,892,869
		153,076,595

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		209,842,914

Entertainment - 1.7%
Interactive Home Entertainment - 1.7%
Activision Blizzard, Inc.	107,600	5,367,088
Equity Real Estate Investment Trusts (REITs) - 1.6%
Specialized REITs - 1.6%
American Tower Corp.	2,890	475,376
Equinix, Inc.	12,500	4,816,000
		5,291,376
Media - 12.0%
Cable & Satellite - 10.4%
Comcast Corp. Class A	299,200	11,671,792
DISH Network Corp. Class A (a)	27,900	914,004
GCI Liberty, Inc. (a)	63,200	3,025,384
Liberty Broadband Corp. Class A (a)	115,500	9,832,515
Liberty Global PLC Class C (a)	266,436	6,471,730
Megacable Holdings S.A.B. de CV unit	308,200	1,410,796
		33,326,221
Cable & Satellite (Discontinued) - 1.6%
Altice U.S.A., Inc. Class A	209,655	3,708,797
Liberty Latin America Ltd. (a)	76,434	1,413,265
		5,122,062

TOTAL MEDIA		38,448,283

Semiconductors & Semiconductor Equipment - 0.4%
Semiconductors - 0.4%
Qorvo, Inc. (a)	20,600	1,355,686
Wireless Telecommunication Services - 18.0%
Wireless Telecommunication Services - 18.0%
Boingo Wireless, Inc. (a)	160,500	4,018,920
Shenandoah Telecommunications Co.	181,867	9,086,075
Sprint Corp. (a)	1,335,185	8,384,962
T-Mobile U.S., Inc. (a)	379,097	25,949,190
Telephone & Data Systems, Inc.	181,264	6,476,563
U.S. Cellular Corp. (a)	69,900	3,904,614
		57,820,324
TOTAL COMMON STOCKS
(Cost $267,047,733)		319,980,195

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 2.27% (c)	1,016,236	1,016,440
Fidelity Securities Lending Cash Central Fund 2.27% (c)(d)	6,542,048	6,542,702
TOTAL MONEY MARKET FUNDS
(Cost $7,558,658)		7,559,142
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $274,606,391)		327,539,337
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(6,528,591)
NET ASSETS - 100%		$321,010,746

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$25,052
Fidelity Securities Lending Cash Central Fund	257,448
Total	$282,500

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Consolidated Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Gold Portfolio

November 30, 2018

GOL-QTLY-0119
1.810695.114

Consolidated Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.3%
	Shares	Value
Australia - 4.3%
Metals & Mining - 4.3%
Gold - 4.3%
Dacian Gold Ltd. (a)	72,596	$110,366
Evolution Mining Ltd.	1,126,243	2,584,757
Gold Road Resources Ltd. (a)	1,080,000	493,358
Newcrest Mining Ltd.	2,044,162	31,002,119
Northern Star Resources Ltd.	399,418	2,329,638
Perseus Mining Ltd.:
(Australia) (a)	1,717,134	439,269
(Canada) (a)	1,300,000	332,669
Resolute Mng Ltd.	3,516,949	2,442,011
Saracen Mineral Holdings Ltd. (a)	1,922,787	3,471,252
Silver Lake Resources Ltd. (a)	2,840,985	986,326
St Barbara Ltd.	682,257	2,214,058
		46,405,823
Bailiwick of Jersey - 7.7%
Metals & Mining - 7.7%
Gold - 7.7%
Randgold Resources Ltd. sponsored ADR	1,034,595	82,943,481
Canada - 55.6%
Metals & Mining - 55.6%
Gold - 54.1%
Agnico Eagle Mines Ltd. (Canada)	1,485,001	52,229,027
Alacer Gold Corp. (a)	2,554,063	3,979,160
Alamos Gold, Inc.	4,776,012	15,349,092
Argonaut Gold, Inc. (a)	5,606,462	5,147,995
B2Gold Corp. (a)	27,600,793	67,929,547
Barrick Gold Corp.	6,077,469	77,440,673
Centerra Gold, Inc. (a)	587,500	2,387,762
Continental Gold, Inc. (a)(b)	9,596,700	15,168,080
Detour Gold Corp. (a)	2,248,600	16,703,934
Detour Gold Corp. (a)(c)	785,900	5,838,131
Eldorado Gold Corp. (a)	6,055,935	3,464,050
Franco-Nevada Corp.	1,042,900	72,213,751
Gold Standard Ventures Corp. (a)	3,114,300	3,726,893
Goldcorp, Inc.	3,460,500	32,087,728
Guyana Goldfields, Inc. (a)	4,340,800	4,410,552
Guyana Goldfields, Inc. (a)(c)	155,000	157,491
IAMGOLD Corp. (a)	3,454,900	10,479,244
Kinross Gold Corp. (a)	5,031,291	13,632,369
Kirkland Lake Gold Ltd.	1,089,119	22,575,048
New Gold, Inc. (a)	4,456,375	3,454,684
Novagold Resources, Inc. (a)	1,819,500	6,710,232
OceanaGold Corp.	8,302,232	24,182,168
Osisko Gold Royalties Ltd.	1,160,293	8,706,673
Premier Gold Mines Ltd. (a)(b)	16,800,022	19,851,755
Pretium Resources, Inc. (a)	1,622,683	11,541,305
Pretium Resources, Inc. (a)(c)	225,000	1,600,309
Sandstorm Gold Ltd. (a)	1,830,475	7,646,210
Seabridge Gold, Inc. (a)	1,121,790	13,179,650
SEMAFO, Inc. (a)	7,265,000	13,123,095
SSR Mining, Inc. (a)	1,293,700	13,729,101
Tahoe Resources, Inc. (a)	969,438	3,429,314
Teranga Gold Corp. (a)	975,814	2,364,898
Torex Gold Resources, Inc. (a)	2,557,600	20,077,348
Yamana Gold, Inc.	2,340,620	4,879,778
		579,397,047
Precious Metals & Minerals - 0.4%
Osisko Mining, Inc. (a)	1,873,200	3,552,827
Silver - 1.1%
MAG Silver Corp. (a)	608,901	4,115,404
Pan American Silver Corp.	6,000	77,400
Wheaton Precious Metals Corp.	489,000	7,677,372
		11,870,176
TOTAL METALS & MINING		594,820,050
Cayman Islands - 1.4%
Metals & Mining - 1.4%
Gold - 1.4%
Endeavour Mining Corp. (a)	1,235,940	15,404,483
China - 0.4%
Metals & Mining - 0.4%
Gold - 0.4%
Zijin Mng Group Co. Ltd. (H Shares)	11,347,000	4,278,330
Peru - 1.8%
Metals & Mining - 1.8%
Gold - 1.8%
Compania de Minas Buenaventura SA sponsored ADR	1,344,397	19,009,774
South Africa - 4.4%
Metals & Mining - 4.4%
Gold - 4.4%
AngloGold Ashanti Ltd. sponsored ADR	3,220,808	31,950,415
Gold Fields Ltd. sponsored ADR	3,209,426	9,403,618
Harmony Gold Mining Co. Ltd. (a)	1,454,000	2,199,755
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	1,520,400	2,280,600
Sibanye-Stillwater ADR	301,660	736,050
		46,570,438
United Kingdom - 0.6%
Metals & Mining - 0.6%
Gold - 0.4%
Acacia Mining PLC (a)	971,536	2,290,882
Pan African Resources PLC	550,000	59,571
Solgold PLC (a)	3,802,758	1,756,553
		4,107,006
Precious Metals & Minerals - 0.2%
Fresnillo PLC	212,600	2,041,002
TOTAL METALS & MINING		6,148,008
United States of America - 14.1%
Metals & Mining - 14.1%
Gold - 14.1%
McEwen Mining, Inc.	1,051,410	1,850,482
Newmont Mining Corp.	3,754,878	121,432,753
Royal Gold, Inc.	375,167	27,443,466
		150,726,701
TOTAL COMMON STOCKS
(Cost $1,112,905,852)		966,307,088
	Troy Ounces

Commodities - 8.2%
Gold Bullion(a)	21,010	25,677,582
Silver Bullion(a)	4,372,000	61,993,648
TOTAL COMMODITIES
(Cost $96,875,833)		87,671,230

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 2.27% (d)
(Cost $16,202,930)	16,199,690	16,202,930
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,225,984,615)		1,070,181,248
NET OTHER ASSETS (LIABILITIES) - 0.0%		218,816
NET ASSETS - 100%		$1,070,400,064

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,595,931 or 0.7% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$139,701
Fidelity Securities Lending Cash Central Fund	807
Total	$140,508

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Consolidated Subsidiary

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (Loss)	Change in unrealized appreciation (depreciation)	Value, end of period
Fidelity Select Cayman Gold Ltd.	$85,477,120	$23,863,737	$10,407,332	$--	$(977,973)	$(10,338,909)	$87,616,643

The Fund invests in certain commodity-related investments through Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of November 30, 2018, the Fund held $87,616,643 in the Subsidiary, representing 8.2% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Continental Gold, Inc.	$28,390,023	$95,681	$--	$--	$--	$(13,317,624)	$15,168,080
Premier Gold Mines Ltd.	40,731,717	320,755	--	--	--	(21,200,717)	19,851,755
Total	$69,121,740	$416,436	$--	$--	$--	$(34,518,341)	$35,019,835

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$966,307,088	$964,107,333	$2,199,755	$--
Commodities	87,671,230	87,671,230	--	--
Money Market Funds	16,202,930	16,202,930	--	--
Total Investments in Securities:	$1,070,181,248	$1,067,981,493	$2,199,755	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$64,567,712

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price prior to 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Biotechnology Portfolio

November 30, 2018

BIO-QTLY-0119
1.810668.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Biotechnology - 87.6%
Biotechnology - 87.6%
AbbVie, Inc.	413,285	$38,960,377
Abeona Therapeutics, Inc. (a)	758,773	6,221,939
AC Immune SA (a)	1,020,732	11,350,540
ACADIA Pharmaceuticals, Inc. (a)(b)	2,882,880	54,947,693
Acceleron Pharma, Inc. (a)(b)	1,994,958	105,593,127
Acorda Therapeutics, Inc. (a)	1,876,490	38,336,691
Adamas Pharmaceuticals, Inc. (a)(b)	148,469	1,520,323
Adaptimmune Therapeutics PLC sponsored ADR (a)	571,342	3,519,467
Aduro Biotech, Inc. (a)	385,457	955,933
Agenus, Inc. (a)(b)	494,118	1,190,824
Agios Pharmaceuticals, Inc. (a)	422,733	27,815,831
Aimmune Therapeutics, Inc. (a)	1,110,243	26,368,271
Akebia Therapeutics, Inc. (a)	152,878	1,235,254
Albireo Pharma, Inc. (a)	481,000	12,722,450
Alder Biopharmaceuticals, Inc. (a)	767,248	10,265,778
Aldeyra Therapeutics, Inc. (a)(c)	2,564,333	23,002,067
Alexion Pharmaceuticals, Inc. (a)	2,427,760	298,978,644
Alkermes PLC (a)	1,577,474	57,483,153
Allakos, Inc. (a)(b)	725,053	42,712,872
Allena Pharmaceuticals, Inc. (a)(c)	42,340	396,726
Allena Pharmaceuticals, Inc. (c)(d)	1,447,443	13,562,541
Allogene Therapeutics, Inc. (b)	131,766	4,121,640
Alnylam Pharmaceuticals, Inc. (a)	1,485,678	120,577,626
AMAG Pharmaceuticals, Inc. (a)	130,677	2,358,720
Amarin Corp. PLC ADR (a)(b)	709,931	12,778,758
Amgen, Inc.	2,786,822	580,355,686
Amicus Therapeutics, Inc. (a)(b)	5,022,094	55,443,918
AnaptysBio, Inc. (a)	465,116	34,688,351
Apellis Pharmaceuticals, Inc. (a)	487,034	7,471,102
Arena Pharmaceuticals, Inc. (a)	1,004,473	41,193,438
Argenx SE ADR (a)	896,586	86,762,627
Array BioPharma, Inc. (a)	6,920,849	110,249,125
Arrowhead Pharmaceuticals, Inc. (a)(b)	1,732,845	25,160,909
Ascendis Pharma A/S sponsored ADR (a)	546,977	36,926,417
Atara Biotherapeutics, Inc. (a)	1,085,843	43,379,428
aTyr Pharma, Inc. (a)(b)	970,388	597,759
Audentes Therapeutics, Inc. (a)	726,214	17,755,932
Bellicum Pharmaceuticals, Inc. (a)	1,019,878	4,660,842
BioCryst Pharmaceuticals, Inc. (a)	2,991,437	27,461,392
Biogen, Inc. (a)	990,844	330,664,460
Biohaven Pharmaceutical Holding Co. Ltd. (a)	714,290	24,278,717
BioMarin Pharmaceutical, Inc. (a)	935,771	89,862,089
bluebird bio, Inc. (a)	437,819	53,803,577
Blueprint Medicines Corp. (a)	1,709,411	98,068,909
Cara Therapeutics, Inc. (a)(b)	575,786	10,467,789
Celgene Corp. (a)	2,824,318	203,972,246
ChemoCentryx, Inc. (a)	644,305	6,475,265
Chimerix, Inc. (a)	1,871,867	6,158,442
Clovis Oncology, Inc. (a)(b)	928,170	15,973,806
Coherus BioSciences, Inc. (a)	609,487	6,740,926
Constellation Pharmaceuticals, Inc.	271,700	1,603,030
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	1,694,767	11,693,892
Corvus Pharmaceuticals, Inc. (a)	1,199,896	7,175,378
Crinetics Pharmaceuticals, Inc. (a)	1,006,300	35,160,122
CRISPR Therapeutics AG (a)(b)	132,236	5,068,606
Cytokinetics, Inc. (a)	770,249	6,054,157
CytomX Therapeutics, Inc. (a)	120,181	1,658,498
CytomX Therapeutics, Inc. (a)(d)	287,485	3,967,293
Denali Therapeutics, Inc. (a)(b)	729,752	13,989,346
Dicerna Pharmaceuticals, Inc. (a)	1,102,948	16,444,955
Dynavax Technologies Corp. (a)(b)	1,824,039	20,611,641
Eagle Pharmaceuticals, Inc. (a)(b)	173,608	8,749,843
Editas Medicine, Inc. (a)	119,918	3,736,645
Emergent BioSolutions, Inc. (a)	425,050	30,960,642
Enanta Pharmaceuticals, Inc. (a)	208,467	16,498,078
Epizyme, Inc. (a)	2,837,946	21,057,559
Equillium, Inc.	857,143	14,057,145
Esperion Therapeutics, Inc. (a)(b)	416,584	22,145,605
Evelo Biosciences, Inc. (b)	94,700	939,424
Exact Sciences Corp. (a)	1,215,200	94,761,296
Exelixis, Inc. (a)	1,901,840	38,626,370
Fate Therapeutics, Inc. (a)	1,826,487	28,054,840
FibroGen, Inc. (a)	1,470,019	63,740,024
Five Prime Therapeutics, Inc. (a)	465,800	5,980,872
Forty Seven, Inc.	273,700	5,085,346
Galapagos Genomics NV sponsored ADR (a)	692,920	69,790,902
Genmab A/S (a)	313,283	47,664,047
Genomic Health, Inc. (a)	466,839	36,903,623
Geron Corp. (a)(b)	5,165,350	8,316,214
Gilead Sciences, Inc.	4,988,307	358,858,806
Global Blood Therapeutics, Inc. (a)(b)	1,404,843	44,308,748
GlycoMimetics, Inc. (a)	34,003	390,694
Gritstone Oncology, Inc. (b)	1,248,800	35,016,352
Halozyme Therapeutics, Inc. (a)	2,257,328	37,268,485
Heron Therapeutics, Inc. (a)	1,955,874	56,192,260
Homology Medicines, Inc. (a)	28,167	619,392
ImmunoGen, Inc. (a)	4,920,310	27,110,908
Immunomedics, Inc. (a)(b)	5,265,483	105,783,553
Insmed, Inc. (a)	566,345	10,143,239
Intellia Therapeutics, Inc. (a)	96,832	1,734,261
Intercept Pharmaceuticals, Inc. (a)	770,525	85,458,928
Ionis Pharmaceuticals, Inc. (a)	2,524,877	147,175,080
Iovance Biotherapeutics, Inc. (a)	1,142,200	11,045,074
Ironwood Pharmaceuticals, Inc. Class A (a)	3,802,820	52,554,972
Jounce Therapeutics, Inc. (a)	715,474	3,090,848
Karyopharm Therapeutics, Inc. (a)	1,875,000	19,500,000
Keryx Biopharmaceuticals, Inc. (a)	163,734	492,839
Kezar Life Sciences, Inc. (c)	1,027,592	30,498,931
Krystal Biotech, Inc. (a)(c)	1,235,400	31,354,452
Kura Oncology, Inc. (a)(c)	2,285,510	29,025,977
La Jolla Pharmaceutical Co. (a)(b)	1,189,798	17,216,377
Leap Therapeutics, Inc. (a)(c)	840,724	3,110,679
Lexicon Pharmaceuticals, Inc. (a)(b)	1,542,804	12,496,712
Ligand Pharmaceuticals, Inc. Class B (a)	268,498	42,360,929
Loxo Oncology, Inc. (a)	846,934	118,926,472
Macrogenics, Inc. (a)	1,662,631	28,613,880
Madrigal Pharmaceuticals, Inc. (a)(b)	34,241	3,959,972
MannKind Corp. (a)(b)	1,402,861	2,497,093
MediciNova, Inc. (a)(b)	198,113	1,973,205
Minerva Neurosciences, Inc. (a)(c)	2,809,214	22,220,883
Miragen Therapeutics, Inc. (a)(b)(c)	2,888,656	10,052,523
Momenta Pharmaceuticals, Inc. (a)	1,203,956	14,254,839
Natera, Inc. (a)	798,331	13,827,093
Neon Therapeutics, Inc. (b)	407,398	2,521,794
Neurocrine Biosciences, Inc. (a)	1,861,251	164,292,626
Novavax, Inc. (a)(b)	3,112,693	6,443,275
Oragenics, Inc. (a)	155,806	210,338
Ovid Therapeutics, Inc. (a)	138,410	557,792
Pharming Group NV (a)(b)	19,512,456	17,418,006
Portola Pharmaceuticals, Inc. (a)(b)	504,603	11,025,576
Principia Biopharma, Inc. (b)	388,892	10,834,531
ProQR Therapeutics BV (a)(b)	958,286	18,264,931
Protagonist Therapeutics, Inc. (a)	630,863	4,081,684
Prothena Corp. PLC (a)	769,935	9,246,919
PTC Therapeutics, Inc. (a)	2,242,247	79,644,613
Puma Biotechnology, Inc. (a)(b)	855,866	19,890,326
Ra Pharmaceuticals, Inc. (a)	179,045	2,823,540
Radius Health, Inc. (a)(b)	932,828	15,550,243
Regeneron Pharmaceuticals, Inc. (a)	581,845	212,751,624
REGENXBIO, Inc. (a)	819,542	49,098,761
Repligen Corp. (a)	533,086	34,474,672
Replimune Group, Inc. (a)	474,410	7,111,406
Retrophin, Inc. (a)	605,745	14,864,982
Rigel Pharmaceuticals, Inc. (a)	1,187,439	3,360,452
Rocket Pharmaceuticals, Inc. (a)(b)	1,417,987	22,843,771
Rubius Therapeutics, Inc.	86,600	1,851,508
Sage Therapeutics, Inc. (a)	903,893	104,209,824
Sangamo Therapeutics, Inc. (a)	2,552,921	31,579,633
Sarepta Therapeutics, Inc. (a)	1,177,705	152,477,466
Scholar Rock Holding Corp. (c)	8,600	209,496
Scholar Rock Holding Corp. (c)(d)	1,497,946	36,489,965
Seattle Genetics, Inc. (a)	906,190	56,709,370
Selecta Biosciences, Inc. (a)(b)	345,046	2,080,627
Seres Therapeutics, Inc. (a)(c)	2,320,475	19,375,966
Sienna Biopharmaceuticals, Inc. (a)	213,431	2,157,787
Solid Biosciences, Inc. (a)(b)	317,997	9,915,146
Spark Therapeutics, Inc. (a)(b)	1,446,320	60,933,462
Spectrum Pharmaceuticals, Inc. (a)	2,128,803	30,782,491
Stemline Therapeutics, Inc. (a)	1,446,798	15,900,310
Surface Oncology, Inc. (b)	203,334	1,642,939
Syros Pharmaceuticals, Inc. (a)	617,861	4,207,633
Syros Pharmaceuticals, Inc. (a)(d)	303,621	2,067,659
TESARO, Inc. (a)(b)	1,205,132	55,894,022
TG Therapeutics, Inc. (a)(b)	2,723,437	13,726,122
Tocagen, Inc. (a)(b)	27,173	350,532
Translate Bio, Inc.	863,951	6,246,366
Translate Bio, Inc.	1,014,146	6,965,662
Twist Bioscience Corp.	1,021,131	24,317,214
Ultragenyx Pharmaceutical, Inc. (a)	1,433,037	76,911,096
uniQure B.V. (a)	244,762	7,166,631
United Therapeutics Corp. (a)	87,725	10,360,323
UNITY Biotechnology, Inc. (b)	51,400	661,004
Vanda Pharmaceuticals, Inc. (a)	833,792	20,878,152
Verastem, Inc. (a)(b)	3,322,179	16,943,113
Vertex Pharmaceuticals, Inc. (a)	990,889	179,142,822
Viking Therapeutics, Inc. (a)(b)	896,800	10,124,872
Voyager Therapeutics, Inc. (a)	945,162	10,774,847
Xencor, Inc. (a)	1,469,143	61,718,697
Y-mAbs Therapeutics, Inc. (b)	1,265,742	31,542,291
Zafgen, Inc. (a)(c)	2,322,846	11,707,144
Zealand Pharma A/S (a)(b)	304,344	3,804,040
		6,644,318,340
Capital Markets - 0.1%
Asset Management & Custody Banks - 0.1%
Arix Bioscience PLC (a)(d)	2,049,700	4,479,289
Health Care Equipment & Supplies - 0.6%
Health Care Equipment - 0.6%
Novocure Ltd. (a)	646,289	22,180,638
Novocure Ltd. (a)(d)	701,713	24,082,790
		46,263,428
Health Care Providers & Services - 0.4%
Health Care Services - 0.4%
G1 Therapeutics, Inc. (a)	789,800	30,194,054
OptiNose, Inc. (a)	162,115	1,275,845
Precipio, Inc. (a)(e)	7,883	1,819
		31,471,718
Life Sciences Tools & Services - 0.6%
Life Sciences Tools & Services - 0.6%
Evotec OAI AG (a)	87,600	2,052,860
Morphosys AG (a)	141,175	16,126,264
Morphosys AG sponsored ADR	818,127	24,028,390
		42,207,514
Personal Products - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	33,334	37,001
Pharmaceuticals - 8.5%
Pharmaceuticals - 8.5%
AcelRx Pharmaceuticals, Inc. (a)(b)	226,844	764,464
Aclaris Therapeutics, Inc. (a)	34,350	320,142
Adimab LLC (e)(f)(g)	1,954,526	79,412,391
Aerie Pharmaceuticals, Inc. (a)	697,325	27,816,294
Afferent Pharmaceuticals, Inc. rights 12/31/24 (a)(g)	8,274,568	11,832,632
Akcea Therapeutics, Inc. (a)(b)	610,000	20,672,900
Aradigm Corp. (a)	148,009	108,787
Aradigm Corp. (a)(b)	11,945	8,780
Arvinas Holding Co. LLC (a)	611,000	10,332,010
Assembly Biosciences, Inc. (a)	288,400	7,434,952
BioXcel Therapeutics, Inc. (a)(b)(c)	889,345	4,295,536
Chiasma, Inc. (a)(c)	1,553,299	6,244,262
Chiasma, Inc. warrants 12/16/24 (a)	382,683	452,488
Corcept Therapeutics, Inc. (a)(b)	561,595	7,823,018
CymaBay Therapeutics, Inc. (a)	265,700	2,372,701
Dova Pharmaceuticals, Inc. (a)(b)	1,055,272	15,723,553
Horizon Pharma PLC (a)	1,008,119	20,142,218
Idorsia Ltd. (a)	432,921	8,228,987
Intra-Cellular Therapies, Inc. (a)	603,348	8,718,379
Jazz Pharmaceuticals PLC (a)	4,513	682,366
Kala Pharmaceuticals, Inc. (a)	73,827	465,110
Kolltan Pharmaceuticals, Inc. rights (a)(g)	10,639,609	106
Melinta Therapeutics, Inc. (a)	2,120,764	4,496,020
MyoKardia, Inc. (a)	1,057,001	65,608,052
Nektar Therapeutics (a)	906,251	36,603,478
NeurogesX, Inc. (a)(g)	2,550,000	26
ObsEva SA (a)	1,429,562	19,999,572
Ocular Therapeutix, Inc. (a)	1,819,799	12,119,861
Odonate Therapeutics, Inc. (a)(b)	442,294	6,970,553
Reata Pharmaceuticals, Inc. (a)	249,797	15,774,681
Rhythm Pharmaceuticals, Inc. (a)	783,507	23,136,962
RPI International Holdings LP (a)(e)(g)	54,958	8,433,855
Spero Therapeutics, Inc. (a)	506,852	4,146,049
Stemcentrx, Inc. rights 12/31/21 (a)(g)	876,163	1,603,378
Sutro Biopharma, Inc. (a)	400,000	4,196,000
The Medicines Company (a)	977,308	21,627,826
TherapeuticsMD, Inc. (a)(b)	4,316,642	21,712,709
Theravance Biopharma, Inc. (a)(b)	354,600	9,790,506
Tricida, Inc.	1,105,565	33,001,115
UroGen Pharma Ltd. (a)(b)	556,003	27,266,387
Urovant Sciences Ltd. (a)	1,332,701	11,008,110
Verrica Pharmaceuticals, Inc. (a)	621,800	7,461,600
WAVE Life Sciences (a)	684,212	32,739,544
Xeris Pharmaceuticals, Inc.	387,931	8,072,844
Zogenix, Inc. (a)	778,026	31,969,088
		641,590,292
TOTAL COMMON STOCKS
(Cost $5,085,883,232)		7,410,367,582

Preferred Stocks - 1.5%
Convertible Preferred Stocks - 1.5%
Biotechnology - 1.3%
Biotechnology - 1.3%
23andMe, Inc. Series E (a)(e)(g)	1,505,457	26,119,679
Axcella Health, Inc. Series C (a)(e)(g)	1,642,272	18,344,178
Immunocore Ltd. Series A (a)(e)(g)	73,318	9,472,408
Moderna, Inc.:
Series D (a)(e)(g)	951,807	19,702,405
Series E (a)(e)(g)	1,238,059	25,627,821
		99,266,491
Health Care Technology - 0.2%
Health Care Technology - 0.2%
Codiak Biosciences, Inc.:
Series A 8.00% (a)(e)(g)	856,366	3,108,609
Series B 8.00% (a)(e)(g)	2,783,187	10,102,969
		13,211,578
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Afferent Pharmaceuticals, Inc. Series C (a)(e)(g)	8,274,568	83

TOTAL CONVERTIBLE PREFERRED STOCKS		112,478,152

Nonconvertible Preferred Stocks - 0.0%
Biotechnology - 0.0%
Biotechnology - 0.0%
Yumanity Holdings LLC Class A (a)(e)(g)	588,700	3,879,533
TOTAL PREFERRED STOCKS
(Cost $80,906,183)		116,357,685

Money Market Funds - 7.0%
Fidelity Cash Central Fund, 2.27% (h)	55,629,560	55,640,686
Fidelity Securities Lending Cash Central Fund 2.27% (h)(i)	478,530,498	478,578,351
TOTAL MONEY MARKET FUNDS
(Cost $534,183,754)		534,219,037
TOTAL INVESTMENT IN SECURITIES - 106.3%
(Cost $5,700,973,169)		8,060,944,304
NET OTHER ASSETS (LIABILITIES) - (6.3)%		(479,925,273)
NET ASSETS - 100%		$7,581,019,031

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $84,649,537 or 1.1% of net assets.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $204,205,750 or 2.7% of net assets.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Level 3 security

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series E	6/18/15	$16,299,991
Adimab LLC	9/17/14 - 6/5/15	$31,094,459
Afferent Pharmaceuticals, Inc. Series C	7/1/15	$0
Axcella Health, Inc. Series C	1/30/15	$16,554,102
Codiak Biosciences, Inc. Series A 8.00%	11/12/15	$856,366
Codiak Biosciences, Inc. Series B 8.00%	11/12/15	$8,349,561
Immunocore Ltd. Series A	7/27/15	$13,796,921
Moderna, Inc. Series D	11/6/13	$9,158,071
Moderna, Inc. Series E	12/18/14	$11,912,324
Precipio, Inc.	2/3/12	$2,828,200
RPI International Holdings LP	5/21/15	$6,479,548
Yumanity Holdings LLC Class A	2/8/16	$3,978,847

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$758,326
Fidelity Securities Lending Cash Central Fund	8,024,621
Total	$8,782,947

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Aldeyra Therapeutics, Inc.	$8,880,729	$24,999,989	$2,715,401	$--	$73,001	$(8,236,251)	$23,002,067
Allena Pharmaceuticals, Inc.	2,253,708	--	3,897,354	--	(143,060)	2,183,432	396,726
Allena Pharmaceuticals, Inc.	9,364,232	--	--	--	--	4,198,309	13,562,541
Arena Pharmaceuticals, Inc.	87,894,769	8,402,056	59,096,043	--	17,313,838	(13,321,182)	--
Atara Biotherapeutics, Inc.	76,813,457	--	35,909,299	--	10,906,188	(8,430,918)	--
Bellicum Pharmaceuticals, Inc.	11,972,188	--	4,774,680	--	(6,012,665)	3,475,999	--
BioXcel Therapeutics, Inc.	--	14,053,226	2,987,293	--	(1,283,138)	(5,487,259)	4,295,536
Chiasma, Inc.	2,407,613	--	--	--	--	3,836,649	6,244,262
Chiasma, Inc. warrants 12/16/24	80,670	--	--	--	--	371,818	--
Cidara Therapeutics, Inc.	8,125,666	--	4,484,874	--	(9,565,874)	5,925,082	--
Corbus Pharmaceuticals Holdings, Inc.	24,909,636	--	9,865,144	--	(4,021,940)	671,340	--
Corvus Pharmaceuticals, Inc.	8,827,067	7,671,845	6,938,052	--	(4,897,242)	2,511,760	--
Epizyme, Inc.	70,991,549	3,961,341	22,154,613	--	(11,766,627)	(19,974,091)	--
Fate Therapeutics, Inc.	31,591,720	1,012,519	12,626,097	--	5,508,211	2,568,487	--
Geron Corp.	35,032,769	1,249,194	45,851,102	--	(5,731,131)	23,616,484	--
Infinity Pharmaceuticals, Inc.	5,251,731	--	4,603,817	--	(3,357,697)	2,709,783	--
Karyopharm Therapeutics, Inc.	42,678,077	10,922,686	27,557,157	--	(16,612,716)	10,069,110	--
Kezar Life Sciences, Inc.	--	17,769,940	--	--	--	12,728,991	30,498,931
Krystal Biotech, Inc.	8,961,132	6,000,000	--	--	--	16,393,320	31,354,452
Kura Oncology, Inc.	53,806,464	--	1,636,144	--	(162,251)	(22,982,092)	29,025,977
Leap Therapeutics, Inc.	--	6,310,377	--	--	--	(3,199,698)	3,110,679
Macrogenics, Inc.	61,866,847	--	18,686,813	--	(3,889,891)	(10,676,263)	--
Melinta Therapeutics, Inc.	9,723,126	17,355,500	12,229,727	--	(77,191,194)	66,838,315	--
Minerva Neurosciences, Inc.	16,540,724	--	2,531,546	--	(1,015,184)	9,226,889	22,220,883
Miragen Therapeutics, Inc.	16,032,041	--	--	--	--	(5,979,518)	10,052,523
NeurogesX, Inc.	26	--	--	--	--	--	--
Ocular Therapeutix, Inc.	12,522,707	--	3,547,760	--	(4,522,441)	7,667,355	--
Scholar Rock Holding Corp.	--	546,000	729,745	--	304,145	89,096	209,496
Scholar Rock Holding Corp.	15,394,824	--	--	--	--	21,095,141	36,489,965
Seres Therapeutics, Inc.	9,770,180	--	--	--	--	(6,109,495)	19,375,966
Seres Therapeutics, Inc.	12,274,333	--	--	--	--	3,440,948	--
Stemline Therapeutics, Inc.	30,800,508	--	5,976,184	--	1,044,763	(9,968,777)	--
Vermillion, Inc.	5,391,860	--	2,594,052	--	(4,451,312)	1,653,504	--
Voyager Therapeutics, Inc.	65,380,114	--	23,521,033	--	5,351,503	(36,435,737)	--
Zafgen, Inc.	21,319,040	--	4,226,026	--	(10,381,003)	4,995,133	11,707,144
Total	$766,859,507	$120,254,673	$319,139,956	$--	$(124,503,717)	$55,465,664	$241,547,148

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$7,410,367,582	$7,277,349,830	$31,735,364	$101,282,388
Preferred Stocks	116,357,685	--	--	116,357,685
Money Market Funds	534,219,037	534,219,037	--	--
Total Investments in Securities:	$8,060,944,304	$7,811,568,867	$31,735,364	$217,640,073

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Common Stocks
Beginning Balance	$95,437,618
Total Realized Gain (Loss)	5,403,067
Total Unrealized Gain (Loss)	13,428,629
Cost of Purchases	28,744
Proceeds of Sales	(13,015,670)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$101,282,388
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2018	$13,428,629
Preferred Stocks
Beginning Balance	$178,519,654
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	(26,807,492)
Cost of Purchases	--
Proceeds of Sales	(35,354,477)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$116,357,685
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2018	$(22,165,056)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$217,640,073	Market comparable	Transaction price	$3.79 - $132.95 / $34.44	Increase
			Proxy discount	4.2% - 21.3% / 8.1%	Decrease
		Market approach	Transaction price	$17.35 - $153.46 / $43.64	Increase
			Discount for lack of marketability	10.0%	Decrease
		Discount cash flow	Discount rate	8.0%	Decrease
			Discount for lack of marketability	10.0%	Decrease
		Recovery value	Recovery value	0.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Energy Service Portfolio

November 30, 2018

ENS-QTLY-0119
1.810703.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
Construction & Engineering - 0.3%
Construction & Engineering - 0.3%
Enterprise Group, Inc. (a)(b)(c)	5,482,737	$928,473
Energy Equipment & Services - 94.8%
Oil & Gas Drilling - 16.3%
AKITA Drilling Ltd. Class A (non-vtg.)	1,196,868	3,702,350
Borr Drilling Ltd. (a)(b)	460,564	1,446,823
Ensco PLC Class A (b)	149,400	847,098
Independence Contract Drilling, Inc. (a)	576,455	1,948,418
Nabors Industries Ltd.	3,017,778	9,747,423
Odfjell Drilling Ltd.	2,107,082	6,950,182
Patterson-UTI Energy, Inc.	176,200	2,445,656
Shelf Drilling Ltd. (a)(d)	2,584,576	15,937,745
Transocean Ltd. (United States) (a)(b)	384,000	3,563,520
		46,589,215
Oil & Gas Equipment & Services - 78.5%
Archrock, Inc.	281,516	2,871,463
Baker Hughes, a GE Co. Class A	791,946	18,072,208
C&J Energy Services, Inc. (a)	528,851	9,085,660
CSI Compressco LP	1,622,115	6,796,662
Dril-Quip, Inc. (a)	166,300	6,528,938
Forum Energy Technologies, Inc. (a)	1,215,200	8,129,688
Frank's International NV (a)(b)	334,983	2,462,125
Halliburton Co.	1,180,834	37,113,613
Helix Energy Solutions Group, Inc. (a)	364,329	2,987,498
McCoy Global, Inc. (a)	1,042,650	925,998
McDermott International, Inc. (a)	369,599	3,219,207
National Oilwell Varco, Inc.	30,200	969,722
NCS Multistage Holdings, Inc. (a)(b)	1,082,843	7,904,754
Oceaneering International, Inc. (a)	616,425	10,349,776
Oil States International, Inc. (a)	193,200	4,331,544
Ranger Energy Services, Inc. Class A (a)	769,006	5,798,305
RigNet, Inc. (a)(b)	791,942	14,397,506
Schlumberger Ltd.	1,349,211	60,849,415
Smart Sand, Inc. (a)(b)	1,704,306	5,556,038
Superior Drilling Products, Inc. (a)(c)	2,409,569	4,096,267
Superior Energy Services, Inc. (a)	409,700	2,232,865
TechnipFMC PLC	146,162	3,374,881
TETRA Technologies, Inc. (a)	1,769,261	4,104,686
TETRA Technologies, Inc. warrants 12/14/21 (a)	300,100	78,866
Weatherford International PLC (a)(b)	2,220,666	1,270,221
		223,507,906

TOTAL ENERGY EQUIPMENT & SERVICES		270,097,121

Oil, Gas & Consumable Fuels - 4.8%
Oil & Gas Exploration & Production - 2.6%
National Energy Services Reunited Corp. (a)(b)	773,875	7,274,425
Oil & Gas Storage & Transport - 2.2%
Golar LNG Ltd.	72,833	1,940,271
StealthGas, Inc. (a)	1,276,178	4,466,623
		6,406,894

TOTAL OIL, GAS & CONSUMABLE FUELS		13,681,319

TOTAL COMMON STOCKS
(Cost $387,151,576)		284,706,913

Money Market Funds - 6.9%
Fidelity Cash Central Fund, 2.27% (e)	662,859	662,992
Fidelity Securities Lending Cash Central Fund 2.27% (e)(f)	18,902,022	18,903,912
TOTAL MONEY MARKET FUNDS
(Cost $19,566,507)		19,566,904
TOTAL INVESTMENT IN SECURITIES - 106.8%
(Cost $406,718,083)		304,273,817
NET OTHER ASSETS (LIABILITIES) - (6.8)%		(19,413,072)
NET ASSETS - 100%		$284,860,745

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,937,745 or 5.6% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,095
Fidelity Securities Lending Cash Central Fund	220,255
Total	$222,350

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Enterprise Group, Inc.	$1,669,745	$--	$29,759	$--	$(180,049)	$(531,464)	$928,473
RigNet, Inc.	12,615,390	2,688,745	4,747,310	--	300,540	3,540,141	--
Smart Sand, Inc.	9,281,173	9,648,121	5,595,529	--	(4,134,172)	(3,643,555)	--
Superior Drilling Products, Inc.	3,662,545	--	--	--	--	433,722	4,096,267
Trinidad Drilling Ltd.	15,876,309	4,676,929	20,812,808	--	411,259	(151,689)	--
Xtreme Drilling & Coil Services Corp.	7,164,828	22,835	12,250,200	--	15,019	5,047,518	--
Total	$50,269,990	$17,036,630	$43,435,606	$--	$(3,587,403)	$4,694,673	$5,024,740

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$284,706,913	$284,628,047	$78,866	$--
Money Market Funds	19,566,904	19,566,904	--	--
Total Investments in Securities:	$304,273,817	$304,194,951	$78,866	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$24,850,765

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Insurance Portfolio

November 30, 2018

PRC-QTLY-0119
1.810674.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Banks - 0.0%
Regional Banks - 0.0%
Hilltop Holdings, Inc.	500	$9,770
Capital Markets - 3.5%
Asset Management & Custody Banks - 3.5%
Apollo Global Management LLC Class A	79,344	2,236,707
Ares Management Corp.	220,214	4,941,602
Brighthouse Financial, Inc. (a)	18,306	737,000
		7,915,309
Consumer Finance - 0.3%
Consumer Finance - 0.3%
OneMain Holdings, Inc. (a)	21,900	641,013
Diversified Financial Services - 5.2%
Multi-Sector Holdings - 3.9%
Berkshire Hathaway, Inc. Class B (a)	39,700	8,664,128
Other Diversified Financial Services - 1.3%
Cannae Holdings, Inc. (a)	16,099	280,606
Voya Financial, Inc.	61,100	2,746,445
		3,027,051

TOTAL DIVERSIFIED FINANCIAL SERVICES		11,691,179

Insurance - 89.7%
Insurance Brokers - 16.4%
Aon PLC	41,200	6,802,532
Arthur J. Gallagher & Co.	90,100	6,944,007
Brown & Brown, Inc.	210,200	6,100,004
Marsh & McLennan Companies, Inc.	138,000	12,240,600
Willis Group Holdings PLC	28,228	4,500,955
		36,588,098
Life & Health Insurance - 24.4%
AFLAC, Inc.	147,300	6,737,502
CNO Financial Group, Inc.	130,600	2,389,980
FBL Financial Group, Inc. Class A	300	21,099
Genworth Financial, Inc. Class A (a)	282,100	1,314,586
MetLife, Inc.	346,375	15,458,716
Primerica, Inc.	30,200	3,590,176
Principal Financial Group, Inc.	120,500	5,943,060
Prudential Financial, Inc.	76,489	7,171,609
Sony Financial Holdings, Inc.	293,300	6,149,443
Torchmark Corp.	28,400	2,454,044
Unum Group	91,761	3,295,138
		54,525,353
Multi-Line Insurance - 11.4%
American International Group, Inc.	346,300	14,977,475
Assurant, Inc.	17,200	1,672,528
Hartford Financial Services Group, Inc.	114,400	5,055,336
Loews Corp.	62,100	2,984,526
Zurich Insurance Group AG	2,296	721,692
		25,411,557
Property & Casualty Insurance - 34.0%
Allstate Corp.	71,400	6,368,166
Arch Capital Group Ltd. (a)	119,700	3,425,814
Argo Group International Holdings, Ltd.	12,168	843,486
Aspen Insurance Holdings Ltd.	64,200	2,687,412
Assured Guaranty Ltd.	66,700	2,722,694
Axis Capital Holdings Ltd.	11,100	614,385
Chubb Ltd.	214,805	28,728,017
First American Financial Corp.	57,000	2,754,810
FNF Group	66,800	2,244,480
Hanover Insurance Group, Inc.	26,800	3,074,228
Markel Corp. (a)	2,850	3,260,799
MBIA, Inc. (a)(b)	59,000	549,290
Mercury General Corp.	200	11,330
The Travelers Companies, Inc.	142,400	18,564,688
		75,849,599
Reinsurance - 3.5%
Everest Re Group Ltd.	3,400	755,072
Maiden Holdings Ltd.	700	1,771
Muenchener Rueckversicherungs AG	9,500	2,063,875
Reinsurance Group of America, Inc.	31,433	4,695,462
Third Point Reinsurance Ltd. (a)	29,400	303,408
		7,819,588

TOTAL INSURANCE		200,194,195

Software - 0.4%
Application Software - 0.4%
Black Knight, Inc. (a)	20,457	927,520
TOTAL COMMON STOCKS
(Cost $126,982,403)		221,378,986

Nonconvertible Preferred Stocks - 0.0%
Insurance - 0.0%
Life & Health Insurance - 0.0%
Torchmark Corp. 6.125%
(Cost $76,079)	3,059	76,506

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 2.27% (c)	1,884,266	1,884,643
Fidelity Securities Lending Cash Central Fund 2.27% (c)(d)	209,661	209,682
TOTAL MONEY MARKET FUNDS
(Cost $2,094,325)		2,094,325
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $129,152,807)		223,549,817
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(241,351)
NET ASSETS - 100%		$223,308,466

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$71,458
Fidelity Securities Lending Cash Central Fund	14,571
Total	$86,029

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$221,378,986	$220,657,294	$721,692	$--
Nonconvertible Preferred Stocks	76,506	76,506	--	--
Money Market Funds	2,094,325	2,094,325	--	--
Total Investments in Securities:	$223,549,817	$222,828,125	$721,692	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$10,154,955

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Retailing Portfolio

November 30, 2018

RET-QTLY-0119
1.810717.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Distributors - 1.3%
Distributors - 1.3%
LKQ Corp. (a)	1,184,000	$32,962,560
Pool Corp.	41,400	6,727,914
		39,690,474
Entertainment - 7.2%
Movies & Entertainment - 7.2%
Netflix, Inc. (a)	788,600	225,642,118
Food & Staples Retailing - 2.4%
Food Retail - 0.5%
Kroger Co.	521,600	15,470,656
Hypermarkets & Super Centers - 1.9%
BJ's Wholesale Club Holdings, Inc.	1,930,992	45,107,973
Walmart, Inc.	131,400	12,831,210
		57,939,183

TOTAL FOOD & STAPLES RETAILING		73,409,839

Health Care Providers & Services - 0.9%
Health Care Facilities - 0.1%
Ryman Healthcare Group Ltd.	288,818	2,301,003
Health Care Services - 0.8%
CVS Health Corp.	314,000	25,182,800

TOTAL HEALTH CARE PROVIDERS & SERVICES		27,483,803

Hotels, Restaurants & Leisure - 2.8%
Casinos & Gaming - 0.3%
MGM Mirage, Inc.	285,000	7,683,600
Hotels, Resorts & Cruise Lines - 0.1%
Hilton Grand Vacations, Inc. (a)	133,100	4,267,186
Leisure Facilities - 0.3%
Drive Shack, Inc. (a)	2,034,200	9,499,714
Restaurants - 2.1%
Compass Group PLC	693,300	14,828,499
Dunkin' Brands Group, Inc.	206,000	15,244,000
McDonald's Corp.	50,700	9,557,457
U.S. Foods Holding Corp. (a)	807,600	26,796,168
		66,426,124

TOTAL HOTELS, RESTAURANTS & LEISURE		87,876,624

Interactive Media & Services - 1.3%
Interactive Media & Services - 1.3%
Alphabet, Inc. Class A (a)	35,600	39,503,540
Internet & Direct Marketing Retail - 31.3%
Internet & Direct Marketing Retail - 31.3%
Amazon.com, Inc. (a)	433,930	733,415,470
Expedia, Inc.	287,900	34,775,441
Liberty Interactive Corp. QVC Group Series A (a)	2,731,600	60,696,152
The Booking Holdings, Inc. (a)	79,680	150,744,998
		979,632,061
Media - 0.5%
Cable & Satellite - 0.5%
Comcast Corp. Class A	405,400	15,814,654
Multiline Retail - 8.6%
Department Stores - 1.1%
Macy's, Inc.	966,000	33,056,520
General Merchandise Stores - 7.5%
Big Lots, Inc. (b)	315,500	13,743,180
Dollar General Corp.	975,800	108,304,042
Dollar Tree, Inc. (a)	1,138,300	98,770,291
Target Corp.	209,200	14,844,832
		235,662,345

TOTAL MULTILINE RETAIL		268,718,865

Personal Products - 0.1%
Personal Products - 0.1%
Coty, Inc. Class A	381,600	3,182,544
Specialty Retail - 39.1%
Apparel Retail - 10.2%
Burlington Stores, Inc. (a)	382,794	63,451,933
Ross Stores, Inc.	1,118,800	98,006,880
The Children's Place Retail Stores, Inc.	181,200	23,490,768
TJX Companies, Inc.	2,778,900	135,749,265
		320,698,846
Automotive Retail - 5.3%
AutoZone, Inc. (a)	95,363	77,155,342
CarMax, Inc. (a)	112,000	7,399,840
O'Reilly Automotive, Inc. (a)	234,186	81,211,021
		165,766,203
Computer & Electronics Retail - 0.8%
Best Buy Co., Inc.	394,900	25,506,591
Home Improvement Retail - 19.8%
Floor & Decor Holdings, Inc. Class A (a)(b)	667,700	22,120,901
Home Depot, Inc.	2,449,700	441,729,904
Lowe's Companies, Inc.	1,648,800	155,597,256
		619,448,061
Homefurnishing Retail - 0.2%
At Home Group, Inc. (a)	211,900	6,039,150
Specialty Stores - 2.8%
Tiffany & Co., Inc.	582,900	53,043,900
Tractor Supply Co.	83,200	7,914,816
Ulta Beauty, Inc. (a)	86,600	25,788,614
		86,747,330

TOTAL SPECIALTY RETAIL		1,224,206,181

Textiles, Apparel & Luxury Goods - 3.4%
Apparel, Accessories & Luxury Goods - 3.4%
adidas AG	85,200	18,789,419
lululemon athletica, Inc. (a)	82,757	10,969,440
Michael Kors Holdings Ltd. (a)	154,900	6,776,875
PVH Corp.	388,300	42,911,033
Tapestry, Inc.	443,200	17,253,776
VF Corp.	116,900	9,502,801
		106,203,344
Trading Companies & Distributors - 0.5%
Trading Companies & Distributors - 0.5%
Bunzl PLC	547,500	16,855,269
TOTAL COMMON STOCKS
(Cost $2,028,114,692)		3,108,219,316

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 2.27% (c)	18,794,814	18,798,573
Fidelity Securities Lending Cash Central Fund 2.27% (c)(d)	12,589,541	12,590,800
TOTAL MONEY MARKET FUNDS
(Cost $31,389,373)		31,389,373
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $2,059,504,065)		3,139,608,689
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(11,098,655)
NET ASSETS - 100%		$3,128,510,034

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$974,023
Fidelity Securities Lending Cash Central Fund	25,516
Total	$999,539

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Pharmaceuticals Portfolio

November 30, 2018

PHR-QTLY-0119
1.810707.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Biotechnology - 13.3%
Biotechnology - 13.3%
Abeona Therapeutics, Inc. (a)	134,400	$1,102,080
AC Immune SA (a)(b)	193,342	2,149,963
Acceleron Pharma, Inc. (a)	69,600	3,683,928
Alnylam Pharmaceuticals, Inc. (a)	28,600	2,321,176
Amgen, Inc.	84,900	17,680,425
AnaptysBio, Inc. (a)	17,300	1,290,234
Argenx SE (a)(b)	25,300	2,460,359
Array BioPharma, Inc. (a)	275,100	4,382,343
Ascendis Pharma A/S sponsored ADR (a)	45,900	3,098,709
CRISPR Therapeutics AG (a)(b)	30,400	1,165,232
Cytokinetics, Inc. (a)	111,000	872,460
FibroGen, Inc. (a)	85,200	3,694,272
Global Blood Therapeutics, Inc. (a)(b)	157,300	4,961,242
GlycoMimetics, Inc. (a)	133,300	1,531,617
Gritstone Oncology, Inc.	17,400	487,896
Kezar Life Sciences, Inc.	84,500	2,507,960
Leap Therapeutics, Inc. (a)	116,400	430,680
Loxo Oncology, Inc. (a)	20,800	2,920,736
Momenta Pharmaceuticals, Inc. (a)	31,867	377,305
Neurocrine Biosciences, Inc. (a)	58,020	5,121,425
Olivo Labs (a)(c)(d)	6,851	0
PTC Therapeutics, Inc. (a)	53,100	1,886,112
REGENXBIO, Inc. (a)	46,400	2,779,824
Sarepta Therapeutics, Inc. (a)	185,341	23,996,099
Vertex Pharmaceuticals, Inc. (a)	22,700	4,103,933
Viking Therapeutics, Inc. (a)(b)	230,300	2,600,087
Xencor, Inc. (a)	66,468	2,792,321
Zai Lab Ltd. ADR (a)	33,088	652,495
		101,050,913
Health Care Equipment & Supplies - 4.9%
Health Care Equipment - 4.9%
Becton, Dickinson & Co.	81,900	20,700,225
Boston Scientific Corp. (a)	449,100	16,917,597
		37,617,822
Life Sciences Tools & Services - 0.6%
Life Sciences Tools & Services - 0.6%
Morphosys AG (a)	8,500	970,946
Morphosys AG sponsored ADR	129,000	3,788,730
		4,759,676
Personal Products - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	40,000	44,400
Pharmaceuticals - 80.3%
Pharmaceuticals - 80.3%
Akcea Therapeutics, Inc. (a)	20,307	688,204
Allergan PLC	182,938	28,648,091
Ascletis Pharma, Inc. (a)	1,831,000	1,689,650
AstraZeneca PLC sponsored ADR	2,023,100	80,559,842
Bausch Health Cos., Inc. (Canada) (a)	96,700	2,350,087
Bristol-Myers Squibb Co.	674,980	36,084,431
CymaBay Therapeutics, Inc. (a)	122,700	1,095,711
Dechra Pharmaceuticals PLC	95,700	2,634,028
Eli Lilly & Co.	322,400	38,249,536
Endo International PLC (a)	230,800	2,776,524
GlaxoSmithKline PLC sponsored ADR	237,800	9,956,686
Horizon Pharma PLC (a)	253,800	5,070,924
Johnson & Johnson	662,850	97,372,666
Merck & Co., Inc.	649,436	51,526,252
Mylan NV (a)	242,700	8,217,822
MyoKardia, Inc. (a)	95,700	5,940,099
Nektar Therapeutics (a)	193,833	7,828,915
Novartis AG sponsored ADR	448,948	41,092,210
Novo Nordisk A/S Series B sponsored ADR	265,200	12,363,624
Ocular Therapeutix, Inc. (a)	279,300	1,860,138
Perrigo Co. PLC	96,500	6,010,020
Pfizer, Inc.	793,388	36,678,327
Reata Pharmaceuticals, Inc. (a)	67,000	4,231,050
Revance Therapeutics, Inc. (a)	86,800	1,774,192
Roche Holding AG (participation certificate)	178,076	46,225,711
Sanofi SA sponsored ADR	1,196,522	54,262,273
The Medicines Company (a)(b)	173,184	3,832,562
Theravance Biopharma, Inc. (a)	68,697	1,896,724
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	841,109	1,794,479
WAVE Life Sciences (a)	73,700	3,526,545
Zoetis, Inc. Class A	165,400	15,526,098
Zogenix, Inc. (a)	30,900	1,269,681
		613,033,102
TOTAL COMMON STOCKS
(Cost $569,022,558)		756,505,913

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 2.27% (e)	2,271,226	2,271,680
Fidelity Securities Lending Cash Central Fund 2.27% (e)(f)	8,101,027	8,101,837
TOTAL MONEY MARKET FUNDS
(Cost $10,373,517)		10,373,517
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $579,396,075)		766,879,430
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(3,755,057)
NET ASSETS - 100%		$763,124,373

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Olivo Labs	2/8/17	$8,290

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$53,350
Fidelity Securities Lending Cash Central Fund	221,387
Total	$274,737

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$756,505,913	$710,280,202	$46,225,711	$--
Money Market Funds	10,373,517	10,373,517	--	--
Total Investments in Securities:	$766,879,430	$720,653,719	$46,225,711	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Consumer Finance Portfolio

November 30, 2018

SAV-QTLY-0119
1.810686.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Banks - 3.3%
Diversified Banks - 0.4%
Merchants Bancorp/IN	16,400	$391,796
Regional Banks - 2.9%
Huntington Bancshares, Inc.	90,200	1,316,018
Signature Bank	11,800	1,455,294
		2,771,312

TOTAL BANKS		3,163,108

Consumer Finance - 44.0%
Consumer Finance - 44.0%
Ally Financial, Inc.	224,000	5,976,320
American Express Co.	39,000	4,378,530
Capital One Financial Corp.	64,900	5,820,232
Credit Acceptance Corp. (a)	11,975	4,902,805
CURO Group Holdings Corp. (a)	12,300	163,959
Discover Financial Services	50,400	3,593,520
First Cash Financial Services, Inc.	27,811	2,476,570
LendingClub Corp. (a)	80,800	277,144
Navient Corp.	74,900	861,350
OneMain Holdings, Inc. (a)	97,500	2,853,825
Santander Consumer U.S.A. Holdings, Inc.	166,200	3,232,590
SLM Corp. (a)	267,800	2,750,306
Synchrony Financial	216,600	5,627,268
		42,914,419
IT Services - 20.2%
Data Processing & Outsourced Services - 20.2%
Adyen BV	1,440	745,094
Alliance Data Systems Corp.	2,200	440,792
Fidelity National Information Services, Inc.	12,100	1,306,195
FleetCor Technologies, Inc. (a)	11,800	2,282,120
MasterCard, Inc. Class A	29,400	5,911,458
PayPal Holdings, Inc. (a)	12,100	1,038,301
Total System Services, Inc.	11,000	961,070
Visa, Inc. Class A	43,136	6,112,802
Worldpay, Inc. (a)	10,900	935,329
		19,733,161
Mortgage Real Estate Investment Trusts - 18.3%
Mortgage REITs - 18.3%
AGNC Investment Corp.	345,100	6,108,270
Annaly Capital Management, Inc.	318,315	3,195,883
Invesco Mortgage Capital, Inc.	84,457	1,319,218
MFA Financial, Inc.	301,600	2,186,600
New Residential Investment Corp.	227,650	3,915,580
Redwood Trust, Inc.	69,600	1,161,624
		17,887,175
Thrifts & Mortgage Finance - 12.0%
Thrifts & Mortgage Finance - 12.0%
Axos Financial, Inc. (a)	49,200	1,535,040
Dime Community Bancshares, Inc.	23,400	427,050
Flagstar Bancorp, Inc. (a)	100	3,245
Meridian Bancorp, Inc. Maryland	62,300	1,018,605
MGIC Investment Corp. (a)	258,128	3,022,679
New York Community Bancorp, Inc.	22,300	237,049
Northwest Bancshares, Inc.	30,700	550,451
Oritani Financial Corp.	29,600	461,464
Radian Group, Inc.	59,365	1,092,316
TFS Financial Corp.	118,800	1,903,176
United Financial Bancorp, Inc. New	14,300	234,234
Washington Federal, Inc.	42,400	1,221,544
		11,706,853
TOTAL COMMON STOCKS
(Cost $74,386,912)		95,404,716

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 2.27% (b)
(Cost $2,331,660)	2,331,194	2,331,660
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $76,718,572)		97,736,376
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(170,233)
NET ASSETS - 100%		$97,566,143

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$18,972
Fidelity Securities Lending Cash Central Fund	5,076
Total	$24,048

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

IT Services Portfolio

November 30, 2018

BSO-QTLY-0119
1.810669.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Electronic Equipment & Components - 0.3%
Technology Distributors - 0.3%
SYNNEX Corp.	84,435	$6,817,282
IT Services - 91.7%
Data Processing & Outsourced Services - 60.4%
Adyen BV	2,500	1,293,566
Alliance Data Systems Corp.	287,248	57,553,009
Amadeus IT Holding SA Class A	800	57,293
Automatic Data Processing, Inc.	340,100	50,137,542
CoreLogic, Inc. (a)	2,700	109,242
Fidelity National Information Services, Inc.	320,100	34,554,795
First Data Corp. Class A (a)	3,103,030	59,205,812
Fiserv, Inc. (a)	361,900	28,637,147
FleetCor Technologies, Inc. (a)	330,200	63,860,680
Genpact Ltd.	1,923,480	58,435,322
Global Payments, Inc.	567,281	63,427,689
Jack Henry & Associates, Inc.	1,600	223,520
MasterCard, Inc. Class A	1,732,200	348,293,454
Paychex, Inc.	35,100	2,483,676
PayPal Holdings, Inc. (a)	1,953,100	167,595,511
Square, Inc. (a)	213,000	14,875,920
The Western Union Co.	5,000	93,650
Ttec Holdings, Inc.	2,000	58,500
Visa, Inc. Class A	3,626,948	513,974,802
WEX, Inc. (a)	700	108,479
WNS Holdings Ltd. sponsored ADR (a)	771,292	37,669,901
Worldpay, Inc. (a)	924,900	79,365,669
		1,582,015,179
Internet Services & Infrastructure - 3.9%
GoDaddy, Inc. (a)	879,527	57,397,932
VeriSign, Inc. (a)	76,500	11,938,590
Wix.com Ltd. (a)	334,317	31,485,975
		100,822,497
IT Consulting & Other Services - 27.4%
Accenture PLC Class A	770,480	126,759,370
Amdocs Ltd.	311,800	20,238,938
Booz Allen Hamilton Holding Corp. Class A	927,900	47,610,549
Capgemini SA	269,700	31,463,986
Cognizant Technology Solutions Corp. Class A	2,042,632	145,496,677
DXC Technology Co.	521,900	32,900,576
Elastic NV	2,600	185,770
Endava PLC ADR (a)	203,700	5,031,390
EPAM Systems, Inc. (a)	564,100	73,474,025
IBM Corp.	784,750	97,520,883
Leidos Holdings, Inc.	839,225	52,871,175
Liveramp Holdings, Inc. (a)	6,100	288,530
Luxoft Holding, Inc. (a)	969,792	32,022,532
Netcompany Group A/S	47,700	1,573,009
Perspecta, Inc.	14,868	313,863
Science Applications International Corp.	800	55,616
Teradata Corp. (a)	3,500	131,705
Virtusa Corp. (a)	1,130,670	50,122,601
		718,061,195

TOTAL IT SERVICES		2,400,898,871

Professional Services - 0.9%
Human Resource & Employment Services - 0.4%
WageWorks, Inc. (a)	317,400	10,578,942
Research & Consulting Services - 0.5%
ICF International, Inc.	185,511	12,991,335

TOTAL PROFESSIONAL SERVICES		23,570,277

Software - 6.2%
Application Software - 5.9%
Adobe, Inc. (a)	154,369	38,729,638
Black Knight, Inc. (a)	717,000	32,508,780
Ceridian HCM Holding, Inc.	7,073	283,769
DocuSign, Inc.	75,500	3,152,880
Intuit, Inc.	269,400	57,794,382
SS&C Technologies Holdings, Inc.	486,600	23,429,790
		155,899,239
Systems Software - 0.3%
Zuora, Inc.	376,800	7,170,504

TOTAL SOFTWARE		163,069,743

TOTAL COMMON STOCKS
(Cost $1,560,242,244)		2,594,356,173

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 2.27% (b)
(Cost $22,406,723)	22,402,242	22,406,723
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $1,582,648,967)		2,616,762,896
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,947,519
NET ASSETS - 100%		$2,618,710,415

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$334,722
Fidelity Securities Lending Cash Central Fund	4,776
Total	$339,498

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$40,044,950

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Medical Technology and Devices Portfolio

November 30, 2018

MES-QTLY-0119
1.810698.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Biotechnology - 1.8%
Biotechnology - 1.8%
Calyxt, Inc. (a)(b)	673,358	$7,757,084
Natera, Inc. (a)	1,280,000	22,169,600
Polarityte, Inc. (a)(b)(c)	1,115,190	16,504,812
Sarepta Therapeutics, Inc. (a)	480,000	62,145,600
		108,577,096
Health Care Equipment & Supplies - 72.1%
Health Care Equipment - 68.1%
Abbott Laboratories	2,900,000	214,745,000
Atricure, Inc. (a)(c)	2,060,000	68,989,400
Baxter International, Inc.	2,700,000	185,085,000
Becton, Dickinson & Co.	3,000,000	758,249,997
Boston Scientific Corp. (a)	16,160,000	608,747,200
Danaher Corp.	1,400,000	153,356,000
DexCom, Inc. (a)	228,000	29,546,520
Edwards Lifesciences Corp. (a)	280,000	45,362,800
Fisher & Paykel Healthcare Corp.	5,000,000	45,712,100
Genmark Diagnostics, Inc. (a)	2,090,000	10,888,900
Hologic, Inc. (a)	660,000	29,310,600
IDEXX Laboratories, Inc. (a)	260,000	52,977,600
Insulet Corp. (a)	1,138,100	95,520,733
Integra LifeSciences Holdings Corp. (a)	1,436,760	77,053,439
Intuitive Surgical, Inc. (a)	560,000	297,287,200
LivaNova PLC (a)	540,000	54,642,600
Masimo Corp. (a)	1,290,000	142,441,800
Medtronic PLC	3,500,000	341,355,000
Nakanishi, Inc.	1,200,000	22,664,846
Penumbra, Inc. (a)	800,000	111,376,000
ResMed, Inc.	800,000	89,432,000
Steris PLC	400,000	47,632,000
Stryker Corp.	2,100,000	368,466,000
Teleflex, Inc.	690,000	190,039,800
Varian Medical Systems, Inc. (a)	220,000	27,145,800
Wright Medical Group NV (a)	4,500,000	125,820,000
		4,193,848,335
Health Care Supplies - 4.0%
Align Technology, Inc. (a)	650,000	149,428,500
ICU Medical, Inc. (a)	270,000	64,932,300
Nanosonics Ltd. (a)(b)(c)	15,734,960	35,997,136
		250,357,936

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		4,444,206,271

Health Care Providers & Services - 7.8%
Health Care Distributors & Services - 1.2%
Henry Schein, Inc. (a)	840,000	74,928,000
Health Care Facilities - 1.9%
HCA Holdings, Inc.	800,000	115,192,000
Health Care Services - 0.1%
1Life Healthcare, Inc. (a)(d)(e)	606,058	7,533,301
Managed Health Care - 4.6%
Humana, Inc.	366,800	120,849,596
UnitedHealth Group, Inc.	580,000	163,188,800
		284,038,396

TOTAL HEALTH CARE PROVIDERS & SERVICES		481,691,697

Health Care Technology - 2.0%
Health Care Technology - 2.0%
Castlight Health, Inc. (a)	999,300	2,608,173
Castlight Health, Inc. Class B (a)	3,000,000	7,830,000
HTG Molecular Diagnostics (a)(b)(c)	2,392,976	8,518,995
Teladoc Health, Inc. (a)(b)	1,260,000	78,687,000
Veeva Systems, Inc. Class A (a)	280,000	26,924,800
		124,568,968
Life Sciences Tools & Services - 12.4%
Life Sciences Tools & Services - 12.4%
Agilent Technologies, Inc.	1,000,000	72,350,000
Bruker Corp.	2,000,000	66,280,000
Lonza Group AG	283,340	91,577,485
PerkinElmer, Inc.	1,200,000	104,472,000
Sartorius Stedim Biotech	240,000	24,290,338
Thermo Fisher Scientific, Inc.	1,620,000	404,271,000
		763,240,823
Pharmaceuticals - 0.3%
Pharmaceuticals - 0.3%
Nektar Therapeutics (a)	500,000	20,195,000
Software - 1.0%
Application Software - 1.0%
Benefitfocus, Inc. (a)	1,170,000	58,617,000
TOTAL COMMON STOCKS
(Cost $4,447,738,277)		6,001,096,855

Convertible Preferred Stocks - 0.6%
Biotechnology - 0.1%
Biotechnology - 0.1%
10X Genomics, Inc. Series D1 (d)(e)	392,772	4,999,988
Health Care Equipment & Supplies - 0.1%
Health Care Equipment - 0.1%
Shockwave Medical, Inc. Series C (a)(d)(e)	7,425,890	8,368,978
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
1Life Healthcare, Inc. Series G (a)(d)(e)	455,526	5,662,188
Software - 0.3%
Application Software - 0.3%
Outset Medical, Inc.:
Series B (a)(d)(e)	3,307,754	10,287,115
Series D (d)(e)	1,607,717	5,000,000
		15,287,115
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $27,999,992)		34,318,269

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 2.27% (f)	124,522,873	124,547,778
Fidelity Securities Lending Cash Central Fund 2.27% (f)(g)	61,644,168	61,650,333
TOTAL MONEY MARKET FUNDS
(Cost $186,198,111)		186,198,111
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $4,661,936,380)		6,221,613,235
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(60,508,186)
NET ASSETS - 100%		$6,161,105,049

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $41,851,570 or 0.7% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
10X Genomics, Inc. Series D1	10/18/18	$4,999,988
1Life Healthcare, Inc.	9/28/18	$7,533,301
1Life Healthcare, Inc. Series G	4/10/14	$3,000,003
Outset Medical, Inc. Series B	5/5/15 - 6/5/15	$7,500,001
Outset Medical, Inc. Series D	8/20/18	$5,000,000
Shockwave Medical, Inc. Series C	9/27/17	$7,500,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$610,007
Fidelity Securities Lending Cash Central Fund	797,211
Total	$1,407,218

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Atricure, Inc.	$34,668,540	$2,604,960	$--	$--	$--	$31,715,900	$68,989,400
HTG Molecular Diagnostics	10,983,760	--	--	--	--	(2,464,765)	8,518,995
Nanosonics Ltd.	20,912,757	12,325,414	--	--	--	2,758,965	35,997,136
Polarityte, Inc.	--	19,726,621	--	--	--	(3,221,809)	16,504,812
Total	$66,565,057	$34,656,995	$--	$--	$--	$28,788,291	$130,010,343

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$6,001,096,855	$5,993,563,554	$--	$7,533,301
Convertible Preferred Stocks	34,318,269	--	--	34,318,269
Money Market Funds	186,198,111	186,198,111	--	--
Total Investments in Securities:	$6,221,613,235	$6,179,761,665	$--	$41,851,570

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$121,503,904

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Automotive Portfolio

November 30, 2018

AUT-QTLY-0119
1.810666.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Auto Components - 19.8%
Auto Parts & Equipment - 19.4%
Adient PLC (a)	4,000	$94,720
Aptiv PLC	24,228	1,741,993
Autoliv, Inc. (a)	5,800	498,278
BorgWarner, Inc.	24,400	965,752
Dana Holding Corp.	7,400	107,374
Delphi Technologies PLC	3,752	64,122
Gentex Corp.	21,600	486,432
Lear Corp.	10,600	1,444,250
Magna International, Inc. Class A (sub. vtg.) (a)	33,400	1,666,921
Stoneridge, Inc. (b)	7,440	199,020
Tenneco, Inc.	6	203
Veoneer, Inc. (a)(b)	5,500	177,375
Visteon Corp. (b)	1,840	135,829
		7,582,269
Tires & Rubber - 0.4%
The Goodyear Tire & Rubber Co.	6,100	141,276

TOTAL AUTO COMPONENTS		7,723,545

Automobiles - 51.3%
Automobile Manufacturers - 51.3%
Ferrari NV (a)	10,000	1,096,000
Fiat Chrysler Automobiles NV	91,400	1,516,326
Ford Motor Co.	211,831	1,993,330
General Motors Co.	118,114	4,482,424
Honda Motor Co. Ltd. sponsored ADR	123,295	3,473,220
Subaru Corp.	6,700	148,915
Tesla, Inc. (a)(b)	11,893	4,168,259
Toyota Motor Corp. sponsored ADR (a)	25,917	3,148,397
		20,026,871
Commercial Services & Supplies - 6.6%
Diversified Support Services - 6.6%
Boyd Group Income Fund	1,000	86,464
Copart, Inc. (b)	29,900	1,530,282
KAR Auction Services, Inc.	16,980	970,237
		2,586,983
Communications Equipment - 0.6%
Communications Equipment - 0.6%
Carvana Co. Class A (a)(b)	5,200	225,108
Distributors - 4.3%
Distributors - 4.3%
Genuine Parts Co.	9,300	964,503
LKQ Corp. (b)	25,800	718,272
		1,682,775
Electronic Equipment & Components - 0.3%
Electronic Manufacturing Services - 0.3%
CTS Corp.	3,200	92,832
Internet Software & Services - 0.1%
Internet Software & Services - 0.1%
CarGurus, Inc. Class A (b)	1,200	46,692
Machinery - 1.6%
Construction Machinery & Heavy Trucks - 1.6%
Allison Transmission Holdings, Inc.	13,400	631,274
Specialty Retail - 14.4%
Automotive Retail - 14.4%
Advance Auto Parts, Inc.	4,600	817,466
AutoZone, Inc. (b)	1,760	1,423,963
CarMax, Inc. (b)	13,200	872,124
Lithia Motors, Inc. Class A (sub. vtg.)	3,100	256,866
Monro, Inc.	800	65,056
O'Reilly Automotive, Inc. (b)	6,265	2,172,577
		5,608,052
TOTAL COMMON STOCKS
(Cost $28,896,561)		38,624,132

Nonconvertible Preferred Stocks - 0.6%
Automobiles - 0.6%
Automobile Manufacturers - 0.6%
Volkswagen AG
(Cost $191,491)	1,400	235,998

Money Market Funds - 18.0%
Fidelity Cash Central Fund, 2.27% (c)	195,373	195,412
Fidelity Securities Lending Cash Central Fund 2.27% (c)(d)	6,840,014	6,840,698
TOTAL MONEY MARKET FUNDS
(Cost $7,036,110)		7,036,110
TOTAL INVESTMENT IN SECURITIES - 117.6%
(Cost $36,124,162)		45,896,240
NET OTHER ASSETS (LIABILITIES) - (17.6)%		(6,866,265)
NET ASSETS - 100%		$39,029,975

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,289
Fidelity Securities Lending Cash Central Fund	48,759
Total	$51,048

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$890,000

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Communication Services Portfolio (formerly Multimedia Portfolio)

November 30, 2018

BAM-QTLY-0119
1.810700.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Entertainment - 42.6%
Interactive Home Entertainment - 1.0%
Activision Blizzard, Inc.	105,200	$5,247,376
Movies & Entertainment - 41.6%
Lions Gate Entertainment Corp. Class B	694,034	12,513,433
Live Nation Entertainment, Inc. (a)	351,400	19,565,952
Netflix, Inc. (a)	50,100	14,335,113
The Madison Square Garden Co. (a)	48,899	13,203,708
The Walt Disney Co.	1,150,004	132,813,963
Twenty-First Century Fox, Inc.:
Class A	350,907	17,359,369
Class B	178,500	8,751,855
Viacom, Inc. Class B (non-vtg.)	124,400	3,838,984
		222,382,377

TOTAL ENTERTAINMENT		227,629,753

Household Durables - 0.0%
Consumer Electronics - 0.0%
Roku, Inc. Class A (a)	5,600	228,200
Interactive Media & Services - 6.1%
Interactive Media & Services - 6.1%
Alphabet, Inc.:
Class A (a)	8,300	9,210,095
Class C (a)	8,314	9,099,091
Facebook, Inc. Class A (a)	101,400	14,257,854
		32,567,040
Internet & Direct Marketing Retail - 4.1%
Internet & Direct Marketing Retail - 4.1%
Amazon.com, Inc. (a)	6,900	11,662,173
The Booking Holdings, Inc. (a)	5,500	10,405,340
		22,067,513
IT Services - 0.0%
Data Processing & Outsourced Services - 0.0%
Adyen BV	200	103,485
Media - 44.2%
Advertising - 1.8%
Interpublic Group of Companies, Inc.	147,100	3,456,850
Omnicom Group, Inc.	77,300	5,949,781
		9,406,631
Broadcasting - 7.2%
CBS Corp. Class B	207,238	11,228,155
Discovery Communications, Inc.:
Class A (a)	450	13,824
Class C (non-vtg.) (a)	238,000	6,647,340
Liberty Media Corp.:
Liberty Media Class A (a)	336,162	9,688,189
Liberty SiriusXM Series A (a)	64,000	2,546,560
Liberty SiriusXM Series C (a)	208,886	8,380,506
		38,504,574
Cable & Satellite - 35.2%
Charter Communications, Inc. Class A (a)	71,071	23,396,573
Comcast Corp. Class A	3,230,000	126,002,300
Liberty Broadband Corp.:
Class A (a)	183,923	15,657,365
Class C (a)	91,440	7,758,684
Sirius XM Holdings, Inc. (b)	2,467,400	15,371,902
		188,186,824
Publishing (Discontinued) - 0.0%
China Literature Ltd. (a)(c)	6,800	35,634

TOTAL MEDIA		236,133,663

Technology Hardware, Storage & Peripherals - 2.0%
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	58,300	10,411,214
Textiles, Apparel & Luxury Goods - 0.0%
Textiles - 0.0%
Despegar.com Corp. (a)(b)	4,716	70,457
TOTAL COMMON STOCKS
(Cost $297,460,476)		529,211,325

Money Market Funds - 4.0%
Fidelity Cash Central Fund, 2.27% (d)	5,552,650	5,553,761
Fidelity Securities Lending Cash Central Fund 2.27% (d)(e)	15,870,743	15,872,330
TOTAL MONEY MARKET FUNDS
(Cost $21,426,075)		21,426,091
TOTAL INVESTMENT IN SECURITIES - 103.0%
(Cost $318,886,551)		550,637,416
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(15,938,980)
NET ASSETS - 100%		$534,698,436

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,634 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$50,403
Fidelity Securities Lending Cash Central Fund	332,241
Total	$382,644

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Health Care Services Portfolio

November 30, 2018

MED-QTLY-0119
1.810676.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Diversified Consumer Services - 0.4%
Specialized Consumer Services - 0.4%
Service Corp. International	111,300	$5,142,060
Health Care Providers & Services - 94.8%
Health Care Distributors & Services - 3.4%
AmerisourceBergen Corp.	517,333	45,990,904
McKesson Corp.	14,065	1,751,093
		47,741,997
Health Care Facilities - 9.5%
Acadia Healthcare Co., Inc. (a)	213,800	7,262,786
Brookdale Senior Living, Inc. (a)	1,313,300	11,228,715
HCA Holdings, Inc.	454,300	65,414,657
U.S. Physical Therapy, Inc.	76,400	9,090,836
Universal Health Services, Inc. Class B	298,000	41,121,020
		134,118,014
Health Care Services - 26.3%
1Life Healthcare, Inc. (a)(b)(c)	810,794	10,078,169
Amedisys, Inc. (a)	107,200	14,606,000
Chemed Corp.	58,500	18,531,630
CVS Health Corp.	2,153,800	172,734,760
DaVita HealthCare Partners, Inc. (a)	715,700	47,279,142
Diplomat Pharmacy, Inc. (a)(d)	914,760	14,160,485
Express Scripts Holding Co. (a)	627,900	63,713,013
LHC Group, Inc. (a)	237,544	24,911,239
Premier, Inc. (a)	178,800	7,091,208
		373,105,646
Managed Health Care - 55.6%
Anthem, Inc.	227,002	65,846,470
Centene Corp. (a)	468,950	66,708,138
Cigna Corp.	457,900	102,285,702
Humana, Inc.	258,400	85,135,048
Molina Healthcare, Inc. (a)	402,600	56,247,246
Notre Dame Intermedica Participacoes SA	1,644,300	11,863,452
UnitedHealth Group, Inc.	1,203,100	338,504,216
Wellcare Health Plans, Inc. (a)	237,260	60,472,829
		787,063,101

TOTAL HEALTH CARE PROVIDERS & SERVICES		1,342,028,758

Health Care Technology - 1.9%
Health Care Technology - 1.9%
Evolent Health, Inc. (a)(d)	394,800	10,146,360
Teladoc Health, Inc. (a)(d)	270,929	16,919,516
		27,065,876
Professional Services - 0.3%
Human Resource & Employment Services - 0.3%
WageWorks, Inc. (a)	118,000	3,932,940
Software - 0.2%
Application Software - 0.2%
Benefitfocus, Inc. (a)	65,500	3,281,550
TOTAL COMMON STOCKS
(Cost $908,551,328)		1,381,451,184

Money Market Funds - 7.0%
Fidelity Cash Central Fund, 2.27% (e)	68,282,341	68,295,997
Fidelity Securities Lending Cash Central Fund 2.27% (e)(f)	30,763,803	30,766,879
TOTAL MONEY MARKET FUNDS
(Cost $99,062,876)		99,062,876
TOTAL INVESTMENT IN SECURITIES - 104.6%
(Cost $1,007,614,204)		1,480,514,060
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(64,717,235)
NET ASSETS - 100%		$1,415,796,825

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,078,169 or 0.7% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$178,227
Fidelity Securities Lending Cash Central Fund	143,870
Total	$322,097

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,381,451,184	$1,371,373,015	$--	$10,078,169
Money Market Funds	99,062,876	99,062,876	--	--
Total Investments in Securities:	$1,480,514,060	$1,470,435,891	$--	$10,078,169

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Banking Portfolio

November 30, 2018

BAN-QTLY-0119
1.810667.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Banks - 88.5%
Diversified Banks - 25.4%
Amalgamated Bank	500	$10,680
Bank of America Corp.	1,640,476	46,589,518
Citigroup, Inc.	437,300	28,332,667
U.S. Bancorp	267,000	14,540,820
Wells Fargo & Co.	956,192	51,902,100
		141,375,785
Regional Banks - 63.1%
1st Source Corp.	85,460	4,132,846
American National Bankshares, Inc.	56,586	2,038,794
Bank of the Ozarks, Inc.	437,400	11,853,540
BayCom Corp.	147,182	3,401,376
Cadence Bancorp Class A	334,228	6,855,016
Camden National Corp.	96,332	3,983,328
Community Trust Bancorp, Inc.	115,776	5,350,009
ConnectOne Bancorp, Inc.	130,500	2,628,270
Cullen/Frost Bankers, Inc.	30,900	3,099,888
East West Bancorp, Inc.	182,800	9,814,532
Fidelity Southern Corp.	129,300	3,068,289
First Citizen Bancshares, Inc.	26,600	11,423,902
First Hawaiian, Inc.	616,400	16,038,728
First Horizon National Corp.	921,600	15,197,184
First Interstate Bancsystem, Inc.	197,100	8,560,053
Great Western Bancorp, Inc.	181,900	6,788,508
Hanmi Financial Corp.	180,500	4,050,420
Hilltop Holdings, Inc.	470,800	9,199,432
Hope Bancorp, Inc.	366,320	5,568,064
Huntington Bancshares, Inc.	1,970,700	28,752,513
KeyCorp	914,200	16,766,428
Lakeland Financial Corp.	112,800	5,222,640
M&T Bank Corp.	91,500	15,464,415
Northrim Bancorp, Inc.	37,400	1,363,978
PacWest Bancorp	259,936	10,459,825
PNC Financial Services Group, Inc.	239,991	32,585,978
Popular, Inc.	105,837	5,969,207
Preferred Bank, Los Angeles	67,186	3,441,267
Prosperity Bancshares, Inc.	153,500	10,651,365
Regions Financial Corp.	1,200	19,740
Sierra Bancorp	88,000	2,499,200
Signature Bank	120,300	14,836,599
SunTrust Banks, Inc.	262,400	16,449,856
SVB Financial Group (a)	11,900	3,032,239
Trico Bancshares	154,587	5,943,870
UMB Financial Corp.	125,400	8,485,818
Univest Corp. of Pennsylvania	176,900	4,510,950
Valley National Bancorp	478,500	5,177,370
WesBanco, Inc.	196,400	8,539,472
Wintrust Financial Corp.	117,100	9,057,685
Zions Bancorporation	188,050	9,150,513
		351,433,107

TOTAL BANKS		492,808,892

Capital Markets - 2.7%
Asset Management & Custody Banks - 2.7%
Northern Trust Corp.	55,300	5,487,419
State Street Corp.	132,600	9,682,452
		15,169,871
Consumer Finance - 3.9%
Consumer Finance - 3.9%
Capital One Financial Corp.	169,400	15,191,792
Discover Financial Services	400	28,520
OneMain Holdings, Inc. (a)	164,400	4,811,988
Synchrony Financial	55,000	1,428,900
		21,461,200
Software - 0.4%
Application Software - 0.4%
Cardlytics, Inc. (a)	138,794	1,995,858
Thrifts & Mortgage Finance - 3.9%
Thrifts & Mortgage Finance - 3.9%
Beneficial Bancorp, Inc.	6,402	99,103
Essent Group Ltd. (a)	225,829	8,707,966
LendingTree, Inc. (a)	6,500	1,692,210
Meridian Bancorp, Inc. Maryland	188,165	3,076,498
MGIC Investment Corp. (a)	251,700	2,947,407
NMI Holdings, Inc. (a)	21,414	418,430
Radian Group, Inc.	260,000	4,784,000
		21,725,614
TOTAL COMMON STOCKS
(Cost $457,125,271)		553,161,435

Money Market Funds - 0.2%
Fidelity Cash Central Fund, 2.27% (b)
(Cost $1,169,562)	1,169,328	1,169,562
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $458,294,833)		554,330,997
NET OTHER ASSETS (LIABILITIES) - 0.4%		2,407,383
NET ASSETS - 100%		$556,738,380

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$29,815
Fidelity Securities Lending Cash Central Fund	840
Total	$30,655

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Materials Portfolio

November 30, 2018

IND-QTLY-0119
1.810697.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Building Products - 0.2%
Building Products - 0.2%
GCP Applied Technologies, Inc. (a)	98,000	$2,675,400
Chemicals - 69.0%
Commodity Chemicals - 17.3%
Cabot Corp.	203,956	10,034,635
Ciner Resources LP	136,500	3,245,970
LyondellBasell Industries NV Class A	898,715	83,859,097
Olin Corp.	2,076,490	44,706,830
Orion Engineered Carbons SA	556,121	14,525,881
Trinseo SA	63,500	3,208,655
Tronox Ltd. Class A	2,372,403	25,100,024
Westlake Chemical Corp.	310,942	22,540,186
		207,221,278
Diversified Chemicals - 31.9%
DowDuPont, Inc.	5,118,383	296,098,455
Eastman Chemical Co.	150,948	11,897,721
Ingevity Corp. (a)	142,100	13,927,221
The Chemours Co. LLC	2,175,131	61,947,731
		383,871,128
Fertilizers & Agricultural Chemicals - 3.8%
CF Industries Holdings, Inc.	352,500	14,871,975
The Mosaic Co.	860,200	30,967,200
		45,839,175
Industrial Gases - 4.4%
Air Products & Chemicals, Inc.	328,800	52,894,056
Specialty Chemicals - 11.6%
Celanese Corp. Class A	197,300	19,913,489
International Flavors & Fragrances, Inc.	128,806	18,242,794
Platform Specialty Products Corp. (a)	3,736,715	43,981,136
RPM International, Inc.	198,100	13,064,695
Sherwin-Williams Co.	104,900	44,484,943
		139,687,057

TOTAL CHEMICALS		829,512,694

Construction Materials - 3.2%
Construction Materials - 3.2%
CRH PLC sponsored ADR	227,500	6,292,650
Martin Marietta Materials, Inc.	157,600	30,052,744
Summit Materials, Inc.	172,700	2,504,150
		38,849,544
Containers & Packaging - 7.0%
Metal & Glass Containers - 5.9%
Aptargroup, Inc.	207,800	21,621,590
Ball Corp.	486,600	23,896,926
Crown Holdings, Inc. (a)	499,100	25,593,848
		71,112,364
Paper Packaging - 1.1%
Packaging Corp. of America	136,200	13,323,084

TOTAL CONTAINERS & PACKAGING		84,435,448

Diversified Financial Services - 7.7%
Other Diversified Financial Services - 7.7%
Linde PLC	107,300	17,066,065
Linde PLC	475,486	75,630,827
		92,696,892
Metals & Mining - 9.0%
Copper - 2.0%
Antofagasta PLC	1,781,726	18,171,996
First Quantum Minerals Ltd.	606,100	5,565,363
		23,737,359
Diversified Metals & Mining - 1.4%
Alcoa Corp. (a)	271,600	8,639,596
Livent Corp. (b)	422,200	7,785,368
		16,424,964
Gold - 2.7%
Newmont Mining Corp.	783,400	25,335,156
Royal Gold, Inc.	95,600	6,993,140
		32,328,296
Steel - 2.9%
AK Steel Holding Corp. (a)(b)	472,300	1,454,684
Allegheny Technologies, Inc. (a)(b)	184,400	4,842,344
Cleveland-Cliffs, Inc.	429,500	3,985,760
Ryerson Holding Corp. (a)	507,608	4,157,310
Steel Dynamics, Inc.	581,979	20,485,661
		34,925,759

TOTAL METALS & MINING		107,416,378

Oil, Gas & Consumable Fuels - 0.3%
Oil & Gas Refining & Marketing - 0.3%
Valero Energy Corp.	48,200	3,851,180
Trading Companies & Distributors - 2.3%
Trading Companies & Distributors - 2.3%
Univar, Inc. (a)	1,250,533	27,086,545
TOTAL COMMON STOCKS
(Cost $1,155,026,595)		1,186,524,081

Money Market Funds - 0.8%
Fidelity Securities Lending Cash Central Fund 2.27% (c)(d)
(Cost $9,268,195)	9,267,268	9,268,195
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $1,164,294,790)		1,195,792,276
NET OTHER ASSETS (LIABILITIES) - 0.5%		6,501,213
NET ASSETS - 100%		$1,202,293,489

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$114,084
Fidelity Securities Lending Cash Central Fund	46,273
Total	$160,357

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Construction and Housing Portfolio

November 30, 2018

HOU-QTLY-0119
1.810672.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Building Products - 15.3%
Building Products - 15.3%
A.O. Smith Corp.	112,784	$5,343,706
Allegion PLC	52,900	4,845,111
American Woodmark Corp. (a)	28,300	1,892,987
Armstrong World Industries, Inc.	41,300	2,766,687
Johnson Controls International PLC	106,334	3,698,297
Masco Corp.	201,300	6,379,197
Owens Corning	90,343	4,711,387
Simpson Manufacturing Co. Ltd.	53,600	3,135,600
Universal Forest Products, Inc.	80,300	2,221,098
		34,994,070
Commercial Services & Supplies - 0.7%
Environmental & Facility Services - 0.7%
ABM Industries, Inc.	49,405	1,565,150
Construction & Engineering - 8.1%
Construction & Engineering - 8.1%
EMCOR Group, Inc.	49,028	3,572,180
Jacobs Engineering Group, Inc.	76,102	4,997,618
MasTec, Inc. (a)	58,500	2,637,765
Quanta Services, Inc.	138,000	4,843,800
Williams Scotsman Corp. (a)	182,600	2,516,228
		18,567,591
Construction Materials - 4.4%
Construction Materials - 4.4%
Vulcan Materials Co.	95,331	10,077,440
Equity Real Estate Investment Trusts (REITs) - 18.8%
Residential REITs - 17.8%
American Homes 4 Rent Class A	187,300	3,901,459
AvalonBay Communities, Inc.	18,998	3,620,449
Equity Lifestyle Properties, Inc.	68,587	6,826,464
Essex Property Trust, Inc.	52,100	13,676,771
Invitation Homes, Inc.	206,200	4,425,052
UDR, Inc.	193,500	8,246,970
		40,697,165
Specialized REITs - 1.0%
Equinix, Inc.	5,900	2,273,152

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		42,970,317

Household Durables - 14.0%
Homebuilding - 14.0%
Cavco Industries, Inc. (a)	1,600	263,296
D.R. Horton, Inc.	284,000	10,570,480
KB Home	110,900	2,341,099
Lennar Corp. Class A	133,810	5,717,701
NVR, Inc. (a)	3,334	8,168,300
Skyline Champion Corp.	90,400	2,035,808
Taylor Morrison Home Corp. (a)	181,401	3,067,491
		32,164,175
Real Estate Management & Development - 1.3%
Real Estate Development - 1.3%
Howard Hughes Corp. (a)	27,600	3,056,976
Specialty Retail - 36.5%
Home Improvement Retail - 36.5%
Home Depot, Inc.	269,631	48,619,863
Lowe's Companies, Inc.	370,770	34,989,565
		83,609,428
TOTAL COMMON STOCKS
(Cost $158,340,911)		227,005,147

Convertible Preferred Stocks - 0.0%
Household Durables - 0.0%
Homebuilding - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(b)(c)
(Cost $4,000,001)	865,801	17,316

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 2.27% (d)
(Cost $1,246,612)	1,246,363	1,246,612
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $163,587,524)		228,269,075
NET OTHER ASSETS (LIABILITIES) - 0.3%		720,143
NET ASSETS - 100%		$228,989,218

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,316 or 0.0% of net assets.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Blu Homes, Inc. Series A, 5.00%	6/10/13	$4,000,001

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$22,191
Fidelity Securities Lending Cash Central Fund	819
Total	$23,010

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$227,005,147	$227,005,147	$--	$--
Convertible Preferred Stocks	17,316	--	--	17,316
Money Market Funds	1,246,612	1,246,612	--	--
Total Investments in Securities:	$228,269,075	$228,251,759	$--	$17,316

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Transportation Portfolio

November 30, 2018

TRN-QTLY-0119
1.810722.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
Air Freight & Logistics - 27.6%
Air Freight & Logistics - 27.6%
Air Transport Services Group, Inc. (a)	23,000	$426,190
Atlas Air Worldwide Holdings, Inc. (a)	67,000	3,567,750
C.H. Robinson Worldwide, Inc.	309,796	28,603,465
Echo Global Logistics, Inc. (a)	331,800	8,417,766
Expeditors International of Washington, Inc.	45,700	3,477,313
FedEx Corp.	130,950	29,987,550
Forward Air Corp.	21,544	1,406,392
Hub Group, Inc. Class A (a)	94,100	4,181,804
United Parcel Service, Inc. Class B	433,100	49,932,099
XPO Logistics, Inc. (a)	55,100	4,179,886
		134,180,215
Airlines - 24.8%
Airlines - 24.8%
Alaska Air Group, Inc.	83,500	6,117,210
American Airlines Group, Inc.	602,000	24,176,320
Delta Air Lines, Inc.	391,202	23,749,873
Hawaiian Holdings, Inc.	33,700	1,352,718
JetBlue Airways Corp. (a)	605,900	11,827,168
Mesa Air Group, Inc.	163,500	1,975,080
SkyWest, Inc.	150,900	8,703,912
Southwest Airlines Co.	447,500	24,437,975
Spirit Airlines, Inc. (a)	266,000	17,055,920
United Continental Holdings, Inc. (a)	14,500	1,402,150
		120,798,326
Auto Components - 0.3%
Auto Parts & Equipment - 0.3%
Hertz Global Holdings, Inc. (a)	87,500	1,637,125
Commercial Services & Supplies - 0.2%
Diversified Support Services - 0.2%
Boyd Group Income Fund	13,400	1,158,614
Machinery - 0.2%
Construction Machinery & Heavy Trucks - 0.2%
Allison Transmission Holdings, Inc.	24,800	1,168,328
Marine - 1.2%
Marine - 1.2%
Kirby Corp. (a)	50,000	3,817,000
Matson, Inc.	44,895	1,766,618
		5,583,618
Road & Rail - 41.1%
Railroads - 31.9%
CSX Corp.	328,319	23,845,809
Genesee & Wyoming, Inc. Class A (a)	194,800	16,222,944
Kansas City Southern	111,000	11,438,550
Norfolk Southern Corp.	158,750	27,104,975
Union Pacific Corp.	498,295	76,627,805
		155,240,083
Trucking - 9.2%
AMERCO	7,100	2,459,795
Avis Budget Group, Inc. (a)	64,400	1,886,276
J.B. Hunt Transport Services, Inc.	213,200	22,675,952
Knight-Swift Transportation Holdings, Inc. Class A	126,300	4,377,558
Landstar System, Inc.	70,900	7,733,772
Roadrunner Transportation Systems, Inc. (a)	125,000	88,225
Ryder System, Inc.	87,400	4,944,218
YRC Worldwide, Inc. (a)	97,600	552,416
		44,718,212

TOTAL ROAD & RAIL		199,958,295

Transportation Infrastructure - 0.6%
Airport Services - 0.6%
Macquarie Infrastructure Co. LLC	75,299	3,139,968
TOTAL COMMON STOCKS
(Cost $293,428,131)		467,624,489

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 2.27% (b)	14,536,022	14,538,930
Fidelity Securities Lending Cash Central Fund 2.27% (b)(c)	775	775
TOTAL MONEY MARKET FUNDS
(Cost $14,539,705)		14,539,705
TOTAL INVESTMENT IN SECURITIES - 99.0%
(Cost $307,967,836)		482,164,194
NET OTHER ASSETS (LIABILITIES) - 1.0%		4,648,344
NET ASSETS - 100%		$486,812,538

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$208,992
Fidelity Securities Lending Cash Central Fund	4,286
Total	$213,278

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Natural Gas Portfolio

November 30, 2018

GAS-QTLY-0119
1.810725.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
Energy Equipment & Services - 20.9%
Oil & Gas Drilling - 4.8%
Borr Drilling Ltd. (a)	24,000	$75,394
Nabors Industries Ltd.	301,400	973,522
Shelf Drilling Ltd. (a)(b)	1,448,050	8,929,376
		9,978,292
Oil & Gas Equipment & Services - 16.1%
Baker Hughes, a GE Co. Class A	131,500	3,000,830
C&J Energy Services, Inc. (a)	32,900	565,222
Dril-Quip, Inc. (a)	8,700	341,562
Forum Energy Technologies, Inc. (a)	36,700	245,523
Halliburton Co.	102,600	3,224,718
McDermott International, Inc. (a)	20,866	181,743
NCS Multistage Holdings, Inc. (a)	128,564	938,517
Oceaneering International, Inc. (a)	54,300	911,697
Pason Systems, Inc.	12,200	183,002
Ranger Energy Services, Inc. Class A (a)	12,036	90,751
RigNet, Inc. (a)	606,934	11,034,060
Schlumberger Ltd.	273,232	12,322,763
TETRA Technologies, Inc. (a)	1,000	2,320
Weatherford International PLC (a)(c)	265,800	152,038
		33,194,746

TOTAL ENERGY EQUIPMENT & SERVICES		43,173,038

Gas Utilities - 4.8%
Gas Utilities - 4.8%
Atmos Energy Corp.	6,087	582,343
South Jersey Industries, Inc.	110,900	3,460,080
Southwest Gas Holdings, Inc.	21,000	1,654,170
Spire, Inc.	13,600	1,073,176
Valener, Inc. (c)	209,400	3,183,592
		9,953,361
Multi-Utilities - 3.1%
Multi-Utilities - 3.1%
CenterPoint Energy, Inc.	123,800	3,467,638
NiSource, Inc.	114,900	3,035,658
		6,503,296
Oil, Gas & Consumable Fuels - 69.5%
Integrated Oil & Gas - 5.7%
Occidental Petroleum Corp.	166,500	11,699,955
Oil & Gas Exploration & Production - 46.3%
Advantage Oil & Gas Ltd. (a)	665,000	1,191,209
Anadarko Petroleum Corp.	299,620	15,849,898
Berry Petroleum Corp.	99,400	1,231,566
Cabot Oil & Gas Corp.	73,200	1,841,712
Cimarex Energy Co.	29,400	2,410,212
Concho Resources, Inc. (a)	14,800	1,929,032
Devon Energy Corp.	382,887	10,349,436
Encana Corp.	576,500	3,883,397
EOG Resources, Inc.	172,100	17,779,651
EQT Corp.	38,423	718,894
Extraction Oil & Gas, Inc. (a)	247,200	1,409,040
Hess Corp.	7,800	420,342
Highpoint Resources, Inc. (a)	29,600	96,496
Lekoil Ltd. (a)	5,606,406	621,525
Magnolia Oil & Gas Corp.	120,000	1,461,600
National Energy Services Reunited Corp. (a)	312,300	2,935,620
Newfield Exploration Co. (a)	293,400	4,973,130
Noble Energy, Inc.	455,800	10,820,692
Oasis Petroleum, Inc. (a)	32,400	231,336
PDC Energy, Inc. (a)	256,700	8,712,398
Pioneer Natural Resources Co.	18,600	2,748,150
Range Resources Corp.	30,300	440,865
Savannah Petroleum PLC (a)	4,290,700	1,437,933
Seven Generations Energy Ltd. (a)	62,500	476,518
SRC Energy, Inc. (a)	29,300	169,061
Surge Energy, Inc. (c)	476,400	541,425
Whiting Petroleum Corp. (a)	12,300	372,321
WPX Energy, Inc. (a)	45,900	640,305
		95,693,764
Oil & Gas Storage & Transport - 17.5%
Cheniere Energy, Inc. (a)	12,400	757,888
Enbridge, Inc.	4,300	140,739
Enbridge, Inc.	88,500	2,908,147
Enterprise Products Partners LP	137,500	3,609,375
Equitrans Midstream Corp. (a)	43,938	980,696
Keyera Corp.	42,500	930,832
Kinder Morgan, Inc.	308,600	5,267,802
Noble Midstream Partners LP	6,000	198,780
ONEOK, Inc.	50,300	3,089,929
Pembina Pipeline Corp.	27,200	917,141
Targa Resources Corp.	51,800	2,311,834
The Williams Companies, Inc.	441,100	11,168,652
TransCanada Corp.	90,300	3,700,625
TransCanada Corp.	8,100	331,452
		36,313,892

TOTAL OIL, GAS & CONSUMABLE FUELS		143,707,611

Road & Rail - 1.6%
Trucking - 1.6%
Avenir LNG Ltd. (a)	2,000,000	3,257,765
Water Utilities - 0.1%
Water Utilities - 0.1%
Select Energy Services, Inc. Class A (a)	28,653	277,361
TOTAL COMMON STOCKS
(Cost $281,073,844)		206,872,432

Money Market Funds - 1.5%
Fidelity Securities Lending Cash Central Fund 2.27% (d)(e)
(Cost $3,226,089)	3,225,564	3,225,887
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $284,299,933)		210,098,319
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(3,203,516)
NET ASSETS - 100%		$206,894,803

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,929,376 or 4.3% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,609
Fidelity Securities Lending Cash Central Fund	26,368
Total	$37,977

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$3,000,310

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Natural Resources Portfolio

November 30, 2018

NAT-QTLY-0119
1.810716.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value
Chemicals - 1.8%
Commodity Chemicals - 1.8%
LyondellBasell Industries NV Class A	178,700	$16,674,497
Construction Materials - 1.0%
Construction Materials - 1.0%
Eagle Materials, Inc.	66,800	4,876,400
Summit Materials, Inc.	333,300	4,832,850
		9,709,250
Containers & Packaging - 5.6%
Metal & Glass Containers - 2.1%
Aptargroup, Inc.	57,800	6,014,090
Ball Corp.	75,700	3,717,627
Crown Holdings, Inc. (a)	186,300	9,553,464
		19,285,181
Paper Packaging - 3.5%
Avery Dennison Corp.	115,700	11,153,480
Graphic Packaging Holding Co.	328,300	3,936,317
Packaging Corp. of America	141,600	13,851,312
WestRock Co.	94,800	4,466,028
		33,407,137

TOTAL CONTAINERS & PACKAGING		52,692,318

Energy Equipment & Services - 9.4%
Oil & Gas Drilling - 1.0%
AKITA Drilling Ltd. Class A (non-vtg.)	301,168	931,623
Nabors Industries Ltd.	517,520	1,671,590
Odfjell Drilling Ltd.	590,700	1,948,416
Shelf Drilling Ltd. (a)(b)	759,800	4,685,294
		9,236,923
Oil & Gas Equipment & Services - 8.4%
Baker Hughes, a GE Co. Class A	1,039,500	23,721,390
Dril-Quip, Inc. (a)	113,925	4,472,696
Halliburton Co.	738,300	23,204,769
Liberty Oilfield Services, Inc. Class A	19,500	337,740
National Oilwell Varco, Inc.	209,400	6,723,834
NCS Multistage Holdings, Inc. (a)	174,500	1,273,850
Oceaneering International, Inc. (a)	187,200	3,143,088
RigNet, Inc. (a)	270,230	4,912,781
Schlumberger Ltd.	169,565	7,647,382
Tenaris SA sponsored ADR	202,000	4,914,660
		80,352,190

TOTAL ENERGY EQUIPMENT & SERVICES		89,589,113

Machinery - 0.2%
Industrial Machinery - 0.2%
ProPetro Holding Corp. (a)	108,200	1,755,004
Metals & Mining - 6.5%
Copper - 0.4%
Freeport-McMoRan, Inc.	344,400	4,112,136
Gold - 6.1%
Agnico Eagle Mines Ltd. (Canada)	460,500	16,196,263
Franco-Nevada Corp.	387,300	26,817,898
Randgold Resources Ltd. sponsored ADR	186,673	14,965,574
		57,979,735

TOTAL METALS & MINING		62,091,871

Oil, Gas & Consumable Fuels - 69.7%
Coal & Consumable Fuels - 0.2%
Pinnacle Renewable Holds, Inc.	157,200	1,432,802
Integrated Oil & Gas - 15.4%
Cenovus Energy, Inc. (Canada)	2,074,163	15,330,057
Chevron Corp.	702,798	83,590,793
Suncor Energy, Inc. (c)	1,461,000	47,107,395
		146,028,245
Oil & Gas Exploration & Production - 35.9%
Anadarko Petroleum Corp.	876,900	46,388,010
Cabot Oil & Gas Corp.	754,100	18,973,156
Canadian Natural Resources Ltd.	894,200	22,471,936
Centennial Resource Development, Inc. Class A (a)(c)	377,100	5,852,592
Cimarex Energy Co.	130,900	10,731,182
Continental Resources, Inc. (a)	327,700	14,982,444
Crescent Point Energy Corp. (c)	892,300	2,646,041
Devon Energy Corp.	812,600	21,964,578
Diamondback Energy, Inc. (c)	176,600	19,493,108
Encana Corp.	2,007,200	13,520,822
EOG Resources, Inc.	451,300	46,623,803
EQT Corp.	315,000	5,893,650
Extraction Oil & Gas, Inc. (a)	346,332	1,974,092
Magnolia Oil & Gas Corp.	1,000,000	12,180,000
Magnolia Oil & Gas Corp. Class A (a)	793,400	9,663,612
Noble Energy, Inc.	1,028,200	24,409,468
Parsley Energy, Inc. Class A (a)	630,900	12,700,017
PDC Energy, Inc. (a)	135,300	4,592,082
Pioneer Natural Resources Co.	205,700	30,392,175
PrairieSky Royalty Ltd. (c)	231,238	3,160,563
Viper Energy Partners LP	414,600	12,450,438
		341,063,769
Oil & Gas Refining & Marketing - 8.6%
Delek U.S. Holdings, Inc.	711,004	28,290,849
Marathon Petroleum Corp.	217,998	14,204,750
Phillips 66 Co.	341,016	31,891,816
Reliance Industries Ltd.	447,286	7,497,900
		81,885,315
Oil & Gas Storage & Transport - 9.6%
Cheniere Energy, Inc. (a)	313,000	19,130,560
Enterprise Products Partners LP	708,200	18,590,250
Equitrans Midstream Corp. (a)	252,000	5,624,640
GasLog Partners LP	93,200	2,144,532
Golar LNG Ltd.	185,400	4,939,056
Noble Midstream Partners LP	155,737	5,159,567
Noble Midstream Partners LP (a)(d)	43,718	1,448,377
Teekay LNG Partners LP	50,500	683,770
The Williams Companies, Inc.	1,316,600	33,336,312
		91,057,064

TOTAL OIL, GAS & CONSUMABLE FUELS		661,467,195

Paper & Forest Products - 0.4%
Forest Products - 0.4%
Western Forest Products, Inc.	2,625,200	3,872,647
TOTAL COMMON STOCKS
(Cost $966,187,818)		897,851,895

Money Market Funds - 13.8%
Fidelity Cash Central Fund, 2.27% (e)	48,690,930	48,700,669
Fidelity Securities Lending Cash Central Fund 2.27% (e)(f)	82,734,517	82,742,790
TOTAL MONEY MARKET FUNDS
(Cost $131,443,459)		131,443,459
TOTAL INVESTMENT IN SECURITIES - 108.4%
(Cost $1,097,631,277)		1,029,295,354
NET OTHER ASSETS (LIABILITIES) - (8.4)%		(79,678,357)
NET ASSETS - 100%		$949,616,997

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,685,294 or 0.5% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,448,377 or 0.2% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Noble Midstream Partners LP	6/21/17	$1,768,393

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$246,333
Fidelity Securities Lending Cash Central Fund	21,167
Total	$267,500

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$15,458,768

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Industrials Portfolio

November 30, 2018

CYC-QTLY-0119
1.810678.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Aerospace & Defense - 25.3%
Aerospace & Defense - 25.3%
Bombardier, Inc. Class B (sub. vtg.) (a)	2,588,100	$4,324,376
BWX Technologies, Inc.	69,900	3,160,878
General Dynamics Corp.	130,597	24,146,079
Huntington Ingalls Industries, Inc.	54,600	11,766,300
Moog, Inc. Class A	76,200	6,663,690
Northrop Grumman Corp.	121,300	31,523,444
Raytheon Co.	51,700	9,065,078
Teledyne Technologies, Inc. (a)	16,740	3,759,469
The Boeing Co.	52,900	18,343,604
TransDigm Group, Inc. (a)	16,500	5,967,555
United Technologies Corp.	331,817	40,428,583
		159,149,056
Air Freight & Logistics - 4.6%
Air Freight & Logistics - 4.6%
C.H. Robinson Worldwide, Inc.	48,700	4,496,471
FedEx Corp.	72,900	16,694,100
XPO Logistics, Inc. (a)	97,300	7,381,178
		28,571,749
Airlines - 2.7%
Airlines - 2.7%
Southwest Airlines Co.	226,800	12,385,548
Spirit Airlines, Inc. (a)	73,200	4,693,584
		17,079,132
Building Products - 2.6%
Building Products - 2.6%
A.O. Smith Corp.	70,378	3,334,510
Jeld-Wen Holding, Inc. (a)	128,200	2,443,492
Lennox International, Inc.	23,800	5,376,658
Masco Corp.	122,800	3,891,532
Resideo Technologies, Inc. (a)	73,226	1,510,652
		16,556,844
Commercial Services & Supplies - 3.9%
Diversified Support Services - 1.6%
Cintas Corp.	54,000	10,118,520
Environmental & Facility Services - 2.3%
Waste Connection, Inc. (United States)	181,900	14,275,512

TOTAL COMMERCIAL SERVICES & SUPPLIES		24,394,032

Construction & Engineering - 4.0%
Construction & Engineering - 4.0%
Fluor Corp.	178,700	7,314,191
Jacobs Engineering Group, Inc.	197,100	12,943,557
KBR, Inc.	264,800	4,917,336
		25,175,084
Electrical Equipment - 7.3%
Electrical Components & Equipment - 7.3%
Acuity Brands, Inc.	33,200	4,316,664
AMETEK, Inc.	102,954	7,559,912
Emerson Electric Co.	237,800	16,056,256
Fortive Corp.	236,010	17,953,281
		45,886,113
Industrial Conglomerates - 10.9%
Industrial Conglomerates - 10.9%
General Electric Co.	2,842,339	21,317,543
Honeywell International, Inc.	253,959	37,268,483
ITT, Inc.	172,700	9,576,215
		68,162,241
Machinery - 22.3%
Agricultural & Farm Machinery - 2.1%
Deere & Co.	83,400	12,916,992
Construction Machinery & Heavy Trucks - 8.3%
Allison Transmission Holdings, Inc.	234,300	11,037,873
Caterpillar, Inc.	175,500	23,810,085
Cummins, Inc.	36,500	5,513,690
PACCAR, Inc.	111,900	6,962,418
WABCO Holdings, Inc. (a)	41,000	4,979,450
		52,303,516
Industrial Machinery - 11.9%
Gardner Denver Holdings, Inc. (a)	570,100	14,109,975
IDEX Corp.	33,198	4,561,405
Ingersoll-Rand PLC	362,300	37,505,296
Parker Hannifin Corp.	39,900	6,864,396
Snap-On, Inc.	71,500	11,886,160
		74,927,232

TOTAL MACHINERY		140,147,740

Professional Services - 3.4%
Research & Consulting Services - 3.4%
IHS Markit Ltd. (a)	208,208	11,112,061
Nielsen Holdings PLC	379,900	10,321,883
		21,433,944
Road & Rail - 10.3%
Railroads - 8.7%
Kansas City Southern	53,200	5,482,260
Norfolk Southern Corp.	84,500	14,427,530
Union Pacific Corp.	224,900	34,585,122
		54,494,912
Trucking - 1.6%
J.B. Hunt Transport Services, Inc.	34,420	3,660,911
Knight-Swift Transportation Holdings, Inc. Class A	179,000	6,204,140
		9,865,051

TOTAL ROAD & RAIL		64,359,963

Trading Companies & Distributors - 1.1%
Trading Companies & Distributors - 1.1%
HD Supply Holdings, Inc. (a)	86,900	3,467,310
Univar, Inc. (a)	169,412	3,669,464
		7,136,774
TOTAL COMMON STOCKS
(Cost $531,091,704)		618,052,672

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 2.27% (b)
(Cost $9,170,903)	9,169,069	9,170,903
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $540,262,607)		627,223,575
NET OTHER ASSETS (LIABILITIES) - 0.2%		992,297
NET ASSETS - 100%		$628,215,872

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$55,748
Fidelity Securities Lending Cash Central Fund	14,467
Total	$70,215

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Environment and Alternative Energy Portfolio

November 30, 2018

ENV-QTLY-0119
1.810704.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Energy Efficiency - 33.4%
Buildings Energy Efficiency - 12.4%
A.O. Smith Corp.	30,800	$1,459,304
Acuity Brands, Inc.	14,170	1,842,383
Apogee Enterprises, Inc.	24,540	894,483
Comfort Systems U.S.A., Inc.	77,370	4,074,304
Ingersoll-Rand PLC	61,260	6,341,635
Lennox International, Inc.	14,111	3,187,816
Resideo Technologies, Inc. (a)	14,841	306,170
		18,106,095
Diversified Energy Efficiency - 8.9%
Honeywell International, Inc.	89,047	13,067,647
Industrial Energy Efficiency - 5.6%
EMCOR Group, Inc.	31,448	2,291,301
EnerSys	20,500	1,791,085
ON Semiconductor Corp. (a)	86,080	1,651,014
Regal Beloit Corp.	30,684	2,398,875
		8,132,275
Power Network Efficiency - 3.6%
Eaton Corp. PLC	68,770	5,291,164
Transport Energy Efficiency - 2.9%
Garrett Motion, Inc. (a)(b)	8,994	103,431
Innospec, Inc.	56,107	4,137,330
		4,240,761

TOTAL ENERGY EFFICIENCY		48,837,942

Environmental Support Services - 21.6%
Diversified Environmental - 20.8%
3M Co.	70,672	14,694,123
Air Products & Chemicals, Inc.	25,210	4,055,533
Dover Corp.	28,910	2,454,170
Linde PLC	22,680	3,607,254
MKS Instruments, Inc.	20,780	1,630,399
Parker Hannifin Corp.	22,660	3,898,426
		30,339,905
Environmental Consultancies - 0.8%
AECOM (a)	37,530	1,206,965

TOTAL ENVIRONMENTAL SUPPORT SERVICES		31,546,870

Food Agriculture & Forestry - 4.0%
Logistics, Food Safety and Packaging - 4.0%
Bemis Co., Inc.	21,160	1,031,762
Zoetis, Inc. Class A	51,600	4,843,692
		5,875,454
Miscellaneous Environmental - 2.8%
Other Environmental - 2.8%
Johnson & Johnson	10,830	1,590,927
nVent Electric PLC	60,310	1,508,956
Philips Lighting NV (c)	37,880	1,007,344
		4,107,227
Pollution Control - 2.9%
Pollution Control Solutions - 2.9%
Cummins, Inc.	27,482	4,151,431
Renewable & Alternative Energy - 15.4%
Biofuels - 0.7%
China Agri-Industries Holdings Ltd.	599,880	226,948
Cosan SA Industria e Comercio	83,340	742,668
		969,616
Other Renewables Equipment - 1.6%
Andritz AG	50,332	2,422,826
Renewable Energy Developers and Independent Power Producers - 9.8%
Colbun SA	6,716,660	1,389,074
Empresa Nacional de Electricidad SA sponsored ADR (b)	50,790	940,123
Enel Chile SA sponsored ADR	146,630	705,290
Enersis SA sponsored	233,960	2,030,773
Fortive Corp.	40,600	3,088,442
Hollysys Automation Technologies Ltd.	57,771	1,144,444
Mercury Nz Ltd.	141,470	345,225
NHPC Ltd. (a)	1,106,516	412,263
TE Connectivity Ltd.	54,940	4,226,534
		14,282,168
Solar Energy Generation Equipment - 1.2%
Advanced Energy Industries, Inc. (a)	30,310	1,425,782
Oci Co. Ltd.	3,820	356,324
		1,782,106
Wind Power Generation Equipment - 2.1%
Vestas Wind Systems A/S	41,770	3,117,330

TOTAL RENEWABLE & ALTERNATIVE ENERGY		22,574,046

Waste Management & Technologies - 7.6%
General Waste Management - 4.0%
Waste Management, Inc.	61,460	5,761,875
Recycling and Value Added Waste Processing - 3.6%
Copart, Inc. (a)	31,848	1,629,981
Interface, Inc.	127,243	2,061,337
Steel Dynamics, Inc.	45,920	1,616,384
		5,307,702

TOTAL WASTE MANAGEMENT & TECHNOLOGIES		11,069,577

Water Infrastructure & Technologies - 9.5%
Diversified Water Infrastructure and Technology - 6.2%
Danaher Corp.	83,220	9,115,919
Water Infrastructure - 3.3%
Crane Co.	38,347	3,312,030
HD Supply Holdings, Inc. (a)	37,310	1,488,669
		4,800,699

TOTAL WATER INFRASTRUCTURE & TECHNOLOGIES		13,916,618

TOTAL COMMON STOCKS
(Cost $123,112,963)		142,079,165

Cash Equivalents - 2.7%
Fidelity Cash Central Fund, 2.27% (d)	3,814,699	3,815,462
Fidelity Securities Lending Cash Central Fund 2.27% (d)(e)	112,489	112,500
TOTAL CASH EQUIVALENTS
(Cost $3,927,962)		3,927,962
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $127,040,925)		146,007,127
NET OTHER ASSETS (LIABILITIES) - 0.1%		210,877
NET ASSETS - 100%		$146,218,004

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,007,344 or 0.7% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$37,373
Fidelity Securities Lending Cash Central Fund	2,702
Total	$40,075

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$9,609,649

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Consumer Discretionary Portfolio

November 30, 2018

CPR-QTLY-0119
1.810692.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Air Freight & Logistics - 0.1%
Air Freight & Logistics - 0.1%
XPO Logistics, Inc. (a)	3,300	$250,338
Auto Components - 0.2%
Auto Parts & Equipment - 0.2%
Aptiv PLC	7,900	568,010
Lear Corp.	3,500	476,875
Tenneco, Inc.	400	13,500
		1,058,385
Automobiles - 2.5%
Automobile Manufacturers - 2.5%
Ferrari NV	5,400	591,840
General Motors Co.	70,700	2,683,065
Tesla, Inc. (a)(b)	18,951	6,641,946
Thor Industries, Inc.	15,900	1,078,179
		10,995,030
Beverages - 0.7%
Distillers & Vintners - 0.5%
Constellation Brands, Inc. Class A (sub. vtg.)	12,400	2,427,424
Soft Drinks - 0.2%
Monster Beverage Corp. (a)	11,420	681,546

TOTAL BEVERAGES		3,108,970

Building Products - 0.1%
Building Products - 0.1%
Masco Corp.	13,900	440,491
Chemicals - 0.1%
Specialty Chemicals - 0.1%
Sherwin-Williams Co.	1,000	424,070
Commercial Services & Supplies - 0.1%
Diversified Support Services - 0.1%
Copart, Inc. (a)	12,800	655,104
Distributors - 0.6%
Distributors - 0.6%
LKQ Corp. (a)	66,500	1,851,360
Pool Corp.	3,729	606,000
		2,457,360
Diversified Consumer Services - 1.0%
Education Services - 0.6%
Adtalem Global Education, Inc. (a)	7,700	444,598
Arco Platform Ltd. Class A	3,800	89,870
Grand Canyon Education, Inc. (a)	14,508	1,775,199
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	7,800	445,848
		2,755,515
Specialized Consumer Services - 0.4%
Frontdoor, Inc. (a)	3,800	88,502
Service Corp. International	4,600	212,520
ServiceMaster Global Holdings, Inc. (a)	5,300	234,631
Weight Watchers International, Inc. (a)	25,700	1,285,514
		1,821,167

TOTAL DIVERSIFIED CONSUMER SERVICES		4,576,682

Entertainment - 8.2%
Interactive Home Entertainment - 0.1%
Activision Blizzard, Inc.	7,900	394,052
Movies & Entertainment - 8.1%
Cinemark Holdings, Inc.	40,181	1,541,745
Lions Gate Entertainment Corp. Class B	1,300	23,439
Live Nation Entertainment, Inc. (a)	16,200	902,016
Netflix, Inc. (a)	54,979	15,731,141
The Walt Disney Co.	149,447	17,259,634
World Wrestling Entertainment, Inc. Class A	3,600	266,256
		35,724,231

TOTAL ENTERTAINMENT		36,118,283

Food & Staples Retailing - 1.1%
Food Distributors - 0.7%
Performance Food Group Co. (a)	87,100	3,001,466
Hypermarkets & Super Centers - 0.4%
BJ's Wholesale Club Holdings, Inc.	44,200	1,032,512
Costco Wholesale Corp.	800	185,024
Walmart, Inc.	8,100	790,965
		2,008,501

TOTAL FOOD & STAPLES RETAILING		5,009,967

Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
National Vision Holdings, Inc. (a)	3,800	139,726
Hotels, Restaurants & Leisure - 22.7%
Casinos & Gaming - 3.1%
Boyd Gaming Corp.	20,500	508,810
Caesars Entertainment Corp. (a)	95,400	812,808
Churchill Downs, Inc.	1,700	472,192
Eldorado Resorts, Inc. (a)	60,500	2,660,790
Las Vegas Sands Corp.	85,452	4,694,733
Melco Crown Entertainment Ltd. sponsored ADR	10,100	182,507
MGM Mirage, Inc.	89,900	2,423,704
Penn National Gaming, Inc. (a)	52,923	1,170,128
PlayAGS, Inc. (a)	7,800	175,110
Wynn Resorts Ltd.	2,400	262,560
		13,363,342
Hotels, Resorts & Cruise Lines - 8.0%
Accor SA	5,500	244,081
Bluegreen Vacations Corp.	23,100	320,628
Carnival Corp.	62,400	3,762,096
Hilton Grand Vacations, Inc. (a)	57,687	1,849,445
Hilton Worldwide Holdings, Inc.	93,100	7,032,774
Hyatt Hotels Corp. Class A	12,300	877,113
Marriott International, Inc. Class A	61,133	7,032,129
Marriott Vacations Worldwide Corp.	26,906	2,184,767
Royal Caribbean Cruises Ltd.	71,425	8,076,025
Wyndham Destinations, Inc.	42,500	1,762,475
Wyndham Hotels & Resorts, Inc.	44,300	2,220,759
		35,362,292
Leisure Facilities - 1.5%
Cedar Fair LP (depositary unit)	9,913	542,439
Drive Shack, Inc. (a)	82,218	383,958
Planet Fitness, Inc. (a)	41,300	2,280,586
Vail Resorts, Inc.	12,089	3,375,007
YETI Holdings, Inc.	8,100	136,404
		6,718,394
Restaurants - 10.1%
ARAMARK Holdings Corp.	55,900	2,127,554
Chipotle Mexican Grill, Inc. (a)	2,000	946,420
Compass Group PLC	12,000	256,659
Darden Restaurants, Inc.	16,500	1,823,910
Del Frisco's Restaurant Group, Inc. (a)	22,400	153,888
Dine Brands Global, Inc.	2,700	240,786
Domino's Pizza, Inc.	9,100	2,523,612
Dunkin' Brands Group, Inc.	20,500	1,517,000
McDonald's Corp.	103,000	19,416,530
Restaurant Brands International, Inc.	37,710	2,200,471
Ruth's Hospitality Group, Inc.	8,105	198,329
Shake Shack, Inc. Class A (a)	2,900	161,095
Starbucks Corp.	118,568	7,910,857
Texas Roadhouse, Inc. Class A	10,100	666,903
U.S. Foods Holding Corp. (a)	66,267	2,198,739
Wendy's Co.	35,900	643,687
Wingstop, Inc.	4,132	271,142
Yum! Brands, Inc.	13,100	1,208,082
		44,465,664

TOTAL HOTELS, RESTAURANTS & LEISURE		99,909,692

Household Durables - 2.5%
Home Furnishings - 0.3%
Mohawk Industries, Inc. (a)	8,005	1,025,120
Homebuilding - 2.1%
Cavco Industries, Inc. (a)	3,400	559,504
D.R. Horton, Inc.	81,200	3,022,264
Lennar Corp.:
Class A	52,500	2,243,325
Class B	558	19,284
LGI Homes, Inc. (a)	3,600	166,176
New Home Co. LLC (a)	14,800	108,188
NVR, Inc. (a)	961	2,354,450
Taylor Morrison Home Corp. (a)	19,600	331,436
TRI Pointe Homes, Inc. (a)	43,600	544,128
		9,348,755
Household Appliances - 0.1%
Techtronic Industries Co. Ltd.	87,000	468,137

TOTAL HOUSEHOLD DURABLES		10,842,012

Household Products - 0.0%
Household Products - 0.0%
Energizer Holdings, Inc.	3,300	147,939
Interactive Media & Services - 0.5%
Interactive Media & Services - 0.5%
Alphabet, Inc. Class A (a)	2,100	2,330,265
Internet & Direct Marketing Retail - 23.0%
Internet & Direct Marketing Retail - 23.0%
Amazon.com, Inc. (a)	51,400	86,874,740
Boohoo.Com PLC (a)	61,200	149,067
Liberty Interactive Corp. QVC Group Series A(a)	88,110	1,957,804
The Booking Holdings, Inc. (a)	6,142	11,619,927
Wayfair LLC Class A (a)	3,800	403,560
Zalando SE (a)	1,900	58,937
Zozo, Inc.	3,700	82,302
		101,146,337
IT Services - 0.4%
Data Processing & Outsourced Services - 0.4%
Adyen BV	452	233,877
Global Payments, Inc.	4,500	503,145
PayPal Holdings, Inc. (a)	12,300	1,055,463
		1,792,485
Leisure Products - 0.4%
Leisure Products - 0.4%
Mattel, Inc. (a)	142,763	1,984,406
Media - 5.9%
Advertising - 0.0%
Interpublic Group of Companies, Inc.	5,400	126,900
Broadcasting - 0.1%
CBS Corp. Class B	1,800	97,524
Liberty Media Corp. Liberty Formula One Group Series C (a)	7,300	217,686
		315,210
Cable & Satellite - 5.8%
Charter Communications, Inc. Class A (a)	36,469	12,005,595
Comcast Corp. Class A	326,747	12,746,400
Naspers Ltd. Class N	3,600	717,727
		25,469,722

TOTAL MEDIA		25,911,832

Multiline Retail - 4.6%
Department Stores - 0.5%
Future Retail Ltd.	32,464	245,123
Macy's, Inc.	51,300	1,755,486
		2,000,609
General Merchandise Stores - 4.1%
B&M European Value Retail S.A.	67,708	301,365
Dollar General Corp.	59,300	6,581,707
Dollar Tree, Inc. (a)	114,721	9,954,341
Ollie's Bargain Outlet Holdings, Inc. (a)	9,900	878,130
Target Corp.	8,200	581,872
		18,297,415

TOTAL MULTILINE RETAIL		20,298,024

Personal Products - 0.0%
Personal Products - 0.0%
Estee Lauder Companies, Inc. Class A	1,300	185,458
Real Estate Management & Development - 0.1%
Real Estate Services - 0.1%
Redfin Corp. (a)(b)	15,100	256,096
Software - 0.3%
Application Software - 0.3%
2U, Inc. (a)	16,100	940,079
Adobe, Inc. (a)	900	225,801
MINDBODY, Inc. (a)	3,100	86,056
		1,251,936
Specialty Retail - 18.9%
Apparel Retail - 5.7%
Burlington Stores, Inc. (a)	49,400	8,188,544
Inditex SA	9,433	289,922
Ross Stores, Inc.	77,780	6,813,528
The Children's Place Retail Stores, Inc.	5,000	648,200
TJX Companies, Inc.	186,718	9,121,174
		25,061,368
Automotive Retail - 2.5%
AutoZone, Inc. (a)	4,900	3,964,443
Monro, Inc.	9,300	756,276
O'Reilly Automotive, Inc. (a)	17,698	6,137,312
		10,858,031
Computer & Electronics Retail - 0.1%
Best Buy Co., Inc.	8,600	555,474
Home Improvement Retail - 9.8%
Floor & Decor Holdings, Inc. Class A (a)	20,600	682,478
Home Depot, Inc.	164,800	29,716,736
Lowe's Companies, Inc.	134,700	12,711,639
		43,110,853
Specialty Stores - 0.8%
Five Below, Inc. (a)	500	52,395
Tiffany & Co., Inc.	11,000	1,001,000
Ulta Beauty, Inc. (a)	8,800	2,620,552
		3,673,947

TOTAL SPECIALTY RETAIL		83,259,673

Technology Hardware, Storage & Peripherals - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.	3,800	678,604
Textiles, Apparel & Luxury Goods - 5.4%
Apparel, Accessories & Luxury Goods - 2.9%
adidas AG	3,837	846,185
Canada Goose Holdings, Inc. (a)	6,000	403,537
Carter's, Inc.	10,600	980,500
G-III Apparel Group Ltd. (a)	8,200	328,656
Kering SA	1,480	643,395
lululemon athletica, Inc. (a)	2,500	331,375
LVMH Moet Hennessy - Louis Vuitton SA (b)	3,700	1,057,874
Michael Kors Holdings Ltd. (a)	8,700	380,625
Prada SpA	60,800	210,982
PVH Corp.	46,782	5,169,879
Swatch Group AG (Bearer)	650	193,429
Tapestry, Inc.	32,600	1,269,118
VF Corp.	10,900	886,061
		12,701,616
Footwear - 2.5%
NIKE, Inc. Class B	142,750	10,723,380
Wolverine World Wide, Inc.	5,900	204,140
		10,927,520

TOTAL TEXTILES, APPAREL & LUXURY GOODS		23,629,136

Tobacco - 0.2%
Tobacco - 0.2%
Philip Morris International, Inc.	8,500	735,505
TOTAL COMMON STOCKS
(Cost $341,843,886)		439,593,806

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 2.27% (c)	927,079	927,265
Fidelity Securities Lending Cash Central Fund 2.27% (c)(d)	6,933,987	6,934,680
TOTAL MONEY MARKET FUNDS
(Cost $7,861,945)		7,861,945
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $349,705,831)		447,455,751
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(6,963,419)
NET ASSETS - 100%		$440,492,332

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$37,170
Fidelity Securities Lending Cash Central Fund	83,187
Total	$120,357

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$439,593,806	$439,303,884	$289,922	$--
Money Market Funds	7,861,945	7,861,945	--	--
Total Investments in Securities:	$447,455,751	$447,165,829	$289,922	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$13,165,750

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Communications Equipment Portfolio

November 30, 2018

DEV-QTLY-0119
1.810680.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Aerospace & Defense - 0.3%
Aerospace & Defense - 0.3%
Harris Corp.	4,300	$614,685
Communications Equipment - 82.7%
Communications Equipment - 82.7%
ADTRAN, Inc.	247,600	3,082,620
Applied Optoelectronics, Inc. (a)(b)	7,100	146,189
Arista Networks, Inc. (a)	26,200	6,248,176
Arris International PLC (a)	138,253	4,272,018
Ciena Corp. (a)	20,600	671,972
Cisco Systems, Inc.	1,029,999	49,306,052
CommScope Holding Co., Inc. (a)	418,071	7,567,085
Comtech Telecommunications Corp.	25,700	656,378
EchoStar Holding Corp. Class A (a)	41,700	1,744,728
Extreme Networks, Inc. (a)	105,000	690,900
F5 Networks, Inc. (a)	64,635	11,115,281
Finisar Corp. (a)	207,600	4,847,460
Infinera Corp. (a)	289,214	1,246,512
InterDigital, Inc.	45,300	3,409,278
Juniper Networks, Inc.	276,712	7,944,402
Lumentum Holdings, Inc. (a)	78,920	3,509,572
Mitel Networks Corp. (a)	320,600	3,574,690
Motorola Solutions, Inc.	45,459	5,966,494
NETGEAR, Inc. (a)	32,750	1,814,350
NetScout Systems, Inc. (a)	69,400	1,858,532
Nokia Corp. sponsored ADR (b)	2,408,503	13,174,511
Oclaro, Inc. (a)	424,300	3,424,101
Palo Alto Networks, Inc. (a)	36,900	6,381,855
Plantronics, Inc.	56,034	2,564,676
Quantenna Communications, Inc. (a)	164,700	2,467,206
Radware Ltd. (a)	19,843	452,619
Sierra Wireless, Inc. (a)(b)	33,200	534,239
Sonus Networks, Inc. (a)	356,960	1,906,166
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (b)	1,306,380	10,960,528
ViaSat, Inc. (a)(b)	21,500	1,486,510
Viavi Solutions, Inc. (a)	416,900	4,227,366
		167,252,466
Electronic Equipment & Components - 3.9%
Electronic Components - 1.4%
Casa Systems, Inc. (a)	99,900	1,553,445
Corning, Inc.	33,600	1,082,592
II-VI, Inc. (a)	4,500	168,390
		2,804,427
Electronic Manufacturing Services - 1.7%
Fabrinet	26,300	1,386,799
IPG Photonics Corp. (a)	2,200	312,730
Jabil, Inc.	42,400	1,058,728
TE Connectivity Ltd.	8,900	684,677
		3,442,934
Technology Distributors - 0.8%
CDW Corp.	6,200	574,616
Dell Technologies, Inc. (a)	10,559	1,113,763
		1,688,379

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		7,935,740

Interactive Media & Services - 2.2%
Interactive Media & Services - 2.2%
Alphabet, Inc.:
Class A (a)	2,910	3,229,082
Class C (a)	1,205	1,318,788
		4,547,870
IT Services - 2.0%
Data Processing & Outsourced Services - 0.5%
WNS Holdings Ltd. sponsored ADR (a)	18,300	893,772
IT Consulting & Other Services - 1.5%
Amdocs Ltd.	15,700	1,019,087
Cognizant Technology Solutions Corp. Class A	10,050	715,862
Presidio, Inc.	96,803	1,362,986
		3,097,935

TOTAL IT SERVICES		3,991,707

Media - 0.7%
Cable & Satellite - 0.7%
Comcast Corp. Class A	35,900	1,400,459
Semiconductors & Semiconductor Equipment - 4.6%
Semiconductors - 4.6%
Acacia Communications, Inc. (a)	87,000	3,730,560
Analog Devices, Inc.	7,600	698,592
Broadcom, Inc.	3,523	836,395
Marvell Technology Group Ltd.	37,098	597,649
NXP Semiconductors NV	11,900	992,103
ON Semiconductor Corp. (a)	39,100	749,938
Qualcomm, Inc.	28,719	1,673,169
		9,278,406
Software - 2.3%
Application Software - 1.2%
Citrix Systems, Inc.	8,500	926,245
LogMeIn, Inc.	8,808	812,362
Micro Focus International PLC	34,300	673,602
SailPoint Technologies Holding, Inc. (a)	2,300	59,869
		2,472,078
Systems Software - 1.1%
Check Point Software Technologies Ltd. (a)	9,300	1,039,833
Oracle Corp.	24,100	1,175,116
		2,214,949

TOTAL SOFTWARE		4,687,027

Technology Hardware, Storage & Peripherals - 0.7%
Technology Hardware, Storage & Peripherals - 0.7%
HP, Inc.	34,711	798,353
Samsung Electronics Co. Ltd.	13,850	517,382
		1,315,735
TOTAL COMMON STOCKS
(Cost $152,255,927)		201,024,095

Money Market Funds - 10.7%
Fidelity Cash Central Fund, 2.27% (c)	1,158,868	1,159,099
Fidelity Securities Lending Cash Central Fund 2.27% (c)(d)	20,602,282	20,604,342
TOTAL MONEY MARKET FUNDS
(Cost $21,763,441)		21,763,441
TOTAL INVESTMENT IN SECURITIES - 110.1%
(Cost $174,019,368)		222,787,536
NET OTHER ASSETS (LIABILITIES) - (10.1)%		(20,502,301)
NET ASSETS - 100%		$202,285,235

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$30,098
Fidelity Securities Lending Cash Central Fund	127,143
Total	$157,241

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$201,024,095	$200,350,493	$673,602	$--
Money Market Funds	21,763,441	21,763,441	--	--
Total Investments in Securities:	$222,787,536	$222,113,934	$673,602	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Wireless Portfolio

November 30, 2018

WIR-QTLY-0119
1.810702.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Communications Equipment - 3.8%
Communications Equipment - 3.8%
CommScope Holding Co., Inc. (a)	65,300	$1,181,930
Motorola Solutions, Inc.	11,468	1,505,175
Nokia Corp. sponsored ADR	391,700	2,142,599
Quantenna Communications, Inc. (a)	74,700	1,119,006
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (b)	412,400	3,460,036
ViaSat, Inc. (a)	1	69
		9,408,815
Diversified Telecommunication Services - 32.2%
Alternative Carriers - 1.5%
Iliad SA	26,795	3,614,370
Integrated Telecommunication Services - 30.7%
AT&T, Inc.	1,099,100	34,335,884
BCE, Inc.	98,500	4,222,011
BT Group PLC sponsored ADR (b)	406,300	6,789,273
Masmovil Ibercom SA (a)	45,870	5,629,150
Orange SA ADR (b)	412,100	6,906,796
Telecom Italia SpA (a)	2,505,500	1,632,563
Telecom Italia SpA sponsored ADR (a)	25,400	166,370
Telefonica SA sponsored ADR (b)	534,297	4,814,016
Verizon Communications, Inc.	177,201	10,685,220
		75,181,283

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		78,795,653

Entertainment - 2.5%
Interactive Home Entertainment - 2.5%
Activision Blizzard, Inc.	122,000	6,085,360
Equity Real Estate Investment Trusts (REITs) - 7.2%
Specialized REITs - 7.2%
American Tower Corp.	107,692	17,714,257
Crown Castle International Corp.	1	115
		17,714,372
Interactive Media & Services - 4.1%
Interactive Media & Services - 4.1%
Alphabet, Inc. Class A (a)	9,000	9,986,850
Media - 4.8%
Cable & Satellite - 4.4%
Altice Europe NV Class A (b)	134,099	324,729
DISH Network Corp. Class A (a)	87,200	2,856,672
Liberty Global PLC Class A (a)	220,900	5,484,947
Telenet Group Holding NV (b)	40,479	2,008,107
		10,674,455
Cable & Satellite (Discontinued) - 0.4%
Altice U.S.A., Inc. Class A	55,825	987,544

TOTAL MEDIA		11,661,999

Semiconductors & Semiconductor Equipment - 12.0%
Semiconductors - 12.0%
Marvell Technology Group Ltd.	429,600	6,920,856
Qorvo, Inc. (a)	73,925	4,865,004
Qualcomm, Inc.	244,150	14,224,179
Sequans Communications SA ADR (a)(b)	393,300	420,831
Skyworks Solutions, Inc.	32,200	2,343,194
STMicroelectronics NV (NY Shares) unit (b)	33,500	497,475
		29,271,539
Software - 2.0%
Application Software - 1.7%
RingCentral, Inc. (a)	51,300	4,252,770
Systems Software - 0.3%
BlackBerry Ltd. (a)	77,101	677,785

TOTAL SOFTWARE		4,930,555

Technology Hardware, Storage & Peripherals - 14.1%
Technology Hardware, Storage & Peripherals - 14.1%
Apple, Inc.	193,405	34,538,266
Textiles, Apparel & Luxury Goods - 1.1%
Textiles - 1.1%
China Tower Corp. Ltd. Class H	17,456,000	2,588,057
Wireless Telecommunication Services - 14.3%
Wireless Telecommunication Services - 14.3%
China Mobile Ltd. sponsored ADR	147,100	7,316,754
Gogo, Inc. (a)(b)	222,600	941,598
Millicom International Cellular SA	24,400	1,431,792
Rogers Communications, Inc. Class B (non-vtg.)	6,900	368,045
Shenandoah Telecommunications Co.	300	14,988
SoftBank Corp.	57,900	4,887,898
Spok Holdings, Inc.	1	15
Sprint Corp. (a)	32	201
T-Mobile U.S., Inc. (a)	179,875	12,312,444
U.S. Cellular Corp. (a)	5,800	323,988
Vodafone Group PLC sponsored ADR	337,881	7,261,063
		34,858,786
TOTAL COMMON STOCKS
(Cost $211,861,374)		239,840,252

Nonconvertible Preferred Stocks - 1.2%
Diversified Telecommunication Services - 1.2%
Integrated Telecommunication Services - 1.2%
Telefonica Brasil SA
(Cost $3,468,434)	254,200	3,024,500

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 2.27% (c)	1,338,827	1,339,094
Fidelity Securities Lending Cash Central Fund 2.27% (c)(d)	9,752,830	9,753,806
TOTAL MONEY MARKET FUNDS
(Cost $11,092,900)		11,092,900
TOTAL INVESTMENT IN SECURITIES - 103.9%
(Cost $226,422,708)		253,957,652
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(9,517,514)
NET ASSETS - 100%		$244,440,138

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$26,282
Fidelity Securities Lending Cash Central Fund	170,114
Total	$196,396

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$239,840,252	$233,319,791	$6,520,461	$--
Nonconvertible Preferred Stocks	3,024,500	3,024,500	--	--
Money Market Funds	11,092,900	11,092,900	--	--
Total Investments in Securities:	$253,957,652	$247,437,191	$6,520,461	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$22,180,290

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 28, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 28, 2019